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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

 Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2014

Date of reporting period:       April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT
April 30, 2014
(Unaudited)

For more information or assistance in opening an account,
please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

June 15, 2014

Dear Shareholder,

Enclosed is the Semi-Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX), the TFS Small Cap Fund (ticker: TFSSX) and the TFS Hedged Futures Fund (ticker: TFSHX) for the period ended April 30, 2014. On behalf of the investment manager, TFS Capital LLC (“TFS Capital”), I would like to thank you for your continued investment.

Below you will find performance updates on each of the mutual funds. Also, as previously announced, effective January 1, 2014, the advisory fee rate paid to TFS Capital by each of the three funds was reduced. In addition, the maximum expense ratio of each fund was permanently reduced. TFS Capital believes the fee reductions are in the best interests of the funds’ shareholders and consistent with industry demand for lower fees. We also believe the fee reductions strengthen the firm’s long-term value proposition.

TFS Market Neutral Fund (ticker: TFSMX)

Average annual total returns for periods ended April 30, 2014

	1-year return	3-year return	5-year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	-0.60%	0.77%	5.33%	6.79%
S&P 500® Index	20.44%	13.83%	19.14%	7.75%

TFSMX did not produce positive alpha (i.e., the return that cannot be explained by a fund’s market exposure) for the majority of the first six months of the current fiscal year. Many of the strategies in which the fund invests underperformed during the period. Much of the underperformance is explained by stocks in the fund’s short portfolio, and in particular those stocks with high volatility and/or borrowing costs. These stocks, which have helped the fund in the past, rose more than the overall market, leading to losses for the fund’s short portfolio.

Since inception, TFSMX has produced positive alpha, with performance just below those of long-only indices with significantly lower volatility and market exposure. From inception (September 7, 2004) through April 30, 2014, TFSMX has had an average annual return of 6.79%, as compared to S&P 500® Index performance during the same period of 7.75%. During this period, the fund’s beta (i.e., the performance resulting from market exposure) was only 0.23, meaning that only a small portion of the fund’s performance was caused by market exposure. In addition, during this time period, the fund’s average annual volatility measure is 7.86%, compared to the S&P 500® Index volatility of 20.68%. Based on its trailing 5-year return through April 30, 2014, TFSMX was ranked #14 among 41 funds in the Lipper “Equity Market Neutral” category.1

1

The strategies used in managing TFSMX have resulted in its returns having a low correlation to other asset classes since inception. According to Modern Portfolio Theory, portfolios may benefit by combining non-correlated investments. For your reference, below are the TFS Market Neutral Fund’s correlations to several other asset classes since inception. It is notable that TFSMX has observed a rise in correlation to the equity indices in recent years, as compared to historical averages.

Index	Correlation Since Inception
S&P 500 ® Index	0.61
Russell 2000 ® Index	0.60
MSCI EAFE Index	0.49
Barclays U.S. Aggregate Bond Index	-0.17
Dow Jones REIT ETF Index	0.42
Dow Jones Commodity Futures	0.43

Effective March 1, 2014, TFSMX became available for purchase by all investors. The TFS Market Neutral Fund was closed to new investors on June 30, 2009 in response to an increase in assets. Since then, the fund has either been fully closed to investors or has operated under a policy that was designed to limit purchase activity. At this time, TFS Capital believes the fund has capacity to accept new investments while still maintaining its current investment integrity.

TFS Small Cap Fund (ticker: TFSSX)

Average annual total returns for periods ended April 30, 2014

	1-year return	3-year return	5-year return	Since Inception (3/7/2006)
TFS Small Cap Fund	26.72%	13.31%	24.21%	12.36%
Russell 2000 ® Index	20.50%	10.74%	19.84%	7.08%

During the 12-month period ended April 30, 2014, TFSSX outperformed its benchmark, the Russell 2000® Index. TFSSX’s returns were heavily impacted by the movement of the U.S. “small-cap” equity sector as evidenced by comparing the return of TFSSX and its benchmark return (i.e., 26.72% versus 20.50%). Given its “long-only” mandate, TFSSX is expected to have a high correlation to U.S. small-cap equity market movements with any performance deviation generally attributable to TFS Capital’s equity selection.

TFSSX also achieved its objective of outperforming the Russell 2000® Index over longer periods of time. In fact, it now has over an 8-year track record and has achieved an average annual return since inception that is more than five percentage points higher than that of the Russell 2000® Index. Based on its trailing 5-year return through April 30, 2014, TFSSX was ranked #21 among 585 funds in the Lipper Small Cap Core category.2

2

TFS Hedged Futures Fund (ticker: TFSHX)

Average annual total returns for periods ended April 30, 2014

	1-year return	Since Inception (3/7/2006)
TFS Hedged Futures Fund	-3.86%	0.85%
S&P Diversified Trends Indicator	1.13%	-3.88%
S&P 500® Index	20.44%	21.24%

During the 12-month period ended April 30, 2014, TFSHX failed to generate capital appreciation – posting a -3.86% return during the period. From inception (December 29, 2011) through April 30, 2014, TFSHX generated only a slightly positive average annual return of 0.85%. While performance during the one year period trails the S&P Diversified Trends Indicator, a commonly-used benchmark for managed-futures funds, performance since inception compares favorably. Though the S&P 500® Index is not generally considered an appropriate benchmark for managed-futures funds, it is provided above for your reference.

Like the TFS Market Neutral Fund, the TFS Hedged Futures Fund has demonstrated a low correlation to many market indices. This low correlation suggests the addition of the TFS Hedged Futures Fund may improve the risk-adjusted performance of many investment portfolios. The TFS Hedged Futures Fund has had a slightly negative correlation to the S&P Diversified Trends Indicator, which suggests that it may also have a low correlation to other managed-futures funds that track this index. The TFS Hedged Futures Fund also has a low correlation to the TFS Market Neutral Fund which suggests that these two investments may complement each other in an investment portfolio seeking non-correlated return streams. For your reference, below are the TFS Hedged Futures Fund’s correlations to several other asset classes.

Index	Correlation Since Inception
TFS Market Neutral Fund (ticker: TFSMX)	0.25
S&P Diversified Trends Indicator	-0.09
S&P 500® Index	0.21
Russell 2000® Index	0.23
S&P GSCI Index	0.14
Barclays U.S. Aggregate Bond Index	-0.09

As always, we do not recommend allocating a high percentage of one’s assets to any one investment fund managed by TFS Capital given the risks inherent in each product. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions regarding this material, please contact us.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
 TFS Capital LLC

3

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the mutual funds discussed in this report (the “Funds”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fee reductions and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such reductions and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors. Futures investing is speculative. Each Fund’s current NAV per share is available at www.TFSCapital.com.

[1]
In the Lipper “Equity Market Neutral” category, TFSMX was ranked #14 out of 41 using its 5-year return and #35 out of 70 using its 3-year return. At 4/30/2014, Lipper did not make 1-year rankings available to the public.

[2]
In the Lipper “Small Cap Core” category, TFSSX was ranked #21 out of 585 using its 5-year return and #101 out of 659 using its 3-year return. At 4/30/2014, Lipper did not make 1-year rankings available to the public.

Ranking information provided by Lipper for the periods ended April 30, 2014. TFSSX was assigned by Lipper to the Small-Cap Core category. TFSMX was assigned by Lipper to the Equity Market Neutral category. The Funds are ranked based on total return and are ranked within a universe of funds with similar investment objectives. Rankings include the reinvestment of dividends and capital gains but exclude the effect of a fund’s sales load, if applicable. Fund rankings are calculated monthly by Lipper Analytical Services of New York. Lipper Inc. is a nationally recognized organization that ranks the performance of mutual funds.

4

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
April 30, 2014 (Unaudited)

Common Stocks vs.
the Standard & Poor’s 500® Index Net Sector Exposure*

*	The net percentages for TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Common Stocks		Top 10 Short Common Stocks
Security Description	% of Net Assets	Security Description	% of Net Assets
Tower International, Inc.	0.51%	VirnetX Holding Corporation	0.54%
Natus Medical, Inc.	0.47%	Molycorp, Inc.	0.52%
Pioneer Energy Services Corporation	0.47%	ExOne Company (The)	0.51%
Matrix Service Company	0.38%	Arena Pharmaceuticals, Inc.	0.50%
Tech Data Corporation	0.37%	GenCorp, Inc.	0.47%
Compass Minerals International, Inc.	0.35%	J.C. Penney Company, Inc.	0.47%
EnerNOC, Inc.	0.33%	Dendreon Corporation	0.42%
Warren Resources, Inc.	0.33%	Sarepta Therapeutics, Inc.	0.41%
OraSure Technologies, Inc.	0.33%	Weight Watchers International, Inc.	0.40%
PBF Energy, Inc. - Class A	0.32%	Galena Biopharma, Inc.	0.40%

Please note that the Fund may hold securities other than common stocks.

5

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
April 30, 2014 (Unaudited)

Sector Allocation (% of Net Assets)

Top 10 Equity Positions
Security Description	% of Net Assets
Pioneer Energy Services Corporation	0.54%
Compass Minerals International, Inc.	0.53%
Gentherm, Inc.	0.52%
Magellan Health Services, Inc.	0.50%
Tech Data Corporation	0.50%
Korn/Ferry International	0.49%
Geo Group, Inc. (The)	0.49%
Berry Plastics Group, Inc.	0.47%
Natus Medical, Inc.	0.47%
H&E Equipment Services, Inc.	0.44%

6

TFS HEDGED FUTURES FUND
PORTFOLIO INFORMATION
April 30, 2014 (Unaudited)

Exposure by Type of Futures Contract
 (Value as a % of Net Assets)

Net Exposure by Type of Futures Contract (Net as a % of Net Assets)
Net Commodity Futures Exposure	-0.2%
Net Financial Futures Exposure	-50.1%

7

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS*
 April 30, 2014 (Unaudited)

COMMON STOCKS — 90.3%	Shares	Value
Consumer Discretionary — 14.1%
DineEquity, Inc. (a)	35,430	$2,685,948
Gentherm, Inc. (a) (b)	84,384	3,067,358
Journal Communications, Inc. - Class A (b)	304,734	2,443,967
Marcus Corporation (a)	147,150	2,461,820
Modine Manufacturing Company (a) (b)	164,286	2,707,433
Motorcar Parts of America, Inc. (a) (b)	91,254	2,504,010
Papa John's International, Inc. (a)	59,334	2,602,389
Tower International, Inc. (a) (b)	186,481	5,186,037
Zale Corporation (a) (b)	124,567	2,664,488
Other Consumer Discretionary (c)		116,390,995
		142,714,445
Consumer Staples — 2.9%
Cal-Maine Foods, Inc. (a)	44,285	2,640,715
Revlon, Inc. - Class A (a) (b)	86,256	2,599,756
Other Consumer Staples (c)		23,976,960
		29,217,431
Energy — 7.7%
Matrix Service Company (b)	123,641	3,829,162
PBF Energy, Inc. - Class A (a)	106,648	3,282,625
Pioneer Energy Services Corporation (a) (b)	316,433	4,737,002
REX American Resources Corporation (b)	44,421	2,903,357
Stone Energy Corporation (a) (b)	54,950	2,695,298
Warren Resources, Inc. (a) (b)	660,240	3,347,417
Other Energy (c)		56,897,224
		77,692,085
Financials — 13.5%
Aspen Insurance Holdings Ltd.	53,711	2,458,890
Gyrodyne Special Distribution, LLC (b) (d)	1,499	—
Kemper Corporation	72,484	2,856,594
Nelnet, Inc. - Class A (a)	59,804	2,527,317
Zillow, Inc. - Class A (a) (b)	23,700	2,576,190
Other Financials (c)		126,192,182
		136,611,173
Health Care — 15.1%
Greatbatch, Inc. (a) (b)	67,321	3,098,786
Natus Medical, Inc. (a) (b)	192,868	4,788,912
OraSure Technologies, Inc. (a) (b)	509,746	3,338,836
Orthofix International N.V. (a) (b)	108,167	3,266,643
Providence Service Corporation (The) (b)	76,832	3,120,147
Other Health Care (c)		135,096,365
		152,709,689

8

TFS MARKET NEUTRAL FUND
 SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 90.3% (Continued)	Shares	Value
Industrials — 12.6%
Duoyuan Printing, Inc. (b) (d)	82,994	$1,660
EnerNOC, Inc. (a) (b)	142,442	3,361,631
Kelly Services, Inc. - Class A (a)	116,924	2,462,419
Marten Transport Ltd. (a)	106,100	2,489,106
Republic Airways Holdings, Inc. (a) (b)	308,246	2,561,524
Tutor Perini Corporation (a) (b)	110,243	3,263,193
Other Industrials (c)		113,086,715
		127,226,248
Information Technology — 17.0%
Amkor Technology, Inc. (a) (b)	407,072	3,236,222
Envestnet, Inc. (a) (b)	67,603	2,491,171
iGATE Corporation (b)	76,004	2,781,746
Insight Enterprises, Inc. (b)	91,272	2,384,025
Integrated Device Technology, Inc. (a) (b)	206,165	2,405,946
Lattice Semiconductor Corporation (a) (b)	300,306	2,528,577
MAXIMUS, Inc. (a)	59,233	2,521,549
OmniVision Technologies, Inc. (a) (b)	143,702	2,806,500
Perficient, Inc. (b)	134,400	2,455,488
Science Applications International Corporation (a)	67,765	2,642,835
ShoreTel, Inc. (a) (b)	331,942	2,506,162
Take-Two Interactive Software, Inc. (a) (b)	133,849	2,727,843
Tech Data Corporation (a) (b)	60,533	3,782,707
Other Information Technology (c)		136,768,897
		172,039,668
Materials — 5.5%
Berry Plastics Group, Inc. (a) (b)	122,999	2,766,247
Compass Minerals International, Inc. (a)	38,211	3,500,128
KapStone Paper and Packaging Corporation (a) (b)	111,176	2,932,823
Koppers Holdings, Inc. (a)	64,238	2,742,963
P.H. Glatfelter Company (a)	101,464	2,589,361
Stepan Company (a)	44,338	2,564,067
Other Materials (c)		38,739,782
		55,835,371
Telecommunication Services — 0.9%
Other Telecommunication Services (c)		9,216,323

Utilities — 1.0%
Other Utilities (c)		10,004,756

Total Common Stocks (Cost $849,740,612)		$913,267,189

9

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

PREFERRED STOCKS — 0.2%	Shares	Value
Other Preferred Stocks (Cost $1,307,461) (c)		$1,439,851

OTHER INVESTMENTS — 7.6%	Shares	Value
Other Investments (Cost $75,672,532) (c)	123	$76,746,547

CORPORATE BONDS — 0.0% (e)	Par Value	Value
Financials — 0.0% (e)
GAMCO Investors, Inc., 0.00%, due 12/31/2015	$3,100	$2,994
Gyrodyne Company of America, Inc., 5.00%, due 6/30/2017 (d)	12,110	—
Total Corporate Bonds (Cost $12,110)		$2,994

MONEY MARKET FUNDS — 0.8%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (f)	8,159,309	$8,159,309
UMB Money Market Fiduciary, 0.01% (f)	171,240	171,240
Total Money Market Funds (Cost $8,330,549)		$8,330,549

Total Investments at Value — 98.9% (Cost $935,063,264)		$999,787,130

Other Assets in Excess of Liabilities — 1.1%		11,612,091	(g)

Net Assets — 100.0%		$1,011,399,221

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)	All or a portion of the shares have been committed as collateral for open short positions.

(b)	Non-income producing security.

(c)	Represents issuers not identified as either a top 50 holding in terms of value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or not a fair-valued security as of April 30, 2014.

(d)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $1,660 at April 30, 2014, representing 0.0%(e) of net assets (Note 2).

(e)	Percentage rounds to less than 0.1%.

(f)	The rate shown is the 7-day effective yield as of April 30, 2014.

(g)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to financial statements.

10

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2014 (Unaudited)

COMMON STOCKS — 75.1%	Shares	Value
Consumer Discretionary — 10.5%
Auto Components — 0.5%
Ballard Power Systems, Inc.	568,713	$2,081,490
BorgWarner, Inc.	4,612	286,590
China XD Plastics Company Ltd.	9,267	63,386
Dorman Products, Inc.	8,482	488,139
Fuel Systems Solutions, Inc.	13,470	141,166
Quantum Fuel Systems Technologies Worldwide, Inc.	309,392	2,045,081
TRW Automotive Holdings Corporation	218	17,516
UQM Technologies, Inc.	92,361	204,118
		5,327,486
Automobiles — 0.2%
Kandi Technologies Group, Inc.	138,345	1,550,848
Tesla Motors, Inc.	1,778	369,628
		1,920,476
Distributors — 0.0% (a)
Pool Corporation	5,958	351,641

Diversified Consumer Services — 1.0%
American Public Education, Inc.	28,951	1,001,705
Bridgepoint Education, Inc.	35,063	555,748
Capella Education Company	2,544	148,468
Carriage Services, Inc.	2,719	43,749
Corinthian Colleges, Inc.	494,992	569,241
Education Management Corporation	14,102	55,985
ITT Educational Services, Inc.	40,688	1,098,576
K12, Inc.	19,837	469,740
Lincoln Educational Services Corporation	32,023	130,654
Matthews International Corporation - Class A	2,665	107,533
Outerwall, Inc.	4,035	279,827
StoneMor Partners, L.P.	27,888	689,391
Strayer Education, Inc.	10,988	468,418
Weight Watchers International, Inc.	206,002	4,078,840
		9,697,875
Hotels, Restaurants & Leisure — 1.0%
Aramark Holdings Corporation	4,534	127,813
Bally Technologies, Inc.	11,830	770,251
BJ's Restaurants, Inc.	13,969	398,815
Bloomin' Brands, Inc.	455	9,701
Bob Evans Farms, Inc.	20,275	950,289
Caesars Entertainment Corporation	26,138	482,769
Churchill Downs, Inc.	1,841	161,695
Chuy's Holdings, Inc.	9,495	341,345
Darden Restaurants, Inc.	1,463	72,726

11

TFS MARKET NEUTRAL FUND
 SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Consumer Discretionary — 10.5% (Continued)
Hotels, Restaurants & Leisure — 1.0% (Continued)
Denny's Corporation	32,979	$222,278
Empire Resorts, Inc.	70,502	477,299
Famous Dave's of America, Inc.	1,771	46,914
Iao Kun Group Holding Company Ltd.	139	407
International Game Technology	94,687	1,188,322
Interval Leisure Group, Inc.	475	12,241
Jamba, Inc.	33	365
Life Time Fitness, Inc.	25,180	1,208,640
Morgans Hotel Group Company	49,425	370,687
Multimedia Games Holding Company, Inc.	1,716	50,107
Noodles & Company	21,807	715,052
Pinnacle Entertainment, Inc.	21,035	489,484
PokerTek, Inc.	976	1,279
Popeyes Louisiana Kitchen, Inc.	15,322	583,768
Potbelly Corporation	12,609	214,353
Red Lion Hotels Corporation	1,947	11,195
Ryman Hospitality Properties, Inc.	15,398	701,379
Six Flags Entertainment Corporation	1,300	52,182
Starbucks Corporation	830	58,615
		9,719,971
Household Durables — 1.1%
Beazer Homes USA, Inc.	22,384	424,401
Blyth, Inc.	216,699	2,030,470
D.R. Horton, Inc.	4,455	99,257
Ethan Allen Interiors, Inc.	51,022	1,238,814
Garmin Ltd.	3,074	175,525
Hovnanian Enterprises, Inc. - Class A	186,097	829,993
iRobot Corporation	8,503	284,850
KB Home	79,013	1,304,505
Lennar Corporation - Class A	7,998	308,643
Meritage Homes Corporation	21,733	838,459
SodaStream International Ltd.	13,220	562,247
Taylor Morrison Home Corporation - Class A	6,889	146,116
Tempur Sealy International, Inc.	7,112	356,880
Toll Brothers, Inc.	956	32,733
TRI Pointe Homes, Inc.	154,530	2,483,297
William Lyon Homes - Class A	10,281	268,334
		11,384,524
Internet & Catalog Retail — 0.4%
E-Commerce China Dangdang, Inc. - Class A - ADR	33,193	358,152
FTD Companies, Inc.	27,027	819,999
HomeAway, Inc.	3,011	98,219
Lands' End, Inc.	12,090	334,289

12

TFS MARKET NEUTRAL FUND
 SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Consumer Discretionary — 10.5% (Continued)
Internet & Catalog Retail — 0.4% (Continued)
LightInTheBox Holding Company Ltd. - ADR	28,600	$156,156
Mecox Lane Ltd. - ADR	706	2,520
NutriSystem, Inc.	49,990	749,850
Orbitz Worldwide, Inc.	87,868	645,830
PetMed Express, Inc.	76,986	1,007,747
		4,172,762
Leisure Products — 1.1%
Black Diamond, Inc.	105,140	1,172,311
Callaway Golf Company	109,638	954,947
Eastman Kodak Company	38,697	1,155,879
JAKKS Pacific, Inc.	252,698	2,213,635
Smith & Wesson Holding Corporation	169,052	2,594,948
Sturm Ruger & Company, Inc.	53,270	3,427,925
		11,519,645
Media — 1.9%
Central European Media Enterprises Ltd. - Class A	471,957	1,293,162
China Yida Holding Company	190	580
Cinemark Holdings, Inc.	2,282	67,593
Cumulus Media, Inc. - Class A	125,811	806,449
Dex Media, Inc.	122,782	899,992
DreamWorks Animation SKG, Inc. - Class A	62,247	1,495,795
Entercom Communications Corporation - Class A	41,565	448,902
Gray Television, Inc.	28,174	316,958
Lamar Advertising Company - Class A	11,218	560,003
Liberty Media Corporation - Class A	444	57,591
McClatchy Company (The) - Class A	70,578	386,767
MDC Partners, Inc. - Class A	66,191	1,616,384
Media General, Inc.	37,694	577,472
New Media Investment Group, Inc.	15,083	215,234
Nexstar Broadcasting Group, Inc. - Class A	63,334	2,523,860
Radio One, Inc. - Class D	165,132	746,397
ReachLocal, Inc.	15,311	153,110
Regal Entertainment Group - Class A	72,935	1,371,178
RRSat Global Communications Network Ltd.	489	4,337
Scholastic Corporation	17,859	587,740
SFX Entertainment, Inc.	7,972	52,296
Sinclair Broadcast Group, Inc. - Class A	54,923	1,468,092
Sizmek, Inc.	100,321	961,075
Thomson Reuters Corporation	12,185	440,853
Tiger Media, Inc.	586	469
VisionChina Media, Inc. - ADR	31,531	622,422
World Wrestling Entertainment, Inc. - Class A	17,530	341,835
YOU On Demand Holdings, Inc.	213,518	634,148
		18,650,694

13

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Consumer Discretionary — 10.5% (Continued)
Multiline Retail — 0.7%
J. C. Penney Company, Inc.	554,613	$4,725,303
Sears Canada, Inc.	299	4,413
Sears Holdings Corporation	39,958	1,750,560
Tuesday Morning Corporation	55,608	777,400
		7,257,676
Specialty Retail — 2.1%
Aéropostale, Inc.	118,461	588,751
America's Car-Mart, Inc.	30,241	1,092,910
Birks Group, Inc.	62	75
Books-A-Million, Inc.	7,234	17,072
Buckle, Inc. (The)	12,721	597,760
Cabela's, Inc.	2,734	179,378
CarMax, Inc.	2,181	95,484
Children's Place Retail Stores, Inc. (The)	798	38,304
China Auto Logistics, Inc.	1,210	3,182
Conn's, Inc.	66,480	2,940,410
Container Store Group, Inc. (The)	26,497	731,052
CST Brands, Inc.	301	9,822
Five Below, Inc.	13,618	548,941
Francesca's Holdings Corporation	57,324	937,821
GameStop Corporation - Class A	4,868	193,162
Group 1 Automotive, Inc.	1,051	75,809
hhgregg, Inc.	180,008	1,551,669
Hibbett Sports, Inc.	21,816	1,174,792
Jos. A. Bank Clothiers, Inc.	1,029	66,422
Lithia Motors, Inc. - Class A	14,335	1,064,804
Lumber Liquidators Holdings, Inc.	1,365	118,973
Men's Wearhouse, Inc. (The)	3,422	162,134
Monro Muffler Brake, Inc.	27,118	1,529,455
Office Depot, Inc.	58,146	237,817
RadioShack Corporation	1,998,345	2,857,633
Rent-A-Center, Inc.	68,622	2,004,449
Restoration Hardware Holdings, Inc.	5,094	317,815
Select Comfort Corporation	27,297	502,265
Staples, Inc.	7,358	91,975
Tiffany & Company	4,116	360,109
Tile Shop Holdings, Inc. (The)	88,440	1,246,562
Zumiez, Inc.	1,971	48,191
		21,384,998
Textiles, Apparel & Luxury Goods — 0.5%
American Apparel, Inc.	742,832	480,166
Coach, Inc.	949	42,373
CROCS, Inc.	33,287	503,632

14

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Consumer Discretionary — 10.5% (Continued)
Textiles, Apparel & Luxury Goods — 0.5% (Continued)
Perry Ellis International, Inc.	22,818	$344,552
PVH Corporation	345	43,322
Quiksilver, Inc.	150,879	968,643
Tumi Holdings, Inc.	5,861	119,682
Vera Bradley, Inc.	85,302	2,414,046
Wolverine World Wide, Inc.	2,388	67,103
		4,983,519
Consumer Staples — 2.2%
Beverages — 0.0% (a)
Castle Brands, Inc.	2,918	2,670
Craft Brewers Alliance, Inc.	19,724	295,268
Leading Brands, Inc.	31	124
Primo Water Corporation	10,882	48,860
Viña Concha y Toro S.A. - ADR	99	4,148
		351,070
Food & Staples Retailing — 0.5%
Alon Blue Square Israel Ltd. - ADR	300	1,098
Chefs' Warehouse, Inc. (The)	43,092	865,718
Fairway Group Holdings Corporation	41,441	287,186
Fresh Market, Inc. (The)	41,755	1,549,111
Liberator Medical Holdings, Inc.	235,156	910,054
Natural Grocers by Vitamin Cottage, Inc.	4,804	171,022
Roundy's, Inc.	103,527	700,878
Sprouts Farmers Market, Inc.	4,915	157,133
SUPERVALU, Inc.	63,867	446,430
Susser Holdings Corporation	2,977	230,360
Weis Markets, Inc.	538	24,796
		5,343,786
Food Products — 1.2%
Amira Nature Foods Ltd.	19,619	305,272
Annie's, Inc.	67,850	2,205,803
B&G Foods, Inc.	7,799	255,807
Boulder Brands, Inc.	86,140	1,271,426
Calavo Growers, Inc.	17,135	532,727
Campbell Soup Company	2,347	106,765
Coffee Holding Company, Inc.	68,214	488,412
ConAgra Foods, Inc.	1,261	38,473
Dean Foods Company	96,786	1,533,090
Diamond Foods, Inc.	58,942	1,801,857
Flowers Foods, Inc.	6,029	123,715
Fresh Del Monte Produce, Inc.	46,758	1,350,839
General Mills, Inc.	302	16,012
Keurig Green Mountain, Inc.	375	35,130

15

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Consumer Staples — 2.2% (Continued)
Food Products — 1.2% (Continued)
Limoneira Company	23,750	$545,538
McCormick & Company, Inc.	2,743	195,302
Post Holdings, Inc.	5,191	271,282
S&W Seed Company	30,912	226,894
SkyPeople Fruit Juice, Inc.	465	753
Tianli Agritech, Inc.	323	669
Tootsie Roll Industries, Inc.	10,552	297,461
		11,603,227
Household Products — 0.1%
Clorox Company	2,356	213,689
Harbinger Group, Inc.	55,570	647,947
		861,636
Personal Products — 0.4%
22nd Century Group, Inc.	390,736	1,047,172
China-Biotics, Inc. (b)	535,616	696,301
Female Health Company (The)	103,845	785,068
Herbalife Ltd.	9,900	593,802
USANA Health Sciences, Inc.	10,459	709,748
		3,832,091
Tobacco — 0.0% (a)
Altria Group, Inc.	1,164	46,688
Star Scientific, Inc.	210,813	138,272
Universal Corporation	2,712	147,994
		332,954
Energy — 6.5%
Energy Equipment & Services — 1.1%
Bristow Group, Inc.	13,409	1,029,811
C&J Energy Services, Inc.	23,496	706,290
Cal Dive International, Inc.	915,018	1,354,227
Dawson Geophysical Company	22,258	629,011
Diamond Offshore Drilling, Inc.	20,468	1,117,758
Exterran Holdings, Inc.	22,701	976,597
Frank's International N.V.	3,972	108,952
Hornbeck Offshore Services, Inc.	5,345	221,443
McDermott International, Inc.	341,027	2,465,625
Newpark Resources, Inc.	20,273	244,087
Nuverra Environmental Solutions, Inc.	107,631	1,830,803
Recon Technology Ltd.	15,452	64,899
Tidewater, Inc.	6,485	330,281
Vantage Drilling Company	63,378	105,841
		11,185,625

16

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Energy — 6.5% (Continued)
Oil, Gas & Consumable Fuels — 5.4%
Alon USA Partners, L.P.	15,753	$290,013
Alpha Natural Resources, Inc.	424,002	1,823,209
American Midstream Partners, L.P.	226	6,118
Amyris, Inc.	760,119	2,675,619
Approach Resources, Inc.	13,749	285,292
Arc Logistics Partners, L.P.	900	20,079
Arch Coal, Inc.	307,983	1,410,562
Atlas Resource Partners, L.P.	931	19,765
Bill Barrett Corporation	10,334	244,709
BioFuel Energy Corporation	22,810	169,478
BP Prudhoe Bay Royalty Trust	6,029	527,417
BPZ Resources, Inc.	596,097	1,609,462
BreitBurn Energy Partners, L.P.	4,619	93,627
CAMAC Energy, Inc.	312,069	212,207
Capital Product Partners, L.P.	21,873	240,603
Cheniere Energy, Inc.	9,201	519,396
Chesapeake Granite Wash Trust	4,397	48,411
China Integrated Energy, Inc.	201,992	133,315
Clean Energy Fuels Corporation	164,779	1,458,294
Cloud Peak Energy, Inc.	25,223	496,641
CONSOL Energy, Inc.	1,311	58,353
Contango Oil & Gas Company	420	20,177
Diamondback Energy, Inc.	2,838	204,166
Emerald Oil, Inc.	192,700	1,362,389
Emerge Energy Services, L.P.	129	9,565
Enbridge Energy Management, LLC	47,234	1,387,735
Endeavour International Corporation	545,179	1,875,416
Energy XXI (Bermuda) Ltd.	12,176	291,372
Evolution Petroleum Corporation	25,265	298,127
Feishang Anthracite Resources Ltd.	12,465	11,254
Forest Oil Corporation	173,089	321,946
Frontline Ltd.	462,075	1,571,055
Gevo, Inc.	197,368	203,289
Global Partners, L.P.	100	4,060
Goodrich Petroleum Corporation	145,303	3,654,370
Green Plains Renewable Energy, Inc.	8,925	266,858
GreenHunter Resources, Inc.	318	299
Gulfport Energy Corporation	376	27,700
Halcon Resources Corporation	418,593	2,310,633
Harvest Natural Resources, Inc.	300,652	1,355,941
Holly Energy Partners, L.P.	13,749	444,230
Hyperdynamics Corporation	17,464	25,323
InterOil Corporation	19,975	1,262,620

17

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Energy — 6.5% (Continued)
Oil, Gas & Consumable Fuels — 5.4% (Continued)
Kinder Morgan Management, LLC	5,729	$413,650
LinnCo, LLC	63,300	1,744,548
Lucas Energy, Inc.	24,576	15,414
Magnum Hunter Resources Corporation	69,189	588,106
Matador Resources	1,553	44,602
Midcoast Energy Partners, L.P.	6,421	140,491
Midstates Petroleum Company, Inc.	42,800	252,520
Miller Energy Resources, Inc.	130,178	627,458
Navios Maritime Acquisition Corporation	175	621
New Source Energy Partners, L.P.	28	641
Nordic American Tankers Ltd.	191,893	1,656,037
Northern Oil & Gas, Inc.	99,641	1,537,461
Northern Tier Energy, L.P.	11,676	315,369
Oasis Petroleum, Inc.	5,421	252,131
Pacific Ethanol, Inc.	82,067	1,280,245
PDC Energy, Inc.	2,247	143,066
Pembina Pipeline Corporation	6,764	265,960
Penn Virginia Corporation	41,718	694,188
Pioneer Natural Resources Company	271	52,376
QEP Resources, Inc.	1,992	61,134
Quicksilver Resources, Inc.	780,376	2,544,026
Rentech, Inc.	141,343	299,647
Resolute Energy Corporation	46,482	348,615
Rex Energy Corporation	30,082	633,527
Rhino Resource Partners, L.P.	36,819	474,965
Rosetta Resources, Inc.	2,372	112,290
RSP Permina, Inc.	1,059	30,023
San Juan Basin Royalty Trust	45,455	868,645
SandRidge Energy, Inc.	117,783	807,991
SandRidge Mississippian Trust I	84,466	652,922
Scorpio Tankers, Inc.	12,993	117,067
Solazyme, Inc.	184,569	1,985,962
Spectra Energy Partners, L.P.	25,061	1,364,571
Susser Petroleum Partners, L.P.	3,904	162,797
TC PipeLines, L.P.	965	51,184
Teekay Tankers Ltd. - Class A	70,085	244,597
Transatlantic Petroleum Ltd.	2,484	22,753
Ultra Petroleum Corporation	14,451	430,640
Uranerz Energy Corporation	166,249	249,373
Uranium Energy Corporation	231,479	247,683
Uranium Resources, Inc.	175,518	472,143
Ur-Energy, Inc.	185,116	222,139
USEC, Inc.	83,656	282,757

18

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Energy — 6.5% (Continued)
Oil, Gas & Consumable Fuels — 5.4% (Continued)
Vanguard Natural Resources, LLC	33,386	$1,007,589
Western Refining, Inc.	21,534	936,729
Whiting USA Trust I	272,461	790,137
WPX Energy, Inc.	7,434	158,196
Zion Oil & Gas, Inc.	40,947	91,312
		54,947,393
Financials — 12.1%
Banks — 4.4%
Arrow Financial Corporation	20,474	512,464
Bancorp, Inc. (The)	14,104	223,125
BancorpSouth, Inc.	12,203	285,062
Bank of Hawaii Corporation	14,821	817,675
Bank of the Ozarks, Inc.	54,065	3,238,494
Banner Corporation	2,423	95,805
BNC Bancorp	2,223	36,235
Boston Private Financial Holdings, Inc.	6,671	83,454
Capital City Bank Group, Inc.	33	459
Cardinal Financial Corporation	16,023	269,186
Center Bancorporation, Inc.	1,763	32,633
Central Valley Community Bancorp	4	46
City Holding Company	47,108	2,025,173
CoBiz Financial, Inc.	10,748	107,910
Columbia Banking System, Inc.	6,935	172,127
Commerce Bancshares, Inc.	3,296	143,310
Community Bank System, Inc.	59,424	2,209,979
CVB Financial Corporation	31,443	454,666
DNB Financial Corporation	17	335
East West Bancorp, Inc.	357	12,320
Fidelity Southern Corporation	16	211
First BanCorporation (Puerto Rico)	122,538	629,845
First Commonwealth Financial Corporation	22,498	193,258
First Financial Bancorporation	59,828	968,615
First Financial Bankshares, Inc.	44,113	2,604,873
First Financial Holdings, Inc.	3,752	215,627
First Niagara Financial Group, Inc.	3,593	32,050
First of Long Island Corporation (The)	575	20,855
First United Corporation	400	3,304
First West Virginia Bancorp, Inc.	7	126
FirstMerit Corporation	50,065	970,760
Glacier Bancorp, Inc.	43,414	1,114,003
Hanmi Financial Corporation	6,497	138,191
Heartland Financial USA, Inc.	9,904	240,667
Heritage Financial Corporation	62,697	1,013,184

19

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Financials — 12.1% (Continued)
Banks — 4.4% (Continued)
Home BancShares, Inc.	30,080	$953,837
Hudson Valley Holding Corporation	1,362	25,006
Independent Bank Corporation (Massachusetts)	33,738	1,252,355
Jacksonville Bancorp, Inc. (Florida)	85	887
Lakeland Bancorp, Inc.	14,698	153,447
Lakeland Financial Corporation	424	15,518
LCNB Corporation	493	7,888
M&T Bank Corporation	2,390	291,604
MB Financial, Inc.	957	25,686
National Bank of Greece S.A. - ADR	143,900	564,088
National Penn Bancshares, Inc.	81,501	796,265
NBT Bancorp, Inc.	1,878	42,537
OFG Bancorp	25,024	426,909
Old National Bancorp	22,357	315,681
OptimumBank Holdings, Inc.	597	740
PacWest Bancorp	34,430	1,355,509
Park National Corporation	26,575	1,927,219
Peoples Bancorp, Inc.	989	25,783
Pinnacle Financial Partners, Inc.	29,795	1,030,013
PrivateBancorp, Inc.	25,245	696,005
Renasant Corporation	19,525	531,471
Republic Bancorp, Inc. - Class A	7,468	179,307
S&T Bancorp, Inc.	5,140	119,556
Simmons First National Corporation - Class A	958	34,641
Southside Bancshares, Inc.	74,455	2,053,479
Sterling Bancorp	40,269	481,617
Texas Capital Bancshares, Inc.	24,190	1,359,236
Tompkins Financial Corporation	3,107	146,464
TowneBank	51,130	788,936
TriCo Bancshares	41,735	1,012,074
Trustmark Corporation	99,988	2,286,726
Umpqua Holdings Corporation	43,656	725,999
United Bankshares, Inc.	16,171	473,002
United Community Banks, Inc.	24,188	390,636
Valley National Bancorp	152,758	1,530,635
Washington Trust Bancorp, Inc.	6,115	209,133
Webster Financial Corporation	1,523	45,903
Westamerica Bancorporation	58,496	2,972,767
Wintrust Financial Corporation	717	32,136
Woori Finance Holdings Company Ltd. - ADR	198	6,535
		44,153,257

20

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Financials — 12.1% (Continued)
Capital Markets — 1.7%
American Capital Ltd.	5,000	$74,950
Apollo Investment Corporation	60,847	486,168
Ares Capital Corporation	11,648	199,996
Arlington Asset Investment Corporation - Class A	184	4,867
Capitala Finance Corporation	3,749	68,907
Cohen & Steers, Inc.	29,683	1,202,458
Cowen Group, Inc. - Class A	207,289	851,958
Eaton Vance Corporation	7,299	263,275
Federated Investors, Inc. - Class B	9,218	263,082
Fidus Investment Corporation	47,340	867,269
Financial Engines, Inc.	8,484	375,417
Full Circle Capital Corporation	42,711	320,760
FXCM, Inc. - Class A	162,499	2,515,485
GFI Group, Inc.	50,727	188,704
Gladstone Capital Corporation	40,427	390,929
Golub Capital BDC, Inc.	45,690	763,937
Greenhill & Company, Inc.	33,581	1,684,087
GSV Capital Corporation	54,720	480,442
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,780	129,292
Harris & Harris Group, Inc.	3,410	12,242
Harvest Capital Credit Corporation	400	5,764
Hercules Technology Growth Capital, Inc.	19,135	261,767
Horizon Technology Finance Corporation	5,200	68,120
ICG Group, Inc.	1,501	30,590
INTL FCStone, Inc.	31,185	590,020
Janus Capital Group, Inc.	56,961	690,937
KCAP Financial, Inc.	73,601	586,600
Keating Capital, Inc.	1,400	8,862
Main Street Capital Corporation	4,178	131,356
New Mountain Finance Corporation	18,929	270,874
NGP Capital Resources Company	5,568	37,918
PennantPark Floating Rate Capital Ltd.	28,536	396,650
Rand Capital Corporation	19	66
RCS Capital Corporation - Class A	546	18,782
Safeguard Scientifics, Inc.	75,372	1,583,566
Solar Senior Capital Ltd.	19,218	318,058
TCP Capital Corporation	21,494	347,988
THL Credit, Inc.	2,191	29,425
TICC Capital Corporation	19,577	188,526
Triangle Capital Corporation	2,462	64,184
WisdomTree Investments, Inc.	19,039	214,950
		16,989,228

21

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Financials — 12.1% (Continued)
Consumer Finance — 0.8%
Atlanticus Holdings Corporation	103,056	$250,426
DFC Global Corporation	215,617	2,009,551
Encore Capital Group, Inc.	58,579	2,531,784
EZCORP, Inc. - Class A	94,034	980,775
Imperial Holdings, Inc.	67,626	452,418
JGWPT Holdings, Inc. - Class A	8,289	117,455
World Acceptance Corporation	25,415	1,845,129
		8,187,538
Diversified Financial Services — 0.2%
Citigroup, Inc.	405	19,404
CME Group, Inc.	1,877	132,122
Gain Capital Holdings, Inc.	156,167	1,577,287
Global Eagle Entertainment, Inc.	33,014	364,144
Manhattan Bridge Capital, Inc.	1,376	2,683
		2,095,640
Insurance — 1.8%
Allied World Assurance Company Holdings Ltd.	1,303	140,320
Ambac Financial Group, Inc.	15,388	464,410
Arch Capital Group Ltd.	731	41,901
Arthur J. Gallagher & Company	1,851	83,332
Aviva plc - ADR	5,600	100,408
Axis Capital Holdings Ltd.	1,167	53,390
Brown & Brown, Inc.	3,757	111,883
Cincinnati Financial Corporation	2,585	125,993
Citizens, Inc.	8,363	54,945
eHealth, Inc.	2,147	89,938
First American Financial Corporation	60,017	1,596,452
Greenlight Capital Re Ltd. - Class A	25,863	823,219
HCC Insurance Holdings, Inc.	5,252	241,277
HCI Group, Inc.	50,543	1,955,003
Health Insurance Innovations, Inc. - Class A	1,074	10,837
Infinity Property & Casualty Corporation	2,297	147,398
Lincoln National Corporation	7,399	358,926
Maiden Holdings Ltd.	55,248	651,926
Markel Corporation	627	392,452
Meadowbrook Insurance Group, Inc.	340,658	1,907,685
Montpelier Re Holdings Ltd.	65,631	2,006,996
Phoenix Companies, Inc. (The)	13,809	607,872
Protective Life Corporation	7,155	365,978
StanCorp Financial Group, Inc.	4,718	288,270
Stewart Information Services Corporation	56,268	1,716,174
Sun Life Financial, Inc.	5,507	186,357
Tower Group International Ltd.	999,005	2,457,552

22

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Financials — 12.1% (Continued)
Insurance — 1.8% (Continued)
Universal Insurance Holdings, Inc.	45,217	$661,525
W.R. Berkley Corporation	1,150	50,876
XL Group plc	7,691	241,113
		17,934,408
Real Estate Investment Trusts (REIT) — 2.2%
Altisource Residential Corporation	36,298	1,020,700
American Capital Agency Corporation	17,342	393,837
American Residential Properties, Inc.	11,359	204,121
Apollo Commercial Real Estate Finance, Inc.	6,479	110,208
Arbor Realty Trust, Inc.	35,199	246,745
Ares Commercial Real Estate Corporation	5,676	72,426
Associated Estates Realty Corporation	387	6,494
Campus Crest Communities, Inc.	101,198	871,315
Capstead Mortgage Corporation	17,767	227,062
CBL & Associates Properties, Inc.	51,371	933,411
Colony Financial, Inc.	17,410	378,667
Columbia Property Trust, Inc.	5,211	147,680
CYS Investments, Inc.	27,814	239,200
Digital Realty Trust, Inc.	8,123	433,768
Douglas Emmett, Inc.	5,926	163,558
DuPont Fabros Technology, Inc.	65,383	1,584,230
Empire State Realty Trust, Inc. - Class A	39,874	610,072
Equity One, Inc.	2,449	55,176
First Industrial Realty Trust, Inc.	7,298	134,064
First Potomac Realty Trust	29,805	388,359
Gaming and Leisure Properties, Inc.	3,195	117,416
Getty Realty Corporation	16,818	318,197
Gladstone Commercial Corporation	852	15,029
Glimcher Realty Trust	7,685	78,310
Government Properties Income Trust	3,308	84,189
Hatteras Financial Corporation	18,235	356,859
HCP, Inc.	4,624	193,561
Health Care REIT, Inc.	2,594	163,655
Healthcare Realty Trust, Inc.	6,010	151,151
iStar Financial, Inc.	81,554	1,211,892
JAVELIN Mortgage Investment Corporation	99,867	1,319,243
Liberty Property Trust	4,689	175,838
Mack-Cali Realty Corporation	9,041	184,165
Medical Properties Trust, Inc.	50,657	683,869
Monmouth Real Estate Investment Corporation - Class A	22,885	214,890
National Health Investors, Inc.	978	60,333
National Retail Properties, Inc.	11,214	382,734

23

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Financials — 12.1% (Continued)
Real Estate Investment Trusts (REIT) — 2.2% (Continued)
Newcastle Investment Corporation	209,736	$941,715
Parkway Properties, Inc.	511	9,637
Pebblebrook Hotel Trust	11,737	404,222
Piedmont Office Realty Trust, Inc. - Class A	61,490	1,082,839
Plum Creek Timber Company, Inc.	345	15,042
RAIT Financial Trust	54,098	442,522
Ramco-Gershenson Properties Trust	27,286	449,673
RE/MAX Holdings, Inc. - Class A	2,295	64,765
Realty Income Corporation	6,739	292,810
Redwood Trust, Inc.	74,582	1,625,888
Retail Properties of America, Inc. - Class A	3,652	52,297
RLJ Lodging Trust	4,626	123,375
Rouse Properties, Inc.	76,500	1,284,435
Sabra Health Care REIT, Inc.	13	390
Silver Bay Realty Trust Corporation	6,108	91,498
UMH Properties, Inc.	35,355	348,247
Ventas, Inc.	2,246	148,416
Washington Real Estate Investment Trust	11,771	287,919
Weingarten Realty Investors	17,134	534,581
Western Asset Mortgage Capital Corporation	20,011	295,562
ZAIS Financial Corporation	2,052	33,837
		22,462,094
Real Estate Management & Development — 0.2%
Brookfield Office Properties, Inc.	6,294	124,558
Brookfield Property Partners, L.P.	14,198	276,293
China HGS Real Estate, Inc.	508	2,667
China Housing & Land Development, Inc.	76,855	172,924
St. Joe Company (The)	87,144	1,555,520
		2,131,962
Thrifts & Mortgage Finance — 0.8%
Astoria Financial Corporation	782	10,369
Banc of California, Inc.	57,802	726,571
BankUnited, Inc.	11,742	387,369
BofI Holding, Inc.	3,294	265,529
Capitol Federal Financial, Inc.	18,877	227,279
Elmira Savings Bank	100	2,312
Five Oaks Investment Corporation	12,936	150,187
Flushing Financial Corporation	8,329	160,084
Home Loan Servicing Solutions Ltd.	17,729	392,697
Impac Mortgage Holdings, Inc.	2,023	11,673
Nationstar Mortgage Holdings, Inc.	5,000	163,650
Northfield Bancorp, Inc.	889	11,530
Oconee Federal Financial Corporation	16	292

24

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Financials — 12.1% (Continued)
Thrifts & Mortgage Finance — 0.8% (Continued)
Ocwen Financial Corporation	949	$35,967
Radian Group, Inc.	182,994	2,558,256
Rockville Financial, Inc.	39,854	524,479
Security National Financial Corporation - Class A	37,761	146,890
Stonegate Mortgage Corporation	20,057	253,721
TrustCo Bank Corporation	356,519	2,356,591
United Financial Bancorporation, Inc.	7,040	124,186
ViewPoint Financial Group, Inc.	5,944	154,960
		8,664,592
Health Care — 14.4%
Biotechnology — 8.3%
Aastrom Biosciences, Inc.	104,029	407,794
ACADIA Pharmaceuticals, Inc.	19,441	391,347
Achillion Pharmaceuticals, Inc.	339,943	968,838
AEterna Zentaris, Inc.	38,200	43,548
Agios Pharmaceuticals, Inc.	6,437	270,740
AMAG Pharmaceuticals, Inc.	7,109	129,810
Amarin Corporation plc - ADR	99,517	161,218
Anthera Pharmaceuticals, Inc.	6,900	19,527
ARCA Biopharma, Inc.	230,269	370,733
Arena Pharmaceuticals, Inc.	788,223	5,044,627
Ariad Pharmaceuticals, Inc.	312,257	2,270,108
Arrowhead Research Corporation	106,561	1,161,515
Athersys, Inc.	24,208	35,465
BiolineRx Ltd. - ADR	9,331	18,849
BioTime, Inc.	5,571	14,429
Burcon NutraScience Corporation	300	1,201
Cara Therapeutics, Inc.	15,105	217,361
Catalyst Pharmaceutical Partners, Inc.	369,103	767,734
Celldex Therapeutics, Inc.	19,444	291,660
CEL-SCI Corporation	298,706	355,460
Celsion Corporation	569,663	1,891,281
Chelsea Therapeutics International Ltd.	11,442	55,837
ChemoCentryx, Inc.	64,237	352,019
Clovis Oncology, Inc.	5,763	311,605
Conatus Pharmaceuticals, Inc.	2,485	15,283
Cyclacel Pharmaceuticals, Inc.	79,533	264,050
CytRx Corporation	972,126	2,984,427
DARA Biosciences, Inc.	11,070	18,819
Dendreon Corporation	1,629,639	4,204,469
Durata Therapeutics, Inc.	18,826	254,904
Dynavax Technologies Corporation	13,692	22,318
Enanta Pharmaceuticals, Inc.	6,485	241,307
25

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Health Care — 14.4% (Continued)
Biotechnology — 8.3% (Continued)
Exact Sciences Corporation	132,793	$1,593,516
Exelixis, Inc.	814,326	2,882,714
Fibrocell Science, Inc.	60,682	230,592
Foundation Medicine, Inc.	32,778	955,806
Galectin Therapeutics, Inc.	95,529	1,102,405
Galena Biopharma, Inc.	1,639,329	4,016,356
Genocea Biosciences, Inc.	24	466
GenVec, Inc.	17,086	42,373
Halozyme Therapeutics, Inc.	9,281	69,143
Heat Biologics, Inc.	700	3,815
Horizon Pharma, Inc.	84,252	1,194,693
Idenix Pharmaceuticals, Inc.	305,356	1,682,512
Idera Pharmaceuticals, Inc.	176,309	500,718
ImmunoCellular Therapeutics Ltd.	68,147	79,732
Immunomedics, Inc.	180,695	760,726
Infinity Pharmaceuticals, Inc.	31,319	305,987
Inovio Pharmaceuticals, Inc.	395,540	937,430
Intrexon Corporation	17,638	333,005
Ironwood Pharmaceuticals, Inc.	2,961	32,630
IsoRay, Inc.	713,250	1,718,932
Kamada Ltd.	1,900	27,322
Keryx Biopharmaceuticals, Inc.	111,390	1,645,230
KYTHERA Biopharmaceuticals, Inc.	10,811	352,547
La Jolla Pharmaceutical Company	11,475	104,881
MannKind Corporation	458,973	3,006,273
Mast Therapeutics, Inc.	593,719	340,854
Medgenics, Inc.	2,506	16,339
MEI Pharma, Inc.	122,925	961,273
Merrimack Pharmaceuticals, Inc.	559,781	2,457,439
Metabolix, Inc.	181,332	186,772
Mirati Therapeutics, Inc.	6,259	117,920
Myriad Genetics, Inc.	60,430	2,550,750
NanoViricides, Inc.	202,493	643,928
NeoStem, Inc.	159,668	945,235
Neuralstem, Inc.	182,765	657,954
NewLink Genetics Corporation	25,592	563,024
Northwest Biotherapeutics, Inc.	471,464	2,800,496
Novavax, Inc.	39,968	175,060
NPS Pharmaceuticals, Inc.	2,176	57,925
Ohr Pharmaceutical, Inc.	7,138	67,668
Omeros Corporation	82,286	1,018,701
Oncolytics Biotech, Inc.	112,080	163,637
OncoMed Pharmaceuticals, Inc.	23,435	617,278

26

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Health Care — 14.4% (Continued)
Biotechnology — 8.3% (Continued)
Opexa Therapeutics, Inc.	117,157	$186,865
OPKO Health, Inc.	309,398	2,558,725
Oragenics, Inc.	3	6
Orexigen Therapeutics, Inc.	34,269	192,592
Organovo Holdings, Inc.	275,004	1,606,023
Osiris Therapeutics, Inc.	64,143	912,755
OXiGENE, Inc.	246,262	797,889
Oxygen Biotherapeutics, Inc.	339,007	1,654,354
Palatin Technologies, Inc.	69,648	87,060
Peregrine Pharmaceuticals, Inc.	110,280	191,887
PharmAthene, Inc.	458	632
Pluristem Therapeutics, Inc.	14,486	51,860
Prana Biotechnology Ltd. - ADR	66,607	117,228
Prosensa Holding N.V.	10,483	73,276
Puma Biotechnology, Inc.	3,800	287,052
Raptor Pharmaceutical Corporation	104,984	868,218
Retrophin, Inc.	16,882	241,244
Rexahn Pharmaceuticals, Inc.	878,229	833,878
Rosetta Genomics Ltd.	128,530	484,558
RXi Pharmaceuticals Corporation	214	698
Sarepta Therapeutics, Inc.	111,304	4,132,718
SciClone Pharmaceuticals, Inc.	169,374	809,608
SIGA Technologies, Inc.	189	542
Spectrum Pharmaceuticals, Inc.	131,104	900,684
Synageva BioPharma Corporation	5,192	448,433
Synergy Pharmaceuticals, Inc.	98,737	443,329
Synta Pharmaceuticals Corporation	485,346	2,043,307
Tekmira Pharmaceuticals Corporation	2,838	37,717
Theravance, Inc.	13,674	368,104
TrovaGene, Inc.	4,900	27,587
Vanda Pharmaceuticals, Inc.	21,832	304,120
Venaxis, Inc.	61,580	128,702
ZIOPHARM Oncology, Inc.	396,607	1,427,785
		83,699,776
Health Care Equipment & Supplies — 2.4%
Abaxis, Inc.	21,378	868,161
Abiomed, Inc.	31,575	748,012
Accuray, Inc.	292,785	2,459,394
Antares Pharma, Inc.	52,284	145,349
AtriCure, Inc.	16,875	259,875
Bacterin International Holdings, Inc.	830	578
Baxano Surgical, Inc.	35,308	30,012
BIOLASE, Inc.	49,801	96,115

27

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Health Care — 14.4% (Continued)
Health Care Equipment & Supplies — 2.4% (Continued)
BSD Medical Corporation	443,920	$492,751
Cerus Corporation	135,700	587,581
Cesca Therapeutics, Inc.	180,261	295,628
Delcath Systems, Inc.	46,237	165,528
Echo Therapeutics, Inc.	4,813	14,968
Edwards Lifesciences Corporation	1,524	124,160
EnteroMedics, Inc.	59,677	108,612
GenMark Diagnostics, Inc.	121,749	1,089,654
Hansen Medical, Inc.	133,964	278,645
HeartWare International, Inc.	1,335	113,422
IMRIS, Inc.	23	27
Integra LifeSciences Holdings Corporation	906	41,295
Masimo Corporation	4,629	123,872
Mazor Robotics Ltd. - ADR	7,300	131,400
Meridian Bioscience, Inc.	140,606	2,807,902
Navidea Biopharmaceuticals, Inc.	16,010	26,737
Neogen Corporation	5,261	219,778
PhotoMedex, Inc.	87,791	1,326,522
Quidel Corporation	75,719	1,624,173
ResMed, Inc.	9,628	479,956
Rockwell Medical, Inc.	345,636	3,511,662
Sirona Dental Systems, Inc.	3,131	235,514
Stereotaxis, Inc.	161,342	624,394
SurModics, Inc.	1,660	36,122
Synergetics USA, Inc.	74	246
TearLab Corporation	260,787	1,126,600
Unilife Corporation	605,814	1,968,895
Uroplasty, Inc.	2,209	7,687
Vermillion, Inc.	3,600	11,556
Volcano Corporation	24,908	437,384
Wright Medical Group, Inc.	57,771	1,580,037
		24,200,204
Health Care Providers & Services — 1.7%
Air Methods Corporation	29,708	1,653,844
Amedisys, Inc.	45,517	620,397
Bio-Reference Laboratories, Inc.	145,916	3,706,266
BioScrip, Inc.	362,656	2,509,580
Chemed Corporation	32,924	2,741,582
Diversicare Healthcare Services, Inc.	62	433
FAB Universal Corporation (b)	558,610	558,610
Healthways, Inc.	128,058	2,305,044
IPC The Hospitalist Company, Inc.	9,345	378,473
Kindred Healthcare, Inc.	10,433	261,868

28

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Health Care — 14.4% (Continued)
Health Care Providers & Services — 1.7% (Continued)
Laboratory Corporation of America Holdings	389	$38,394
LHC Group, Inc.	2,682	55,732
Omnicare, Inc.	5,225	309,686
Owens & Minor, Inc.	28,960	971,318
Patterson Companies, Inc.	1,741	70,859
Quest Diagnostics, Inc.	5,422	303,252
Skilled Healthcare Group, Inc. - Class A	2,040	10,526
Tenet Healthcare Corporation	8,109	365,554
Universal American Corporation	12,541	89,919
USMD Holdings, Inc.	26	328
		16,951,665
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.	60,811	925,544
Medidata Solutions, Inc.	10,959	397,921
Veeva Systems, Inc. - Class A	219	4,207
Vocera Communications, Inc.	68,261	1,040,980
		2,368,652
Life Sciences Tools & Services — 0.7%
Accelerate Diagnostics, Inc.	142,977	2,635,066
Albany Molecular Research, Inc.	60,895	977,974
Apricus Biosciences, Inc.	151,758	336,144
BG Medicine, Inc.	241,952	295,182
BioDelivery Sciences International, Inc.	9,364	83,433
CombiMatrix Corporation	105,544	290,246
Furiex Pharmaceuticals, Inc.	103	10,647
Harvard Bioscience, Inc.	42,150	177,873
Illumina, Inc.	3,105	421,814
Luminex Corporation	10,580	203,242
Pacific Biosciences of California, Inc.	67,164	296,865
QIAGEN N.V.	866	18,965
Sequenom, Inc.	626,896	1,711,426
Techne Corporation	16	1,429
Thermo Fisher Scientific, Inc.	1,036	118,104
		7,578,410
Pharmaceuticals — 1.1%
Acura Pharmaceuticals, Inc.	15,638	21,581
Alexza Pharmaceuticals, Inc.	49,836	212,800
Alimera Sciences, Inc.	211,786	1,287,659
Ampio Pharmaceuticals, Inc.	147,814	900,187
ANI Pharmaceuticals, Inc.	10,404	323,668
Aoxing Pharmaceutical Company, Inc.	1,504	692
Auxilium Pharmaceuticals, Inc.	13,894	312,754
DepoMed, Inc.	2,027	28,398

29

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Health Care — 14.4% (Continued)
Pharmaceuticals — 1.1% (Continued)
Endocyte, Inc.	50,107	$907,438
GW Pharmaceuticals plc - ADR	9,100	665,210
IntelliPharmaCeutics International, Inc.	171,332	692,181
Mallinckrodt plc	1,144	81,487
Medicines Company (The)	324	8,618
Oculus Innovative Sciences, Inc.	44,194	132,140
Oramed Pharmaceuticals, Inc.	59,691	576,615
Perrigo Company plc	2,410	349,113
POZEN, Inc.	21,836	182,549
Redhill Biopharma Ltd. - ADR	300	4,272
Repros Therapeutics, Inc.	44,693	753,971
Revance Therapeutics, Inc.	1,460	50,049
Supernus Pharmaceuticals, Inc.	122,010	1,001,702
TherapeuticsMD, Inc.	11,917	50,051
VIVUS, Inc.	357,509	1,859,047
XenoPort, Inc.	126,944	515,393
Zogenix, Inc.	27,198	66,363
		10,983,938
Industrials — 10.6%
Aerospace & Defense — 1.0%
AAR Corporation	13,417	347,500
American Science & Engineering, Inc.	854	57,389
Arotech Corporation	97,549	338,495
DigitalGlobe, Inc.	13,212	393,453
Erickson, Inc.	2,176	34,403
GenCorp, Inc.	272,992	4,793,740
Global Defense & National Security Systems, Inc.	1,785	18,136
KEYW Holding Corporation (The)	122,460	1,573,611
LMI Aerospace, Inc.	23,013	313,897
National Presto Industries, Inc.	16,051	1,159,845
Rockwell Collins, Inc.	5,530	429,405
Spirit Aerosystems Holdings, Inc. - Class A	10,552	316,877
TAT Technologies Ltd.	300	2,433
Transdigm Group, Inc.	1,381	245,638
Triumph Group, Inc.	6,862	444,726
		10,469,548
Air Freight & Logistics — 0.4%
Echo Global Logistics, Inc.	76,778	1,501,778
UTi Worldwide, Inc.	106,787	1,045,445
XPO Logistics, Inc.	37,461	1,016,691
		3,563,914

30

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Industrials — 10.6% (Continued)
Airlines — 0.3%
American Airlines Group, Inc.	73,849	$2,589,884
GOL - Linhas Aéreas Inteligentes S.A. - ADR	54,300	352,950
		2,942,834
Building Products — 0.4%
Apogee Enterprises, Inc.	19	604
Armstrong World Industries, Inc.	23,353	1,227,434
Fortune Brands Home & Security, Inc.	3,814	151,988
Gilbraltar Industries, Inc.	17,444	297,943
Griffon Corporation	16,487	175,422
Owens Corning, Inc.	415	16,953
Quanex Building Products Corporation	17,498	329,662
Trex Company, Inc.	12,227	960,064
Universal Forest Products, Inc.	15,489	782,039
		3,942,109
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	26,499	717,858
ACCO Brands Corporation	234,726	1,438,870
ADT Corporation (The)	10,480	316,915
Brink's Company (The)	622	15,824
Ceco Environmental Corporation	2,751	43,713
Cenveo, Inc.	332,331	1,026,903
China Recycling Energy Corporation	180,905	562,615
Covanta Holding Corporation	36,947	681,672
Ennis, Inc.	22,150	331,364
Healthcare Services Group, Inc.	9,953	289,632
HNI Corporation	9,278	326,864
Industrial Services of America, Inc.	58	268
InnerWorkings, Inc.	103,261	743,479
Intersections, Inc.	60,558	340,336
Iron Mountain, Inc.	1,080	30,715
MagneGas Corporation	68,480	89,709
Performant Financial Corporation	60,040	522,948
Pointer Telocation Ltd.	4,747	38,736
Portfolio Recovery Associates, Inc.	9,852	563,042
Standard Register Company (The)	729	5,293
Team, Inc.	329	14,111
Tetra Tech, Inc.	17,010	487,677
United Stationers, Inc.	31,062	1,165,757
Waste Connections, Inc.	796	35,549
Waste Management, Inc.	3,761	167,176
West Corporation	11,380	277,103
		10,234,129

31

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Industrials — 10.6% (Continued)
Construction & Engineering — 0.2%
Abengoa, S.A. - ADR	1,166	$26,165
Aegion Corporation	7,114	181,336
Ameresco, Inc. - Class A	502	3,218
EMCOR Group, Inc.	1,819	83,656
Layne Christensen Company	87,547	1,525,069
Northwest Pipe Company	4,802	171,767
Pike Corporation	899	8,630
		1,999,841
Electrical Equipment — 2.2%
AZZ, Inc.	10,956	475,710
Capstone Turbine Corporation	937,719	1,931,701
China BAK Battery, Inc.	49,507	123,767
Enphase Energy, Inc.	316,732	2,391,327
Franklin Electric Company, Inc.	4,484	173,396
FuelCell Energy, Inc.	924,848	2,099,405
Global Power Equipment Group, Inc.	1,383	24,244
GrafTech International Ltd.	192,664	2,159,763
Highpower International, Inc.	155,548	735,742
Hydrogenics Corporation	36,327	765,773
II-VI, Inc.	3,114	44,842
Lime Energy Company	1,000	2,890
Ocean Power Technologies, Inc.	181,313	489,545
Plug Power, Inc.	664,493	3,089,892
Polypore International, Inc.	53,004	1,838,179
Power Solutions International, Inc.	1,741	144,068
Real Goods Solar, Inc. - Class A	529,702	1,552,027
Revolution Lighting Technologies, Inc.	787,556	2,291,788
SolarCity Corporation	8,838	470,624
Trina Solar Ltd. - ADR	25,113	280,763
Yingli Green Energy Holding Company Ltd. - ADR	234,383	801,590
		21,887,036
Industrial Conglomerates — 0.0% (a)
Carlisle Companies, Inc.	717	58,973
Raven Industries, Inc.	1,235	38,162
		97,135
Machinery — 2.6%
Accuride Corporation	133,929	755,360
Actuant Corporation - Class A	40,444	1,369,434
Adept Technology, Inc.	53,433	639,059
Albany International Corporation - Class A	10,694	384,770
American Railcar Industries, Inc.	1,815	126,034
ARC Group Worldwide, Inc.	1,789	74,100
Barnes Group, Inc.	9,296	358,082

32

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Industrials — 10.6% (Continued)
Machinery — 2.6% (Continued)
Briggs & Stratton Corporation	83,934	$1,793,670
China Valves Technology, Inc.	40,338	43,565
Deere & Company	2,751	256,778
Dynamic Materials Corporation	12,722	256,984
Energy Recovery, Inc.	135,467	692,236
EnPro Industries, Inc.	17,171	1,222,747
ESCO Technologies, Inc.	6,767	226,153
ExOne Company (The)	149,557	5,165,699
Harsco Corporation	39,391	942,627
Joy Global, Inc.	8,161	492,761
Kennametal, Inc.	3,924	183,368
Lindsay Corporation	25,010	2,204,131
Miller Industries, Inc.	53	1,027
Mueller Industries, Inc.	43,773	1,266,791
Navistar International Corporation	36,801	1,395,862
PMFG, Inc.	3,864	21,909
RBC Bearings, Inc.	342	21,293
Sun Hydraulics Corporation	5,889	240,742
Tecumseh Products Company - Class A	3,055	18,361
Tennant Company	6,135	391,352
Titan International, Inc.	52,695	922,689
Valmont Industries, Inc.	1,099	163,652
voxeljet AG - ADR	91,353	1,436,069
Watts Water Technologies, Inc. - Class A	6,026	320,583
Westport Innovations, Inc.	194,999	2,558,387
		25,946,275
Marine — 0.4%
Box Ships, Inc.	5,735	9,061
Diana Containerships, Inc.	27,900	105,044
Eagle Bulk Shipping, Inc.	604,310	1,764,585
FreeSeas, Inc.	144,201	178,809
Genco Shipping & Trading Ltd.	892,169	1,472,079
Navios Maritime Partners, L.P.	17,640	333,925
Seanergy Maritime Holdings Corporation	182	306
		3,863,809
Professional Services — 1.0%
Acacia Research Corporation	213,440	3,423,577
Advisory Board Company (The)	8,896	509,385
CBIZ, Inc.	317,360	2,719,775
Corporate Resource Services, Inc.	55,279	148,148
Dun & Bradstreet Corporation (The)	539	59,700
FTI Consulting, Inc.	35,474	1,216,758
IHS, Inc. - Class A	836	100,847

33

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Industrials — 10.6% (Continued)
Professional Services — 1.0% (Continued)
Kforce, Inc.	29,362	$678,849
Odyssey Marine Exploration, Inc.	712,604	1,560,603
Spherix, Inc.	110,924	175,260
		10,592,902
Road & Rail — 0.4%
Heartland Express, Inc.	19,387	421,861
J.B. Hunt Transport Services, Inc.	1,845	140,405
Kansas City Southern	385	38,839
Knight Transportation, Inc.	6,714	159,323
Roadrunner Transportation Systems, Inc.	38,723	953,747
USA Truck, Inc.	42,471	707,567
YRC Worldwide, Inc.	52,870	1,185,874
		3,607,616
Trading Companies & Distributors — 0.6%
Aceto Corporation	21,400	468,232
Armco Metals Holdings, Inc.	986	296
Beacon Roofing Supply, Inc.	12,400	441,192
Euro Tech Holdings Company Ltd.	1,211	5,244
Fastenal Company	8,447	423,026
General Finance Corporation	571	5,070
Kaman Corporation	18,379	771,367
MSC Industrial Direct Company, Inc. - Class A	1,850	168,461
Rush Enterprises, Inc. - Class A	17,786	570,930
Titan Machinery, Inc.	203,427	3,588,452
		6,442,270
Transportation Infrastructure — 0.1%
Aegean Marine Petroleum Network, Inc.	14,650	135,220
Sino-Global Shipping America Ltd.	5,499	14,132
Wesco Aircraft Holdings, Inc.	56,369	1,142,036
		1,291,388
Information Technology — 13.2%
Communications Equipment — 1.6%
ADTRAN, Inc.	37,439	839,757
Alliance Fiber Optic Products, Inc.	67,729	1,301,751
Ambient Corporation	344	337
Aruba Networks, Inc.	72,084	1,425,101
Black Box Corporation	19,457	413,656
CalAmp Corporation	63,398	1,125,314
Calix, Inc.	7,178	63,238
Ciena Corporation	50,114	990,754
Cisco Systems, Inc.	4,447	102,770
Comtech Telecommunications Corporation	3,414	108,395
Echostar Corporation - Class A	24,016	1,079,759
EMCORE Corporation	105,245	508,333

34

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Information Technology — 13.2% (Continued)
Communications Equipment — 1.6% (Continued)
Finisar Corporation	5,033	$131,613
Infinera Corporation	168,144	1,506,570
InterDigital, Inc.	45,569	1,582,156
Ituran Location and Control Ltd.	22	528
KVH Industries, Inc.	3,559	48,082
NETGEAR, Inc.	2,004	64,729
Oplink Communications, Inc.	5,884	100,852
Palo Alto Networks, Inc.	6,611	420,327
ParkerVision, Inc.	726,503	3,312,854
Procera Networks, Inc.	109,768	1,016,452
ZST Digital Networks, Inc.	36,656	40,322
		16,183,650
Electronic Equipment, Instruments & Components — 1.9%
Arrow Electronics, Inc.	839	47,613
ClearSign Combustion Corporation	63,686	588,459
Cognex Corporation	819	28,198
Control4 Corporation	27,590	487,239
Document Security Systems, Inc.	200,217	254,276
DTS, Inc.	37,905	705,412
Electro Scientific Industries, Inc.	55,120	467,418
FARO Technologies, Inc.	12,266	489,413
FLIR Systems, Inc.	235	7,999
InvenSense, Inc.	106,007	2,282,331
IPG Photonics Corporation	6,456	417,251
Littelfuse, Inc.	3,999	362,109
Magal Security Systems Ltd.	78	286
Maxwell Technologies, Inc.	54,043	813,888
Measurement Specialties, Inc.	11	708
MTS Systems Corporation	7,223	465,667
Neonode, Inc.	413,026	2,209,689
Parametric Sound Corporation	65,631	604,462
RadiSys Corporation	12,406	39,699
RealD, Inc.	92,799	1,017,077
Research Frontiers, Inc.	72,769	331,099
Rofin-Sinar Technologies, Inc.	72,721	1,614,406
Schmitt Industries, Inc.	200	576
Speed Commerce, Inc.	5,014	16,546
SuperCom Ltd.	19,398	153,632
Superconductor Technologies, Inc.	64,214	145,124
SYNNEX Corporation	18,596	1,252,999
TTM Technologies, Inc.	227,223	1,792,790
Uni-Pixel, Inc.	278,619	1,524,046
Universal Display Corporation	55,186	1,437,595
		19,558,007

35

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Information Technology — 13.2% (Continued)
Internet Software & Services — 2.0%
Angie's List, Inc.	119,726	$1,354,101
Bazaarvoice, Inc.	194,323	1,305,850
ChannelAdvisor Corporation	700	18,368
Chegg, Inc.	7,955	41,923
ChinaCache International Holdings Ltd. - ADR	21,137	291,691
Conversant, Inc.	11,574	282,868
eGain Corporation	768	5,023
Equinix, Inc.	1,469	275,893
Gogo, Inc.	31,670	428,178
Innodata, Inc.	705	2,376
Internap Network Services Corporation	27,236	183,026
j2 Global, Inc.	47,105	2,183,788
LinkedIn Corporation - Class A	457	70,136
Liquidity Services, Inc.	104,377	1,800,503
LiveDeal, Inc.	94,363	418,972
LookSmart Ltd.	300	501
Marin Software, Inc.	91,638	859,564
MeetMe, Inc.	157,908	438,984
Millennial Media, Inc.	351,480	2,245,957
Monster Worldwide, Inc.	83,572	575,811
OpenTable, Inc.	3,245	217,934
Piksel, Inc. - Series A-2 (b)	346,880	—
Professional Diversity Network, Inc.	45	158
Rocket Fuel, Inc.	12,037	386,027
Shutterstock, Inc.	167	12,109
Spark Networks, Inc.	37,113	168,122
StarTek, Inc.	797	5,539
Textura Corporation	42,981	765,492
Trulia, Inc.	64,183	2,182,222
Twitter, Inc.	43,128	1,680,698
Vistaprint N.V.	24,642	972,620
Web.com Group, Inc.	2,299	70,602
WebMD Health Corporation	7,409	326,663
Weibo Corporation - ADR	10,000	195,600
Wix.com Ltd.	12	246
Xoom Corporation	17,312	386,231
Zix Corporation	134,879	442,403
		20,596,179
IT Services — 1.2%
Acorn Energy, Inc.	19,761	45,846
BitAuto Holdings Ltd. - ADR	11,471	411,006
Blackhawk Network Holdings, Inc.	68,911	1,653,175
CACI International, Inc. - Class A	19,312	1,345,081

36

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Information Technology — 13.2% (Continued)
IT Services — 1.2% (Continued)
Cass Information Systems, Inc.	258	$13,032
CIBER, Inc.	174,867	755,425
Computer Task Group, Inc.	24,624	389,305
CSG Systems International, Inc.	2,005	52,852
Euronet Worldwide, Inc.	12,982	597,042
Forrester Research, Inc.	25,707	910,799
Heartland Payment Systems, Inc.	52,405	2,145,461
Helios and Matheson Analytics, Inc.	146	623
Higher One Holdings, Inc.	40,565	242,984
InterCloud Systems, Inc.	92,075	374,745
International Business Machines Corporation	797	156,587
Jack Henry & Associates, Inc.	1,809	99,784
JetPay Corporation	73	150
Leidos Holdings, Inc.	12,783	476,039
ManTech International Corporation - Class A	13,471	401,840
NeuStar, Inc. - Class A	30,335	780,216
Teradata Corporation	9,731	442,371
Total System Services, Inc.	2,526	80,251
Unisys Corporation	1,902	46,352
Western Union Company (The)	7,488	118,835
WidePoint Corporation	27,692	38,215
WPCS International, Inc.	28,400	30,388
		11,608,404
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.	803,396	3,285,890
Ambarella, Inc.	7,110	176,683
Applied Micro Circuits Corporation	135,131	1,312,122
ASM International N.V.	100	4,353
Camtek Ltd.	354,247	1,101,708
Canadian Solar, Inc.	11,293	306,266
Cirrus Logic, Inc.	30,223	673,973
Cohu, Inc.	2,974	30,632
CSR plc - ADR	532	20,594
CVD Equipment Corporation	3,587	47,886
Daqo New Energy Corporation - ADR	4,400	180,708
Entropic Communications, Inc.	28,043	103,479
Exar Corporation	105,498	1,141,488
EZchip Semiconductor Ltd.	20,102	481,443
Global-Tech Advanced Innovations, Inc.	100	579
GT Advanced Technologies, Inc.	105,564	1,753,418
Hanwha SolarOne Company Ltd. - ADR	37,613	97,794
Himax Technologies, Inc. - ADR	37,819	329,782
Hittite Microwave Corporation	2,056	122,044

37

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Information Technology — 13.2% (Continued)
Semiconductors & Semiconductor Equipment — 3.0% (Continued)
Intel Corporation	1,625	$43,371
JA Solar Holdings Company Ltd. - ADR	102,300	985,149
JinkoSolar Holding Company Ltd. - ADR	12,834	345,235
Kopin Corporation	14,100	45,966
Mellanox Technologies Ltd.	2,164	75,675
Microchip Technology, Inc.	5,933	282,055
MKS Instruments, Inc.	10,355	291,493
Montage Technology Group Ltd.	49,766	1,034,635
MoSys, Inc.	147,150	575,356
Peregrine Semiconductor Corporation	12,494	67,093
Photronics, Inc.	264,226	2,293,482
Pixelworks, Inc.	93,311	478,685
QuickLogic Corporation	325,208	1,538,234
Rubicon Technology, Inc.	258,641	2,620,033
Rudolph Technologies, Inc.	176,454	1,607,496
Semtech Corporation	2,073	49,711
Spansion, Inc.	22,069	393,490
SunPower Corporation	60,900	2,035,278
Teradyne, Inc.	26,116	461,470
Tessera Technologies, Inc.	10,976	240,704
Ultratech, Inc.	79,485	2,115,891
Veeco Instruments, Inc.	36,786	1,359,978
		30,111,322
Software — 3.0%
Allot Communications Ltd.	818	11,158
AVG Technologies N.V.	43,965	823,464
Barracuda Networks, Inc.	49,271	1,272,670
BluePhoenix Solutions Ltd.	571	2,472
Bottomline Technologies, Inc.	41,947	1,327,203
BroadSoft, Inc.	15,666	397,603
Cadence Design Systems, Inc.	1,257	19,559
China Mobile Games & Entertainment Group Ltd. - ADR	9,500	161,785
CommVault Systems, Inc.	5,599	270,992
Concur Technologies, Inc.	1,867	150,237
Cyan, Inc.	223,848	935,685
Datawatch Corporation	51,909	702,329
Ebix, Inc.	245,691	3,877,004
Ellie Mae, Inc.	27,107	661,140
FireEye, Inc.	2,393	93,949
Fleetmatics Group plc	20,866	626,606
Gigamon, Inc.	18,300	288,591
Glu Mobile, Inc.	252,641	1,010,564

38

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Information Technology — 13.2% (Continued)
Software — 3.0% (Continued)
Jive Software, Inc.	113,419	$848,374
Magic Software Enterprises Ltd.	24,710	199,904
Mitek Systems, Inc.	386,004	1,258,373
NQ Mobile, Inc. - ADR	210,772	2,605,142
Nuance Communications, Inc.	9,504	152,919
Park City Group, Inc.	24,589	248,595
Qualys Inc.	6,931	133,699
RealPage, Inc.	16,489	292,680
Rosetta Stone, Inc.	25,045	298,286
salesforce.com, inc.	6,691	345,590
SeaChange International, Inc.	53,719	503,347
ServiceNow, Inc.	6,897	342,919
Splunk, Inc.	327	17,844
Tangoe, Inc.	67,054	1,008,492
Taomee Holdings Ltd. - ADR	4,281	22,647
VirnetX Holding Corporation	348,743	5,492,702
Voltari Corporation	27,986	97,951
Vringo, Inc.	664,869	2,719,314
Workday, Inc. - Class A	4,736	346,060
Zynga, Inc. - Class A	169,603	686,892
		30,254,741
Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corporation	16,873	798,768
Electronics for Imaging, Inc.	13,260	501,095
Fusion-io, Inc.	168,615	1,455,148
Nimble Storage, Inc.	1,375	33,894
Quantum Corporation	184,720	199,498
Silicon Graphics International Corporation	84,714	1,023,345
Violin Memory, Inc.	206,027	741,697
		4,753,445
Materials — 3.8%
Chemicals — 0.8%
Albemarle Corporation	1,034	69,319
American Vanguard Corporation	76,930	1,370,123
Clean Diesel Technologies, Inc.	154,134	369,922
Flotek Industries, Inc.	1,656	46,385
Gulf Resources, Inc.	8,505	15,649
Intrepid Potash, Inc.	203,118	3,310,823
Landec Corporation	30,916	366,664
LSB Industries, Inc.	893	34,104
Marrone Bio Innovations, Inc.	2,582	31,449
NewMarket Corporation	594	221,158
OCI Partners, L.P.	5,933	129,399

39

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Materials — 3.8% (Continued)
Chemicals — 0.8% (Continued)
Olin Corporation	30,231	$849,491
Rentech Nitrogen Partners, L.P.	3,231	58,417
Scotts Miracle-Gro Company (The) - Class A	5,478	335,308
Senomyx, Inc.	45,174	369,975
W.R. Grace & Company	1,080	99,468
Yongye International, Inc.	47,817	334,241
Zep, Inc.	7,498	129,640
		8,141,535
Construction Materials — 0.2%
James Hardie Industries plc - ADR	100	6,414
Tecnoglass, Inc.	73	756
Texas Industries, Inc.	19,496	1,690,303
US Concrete, Inc.	8,348	205,528
		1,903,001
Containers & Packaging — 0.1%
AptarGroup, Inc.	2,941	198,282
Bemis Company, Inc.	1,464	58,912
Greif, Inc. - Class A	19,946	1,080,874
		1,338,068
Metals & Mining — 2.4%
A.M. Castle & Company	130,542	1,603,056
AK Steel Holding Corporation	228,308	1,598,156
Allied Nevada Gold Corporation	252,005	854,297
Century Aluminum Company	4,145	56,994
China Precision Steel, Inc.	7,845	16,161
Cliffs Natural Resources, Inc.	110,185	1,952,478
Coeur Mining, Inc.	205,822	1,782,418
Commercial Metals Company	46,680	896,256
Comstock Mining, Inc.	128	227
Energy Fuels, Inc.	1,604	12,399
General Moly, Inc.	13,615	14,976
General Steel Holdings, Inc.	568	585
Gold Resource Corporation	97,398	449,005
Golden Star Resources Ltd.	363,025	207,287
Great Northern Iron Ore Properties	1,962	33,962
Horsehead Holding Corporation	61,245	954,810
Kaiser Aluminum Corporation	8,175	575,520
Molycorp, Inc.	1,114,824	5,295,414
North American Palladium Ltd.	1,705,321	494,543
NovaGold Resources, Inc.	37,306	131,690
OCI Resources, L.P.	800	17,560
Olympic Steel, Inc.	11,335	298,791
Paramount Gold and Silver Corporation	241,417	243,831
Pretium Resources, Inc.	107,491	698,691

40

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Materials — 3.8% (Continued)
Metals & Mining — 2.4% (Continued)
Revett Minerals, Inc.	621	$509
RTI International Metals, Inc.	61,657	1,736,261
Schnitzer Steel Industries, Inc. - Class A	3,103	87,101
Seabridge Gold, Inc.	56,242	449,374
Silver Bull Resources, Inc.	1,577	520
Silver Standard Resources, Inc.	816	8,087
SinoCoking Coal and Coke Chemical Industries, Inc.	111,223	130,131
Tahoe Resources, Inc.	652	14,540
Tanzanian Royalty Exploration Corporation	165,160	360,049
Thompson Creek Metals Company, Inc.	326,384	874,709
United States Antimony Corporation	6,169	12,338
Walter Energy, Inc.	313,472	2,256,998
		24,119,724
Paper & Forest Products — 0.3%
Louisiana-Pacific Corporation	102,405	1,678,418
MeadWestvaco Corporation	1,655	64,661
Orient Paper, Inc.	52,733	123,923
Pope Resources, L.P.	30	2,047
Verso Paper Corporation	206,316	561,179
Wausau Paper Corporation	70,380	841,745
		3,271,973
Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.5%
8x8, Inc.	21,977	213,177
Atlantic Tele-Network, Inc.	9,147	541,228
Consolidated Communications Holdings, Inc.	27,159	541,007
Elephant Talk Communications Corporation	15,286	16,356
Fairpoint Communications, Inc.	19,031	259,583
Hawaiian Telcom Holdco, Inc.	10,200	271,524
inContact, Inc.	23,904	197,208
Iridium Communications, Inc.	149,813	999,253
magicJack VocalTec Ltd.	66,304	1,172,255
Otelco, Inc. - Class A	662	3,316
Radcom Ltd.	171	944
xG Technology, Inc.	152,028	244,765
		4,460,616
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.	24,185	159,621
NII Holdings, Inc.	1,144,938	984,532
NTELOS Holdings Corporation	63,254	872,273
SBA Communications Corporation - Class A	1,136	101,967
Sprint Corporation	4,543	38,616
Telephone & Data Systems, Inc.	14,186	385,717

41

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 75.1% (Continued)	Shares	Value
Utilities — 1.0%
Wireless Telecommunication Services — 0.3% (Continued)
United States Cellular Corporation	17,248	$716,482
		3,259,208
Electric Utilities — 0.2%
ALLETE, Inc.	5,501	284,732
Empire District Electric Company (The)	11,896	289,311
Hawaiian Electric Industries, Inc.	15,011	360,114
MGE Energy, Inc.	671	25,646
Portland General Electric Company	36,263	1,213,722
Southern Company	341	15,628
UIL Holdings Corporation	1,439	52,854
UNS Energy Corporation	2,348	141,021
		2,383,028
Gas Utilities — 0.4%
AGL Resources, Inc.	3,748	202,392
AmeriGas Partners, L.P.	11,400	528,732
China Natural Gas, Inc.	1,282	1,026
Ferrellgas Partners, L.P.	41,850	1,039,972
Northwest Natural Gas Company	33,522	1,484,019
Piedmont Natural Gas Company, Inc.	8,733	312,554
WGL Holdings, Inc.	3,933	156,494
		3,725,189
Independent Power and Renewable Electricity Producers — 0.2%
American DG Energy, Inc.	115	282
NRG Energy, Inc.	4,002	130,945
Ormat Technologies, Inc.	56,589	1,509,795
		1,641,022
Multi-Utilities — 0.2%
Black Hills Corporation	859	49,607
Consolidated Edison, Inc.	3,394	196,954
Just Energy Group, Inc.	163,650	1,301,017
PG&E Corporation	3,075	140,158
SCANA Corporation	817	43,857
TECO Energy, Inc.	8,480	152,301
Wisconsin Energy Corporation	1,171	56,770
		1,940,664
Water Utilities — 0.0% (a)
California Water Service Group	11,308	254,430
York Water Company	419	8,384
		262,814

Total Common Stocks (Proceeds $910,015,472)		$759,623,809

42

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

PREFERRED STOCKS — 0.0% (a)	Shares	Value
Cabco Trust for J. C. Penney, 7.625%	22	$395
Stanley Black & Decker, Inc., 6.25%	1,804	201,741
Total Preferred Stocks (Proceeds $192,281)		$202,136

RIGHTS — 0.0% (a)	Shares	Value
Accelerate Diagnostics, Inc. (b)	7,443	$12,132
Empire Resorts, Inc. (b)	3,705	1,927
Total Rights (Proceeds $—)		$14,059

WARRANTS — 0.0% (a)	Shares	Value
American International Group, Inc.	854	$18,993
Magnum Hunter Resources Corporation (b)	15,689	—
Total Warrants (Proceeds $14,295)		$18,993

Total Securities Sold Short — 75.1% (Proceeds $910,222,048)		$759,858,997

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.

(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is ($1,268,970) at April 30, 2014, representing (0.1%) of net assets (Note 2).

See accompanying notes to financial statements.

43

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2014 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	05/20/2014	1,091	$16,332,270	$1,550,167
CBOE Volatility Index (VIX) Future	06/17/2014	1,625	25,496,250	2,101,354
E-Mini S&P 500 Future	06/20/2014	1,187	111,563,162	(2,075,864)

Total Futures Contracts Sold Short			$153,391,682	$1,575,657

See accompanying notes to financial statements.

44

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS*
April 30, 2014 (Unaudited)

COMMON STOCKS — 98.7%	Shares	Value
Consumer Discretionary — 16.0%
Carmike Cinemas, Inc. (a)	9,327	$276,639
DineEquity, Inc.	4,525	343,040
Gentherm, Inc. (a)	13,173	478,839
Modine Manufacturing Company (a)	18,253	300,809
Motorcar Parts of America, Inc. (a)	11,919	327,057
Papa John's International, Inc.	8,086	354,652
Superior Industries International, Inc.	12,930	273,340
Tower International, Inc. (a)	11,658	324,209
Universal Electronics, Inc. (a)	6,776	253,084
Other Consumer Discretionary (b)		11,750,282
		14,681,951
Consumer Staples — 2.8%
Revlon, Inc. - Class A (a)	8,177	246,455
Other Consumer Staples (b)		2,351,123
		2,597,578
Energy — 7.7%
Pioneer Energy Services Corporation (a)	33,221	497,318
Warren Resources, Inc. (a)	61,972	314,198
Willbros Group, Inc. (a)	25,584	284,238
Other Energy (b)		6,010,363
		7,106,117
Financials — 16.9%
Customers Bancorp, Inc. (a)	12,423	273,679
Federated National Holding Company	13,520	262,694
Geo Group, Inc. (The)	13,474	451,783
Kennedy-Wilson Holdings, Inc.	17,838	389,582
Manning & Napier, Inc.	15,979	265,571
Nelnet, Inc. - Class A	7,724	326,416
United Insurance Holdings Corporation	18,644	284,321
Winthrop Realty Trust	19,263	267,756
Other Financials (b)		13,000,249
		15,522,051
Health Care — 16.6%
Akorn, Inc. (a)	10,021	252,730
Anika Therapeutics, Inc. (a)	5,858	250,371
Cynosure, Inc. - Class A (a)	15,188	372,714
Five Star Quality Care, Inc. (a)	51,626	249,353
Greatbatch, Inc. (a)	8,076	371,738
Magellan Health Services, Inc. (a)	7,965	459,740
Natus Medical, Inc. (a)	17,225	427,697
OraSure Technologies, Inc. (a)	41,573	272,303
Select Medical Holdings Corporation	25,984	362,737
Other Health Care (b)		12,255,171
		15,274,554
45

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 98.7% (Continued)	Shares	Value
Industrials — 14.2%
Argan, Inc.	10,262	$274,714
DXP Enterprises, Inc. (a)	2,256	255,402
H&E Equipment Services, Inc. (a)	10,593	408,360
Hill International, Inc. (a)	36,922	248,116
Huron Consulting Group, Inc. (a)	3,895	277,324
Korn/Ferry International (a)	15,612	453,529
Standex International Corporation	4,222	250,660
Tutor Perini Corporation (a)	12,714	376,334
Viad Corporation	12,602	290,476
Other Industrials (b)		10,212,642
		13,047,557
Information Technology — 18.2%
Amkor Technology, Inc. (a)	31,400	249,630
Integrated Device Technology, Inc. (a)	30,086	351,104
Lionbridge Technologies, Inc. (a)	45,810	269,363
LogMeIn, Inc. (a)	5,675	257,929
MoneyGram International, Inc. (a)	19,716	260,251
Tech Data Corporation (a)	7,333	458,239
Other Information Technology (b)		14,865,580
		16,712,096
Materials — 4.5%
Berry Plastics Group, Inc. (a)	19,114	429,874
Compass Minerals International, Inc.	5,340	489,144
Koppers Holdings, Inc.	7,256	309,831
P.H. Glatfelter Company	10,321	263,392
Other Materials (b)		2,701,958
		4,194,199
Telecommunication Services — 0.7%
Cbeyond, Inc. (a)	28,232	279,215
Other Telecommunication Services (b)		362,841
		642,056
Utilities — 1.1%
Other Utilities (b)		1,025,481

Total Common Stocks (Cost $87,515,126)		$90,803,640

OTHER INVESTMENTS — 0.2%	Shares	Value
Other Investments (Cost $204,230) (b)		$179,659

46

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

MONEY MARKET FUNDS — 1.3%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $1,173,818)	1,173,818	$1,173,818

Total Investments at Value — 100.2% (Cost $88,893,174)		$92,157,117

Liabilities in Excess of Other Assets — (0.2%)		(183,206)

Net Assets — 100.0%		$91,973,911

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.

(b)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of April 30, 2014.

(c)	The rate shown is the 7-day effective yield as of April 30, 2014.

See accompanying notes to financial statements.
47

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
April 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS — 22.7%	Par Value	Value
U.S. Treasury Bills (a),
0.065%, due 08/21/2014	$2,650,000	$2,649,754
0.068%, due 09/04/2014	3,050,000	3,049,680
0.037%, due 09/18/2014	3,125,000	3,124,634
0.025%, due 09/25/2014	550,000	549,921
0.040%, due 10/02/2014	2,600,000	2,599,555
Total U.S. Treasury Obligations (Cost $11,972,787)		$11,973,544

MONEY MARKET FUNDS — 66.6%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.03% (b)	6,526,230	$6,526,230
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (b)	14,516,757	14,516,757
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.06% (b)	6,528,635	6,528,635
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.09% (b)	542,832	542,832
PIMCO Money Market Fund - Institutional Class, 0.00% (b)	540,989	540,989
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	6,526,733	6,526,733
Total Money Market Funds (Cost $35,182,176)		$35,182,176

Total Investments at Value — 89.3% (Cost $47,154,963)		$47,155,720

Other Assets in Excess of Liabilities — 10.7%		5,637,487	(c)

Net Assets — 100.0%		$52,793,207

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(b)	The rate shown is the 7-day effective yield as of April 30, 2014.

(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

48

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
April 30, 2014 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Copper Future	07/29/2014	17	$1,284,350	$(12)
Crude Oil Future	05/20/2014	12	1,198,200	(29,886)
Ethanol Future	06/04/2014	33	2,092,002	27,230
Live Cattle Future	06/30/2014	43	2,362,850	1,342
Lumber Future	07/15/2014	18	655,182	(160)
Oats Future	07/14/2014	124	2,235,100	28,194
Red Spring Wheat Future	07/14/2014	41	1,575,937	59,709
Soybean Future	07/14/2014	5	378,188	3,574
Soybean Meal Future	07/14/2014	81	3,998,970	145,724
Total Futures Contracts			$15,780,779	$235,715

See accompanying notes to financial statements.

49

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2014 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Butter Cash Future	06/03/2014	1	$39,250	$(2,228)
Butter Cash Future	07/01/2014	2	78,800	(5,255)
Cocoa Future	07/16/2014	27	804,600	3,976
Coffee Future	07/21/2014	21	1,621,069	(50,232)
Corn Future	07/14/2014	58	1,505,100	(27,792)
Cotton No. 2 Future	07/09/2014	15	707,175	(15,901)
Feeder Cattle Future	05/22/2014	7	633,850	(7,207)
Feeder Cattle Future	08/28/2014	7	655,987	(8,656)
Frozen Concentrate Orange Juice Future	07/11/2014	16	385,440	3,061
Hard Red Winter Wheat Future	07/14/2014	1	40,625	(3,315)
Lean Hogs Future	06/13/2014	6	295,440	1,313
Natural Gas Future	05/28/2014	9	431,820	(16,820)
Palladium Future	06/26/2014	3	243,015	(2,362)
Platinum Future	07/29/2014	2	142,750	2,096
Soybean Oil Future	07/14/2014	145	3,663,570	75,345
Sugar No. 11 Future	06/30/2014	89	1,766,330	(22,172)
Wheat Future	07/14/2014	79	2,849,925	(100,036)
Total Commodity Futures			15,864,746	(176,185)

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	05/20/2014	188	2,814,360	244,150
CBOE Volatility Index (VIX) Future	06/17/2014	280	4,393,200	366,565
E-Mini S&P 500 Future	06/20/2014	205	19,267,437	(327,211)
Total Financial Futures			26,474,997	283,504

Total Futures Contracts Sold Short			$42,339,743	$107,319

See accompanying notes to financial statements.

50

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
ASSETS
Investments in securities:
At acquisition cost	$935,063,264	$88,893,174	$47,154,963
At value (Note 2)	$999,787,130	$92,157,117	$47,155,720
Cash	7,568	—	990,000
Deposits with brokers for short positions (Note 2)	767,661,087	—	—
Margin deposits for futures contracts (Notes 2 and 5)	17,043,745	—	4,403,536
Variation margin receivable (Notes 2 and 5)	3,653,466	—	970,162
Unrealized appreciation on forward currency exchange contracts (Notes 2 and 5)	—	—	27,780
Dividends and interest receivable	360,921	17,019	1,142
Receivable for investment securities sold	169,614,973	7,412,370	—
Receivable for capital shares sold	326,927	170,862	11,950
Other assets	61,648	21,314	23,620
TOTAL ASSETS	1,958,517,465	99,778,682	53,583,910

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $910,222,048)	759,858,997	—	—
Variation margin payable (Notes 2 and 5)	2,076,174	—	629,916
Unrealized depreciation on forward currency exchange contracts (Notes 2 and 5)	—	—	25,607
Dividends payable on securities sold short (Note 2)	173,328	—	—
Payable for investment securities purchased	177,031,927	7,050,582	—
Payable for capital shares redeemed	4,044,344	639,979	64,201
Payable to Adviser (Note 4)	1,433,149	79,702	52,833
Payable to administrator (Note 4)	138,980	14,895	10,410
Accrued brokerage expense on securities sold short (Note 2)	2,240,067	—	—
Other accrued expenses and liabilities	121,278	19,613	7,736
TOTAL LIABILITIES	947,118,244	7,804,771	790,703

NET ASSETS	$1,011,399,221	$91,973,911	$52,793,207

Net assets consist of:
Paid-in capital	$982,880,198	$82,078,695	$55,105,636
Accumulated net investment income (loss)	(49,661,291)	(251,139)	738,011
Accumulated net realized gains (losses) from security transactions and other financial instruments	(138,482,260)	6,882,412	(3,396,404)
Net unrealized appreciation on:
Investments	64,723,866	3,263,943	757
Short positions	150,363,051	—	—
Futures contracts	1,575,657	—	343,034
Translation of assets and liabilities in foreign currencies	—	—	2,173
Net assets	$1,011,399,221	$91,973,911	$52,793,207

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	67,076,424	6,829,560	5,302,916

Net asset value, redemption price and offering price per share (Note 2)	$15.08	$13.47	$9.96

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

51

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2014 (Unaudited)

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
INVESTMENT INCOME
Dividends	$7,012,751	$485,717	$7,396
Foreign tax withholding	(30,638)	(642)	—
Interest	13,542	67	3,859
TOTAL INVESTMENT INCOME	6,995,655	485,142	11,255

EXPENSES
Brokerage expense on securities sold short (Note 2)	37,529,649	—	—
Investment advisory fees (Note 4)	12,281,620	525,223 (a)	501,212
Dividend expense on securities sold short (Note 2)	6,602,858	—	—
Administration fees (Note 4)	386,922	32,893	30,000
Accounting services fees (Note 4)	360,528	26,901	23,869
Custodian fees	262,123	32,169	14,462
Transfer agent fees (Note 4)	142,198	23,017	13,262
Postage and supplies	55,365	8,012	6,659
Registration and filing fees	32,008	15,663	20,478
Professional fees	29,488	13,863	16,737
Trustees’ fees and expenses (Note 4)	18,543	18,543	18,543
Pricing fees	42,170	8,291	1,060
Compliance service fees and expenses (Note 4)	19,075	6,014	5,773
Printing of shareholder reports	19,039	4,504	5,219
Insurance expense	22,619	1,226	1,262
Borrowing costs	10,322	258	33
Other expenses	22,396	8,044	6,897
TOTAL EXPENSES	57,836,923	724,621	665,466
Investment advisory fee reductions (Note 4)	—	(35,174)	(75,081)
NET EXPENSES	57,836,923	689,447	590,385
NET INVESTMENT LOSS	(50,841,268)	(204,305)	(579,130)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT, OPTION AND FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gains (losses) from:
Investments	189,586,164	7,997,544	110
Securities sold short	(57,887,395)	—	—
Option contracts	25,777	—	—
Futures contracts	(8,460,175)	—	1,148,547
Foreign currency transactions	(8,450)	—	(397,374)
Net change in unrealized appreciation (depreciation) on:
Investments	(117,783,951)	(3,179,740)	1,683
Securities sold short	(11,707,189)	—	—
Option contracts	(10,501)	—	—
Futures contracts	1,575,657	—	495,396
Foreign currency translation	(4)	—	(92,161)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,670,067)	4,817,804	1,156,201
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(55,511,335)	$4,613,499	$577,071

*	Consolidated financial statement (Note 1).

(a)	Includes $9,303 of prior years’ investment advisory fee reductions recouped by the Adviser (Note 4).

See accompanying notes to financial statements.

52

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
FROM OPERATIONS
Net investment loss	$(50,841,268)	$(120,077,792)
Net realized gains (losses) from:
Investments	189,586,164	423,147,517
Securities sold short	(57,887,395)	(308,876,468)
Option contracts	25,777	860,815
Futures contracts	(8,460,175)	—
Foreign currency transactions	(8,450)	26,798
Net change in unrealized appreciation (depreciation) on:
Investments	(117,783,951)	128,317,841
Securities sold short	(11,707,189)	(21,298,881)
Option contracts	(10,501)	10,501
Futures contracts	1,575,657	—
Foreign currency translation	(4)	(36,928)
Net increase (decrease) in net assets from operations	(55,511,335)	102,073,403

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(55,650,834)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	123,949,844	480,118,243
Net asset value of shares issued in reinvestment of distributions to shareholders	41,376,438	—
Proceeds from redemption fees collected (Note 2)	29,157	170,982
Payments for shares redeemed	(625,590,764)	(788,868,625)
Net decrease in net assets from capital share transactions	(460,235,325)	(308,579,400)

TOTAL DECREASE IN NET ASSETS	(571,397,494)	(206,505,997)

NET ASSETS
Beginning of period	1,582,796,715	1,789,302,712
End of period	$1,011,399,221	$1,582,796,715

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(49,661,291)	$1,188,427

CAPITAL SHARE ACTIVITY
Shares sold	8,107,802	30,497,892
Shares issued in reinvestment of distributions to shareholders	2,681,558	—
Shares redeemed	(41,466,820)	(50,204,897)
Net decrease in shares outstanding	(30,677,460)	(19,707,005)
Shares outstanding, beginning of period	97,753,884	117,460,889
Shares outstanding, end of period	67,076,424	97,753,884

See accompanying notes to financial statements.

53

TFS SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
FROM OPERATIONS
Net investment income (loss)	$(204,305)	$37,191
Net realized gains from investments	7,997,544	16,812,788
Net change in unrealized appreciation (depreciation) on investments	(3,179,740)	5,193,135
Net increase in net assets from operations	4,613,499	22,043,114

FROM DISTRIBUTIONS (Note 2)
Distributions from net investment income	—	(312,976)
Distributions from net realized gains from security transactions	(16,453,993)	(8,873,127)
Decrease in net assets from distributions	(16,453,993)	(9,186,103)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	20,586,605	29,460,786
Net asset value of shares issued in reinvestment of distributions to shareholders	14,622,207	7,904,955
Proceeds from redemption fees collected (Note 2)	392	7,160
Payments for shares redeemed	(12,384,050)	(19,313,493)
Net increase in net assets from capital share transactions	22,825,154	18,059,408

TOTAL INCREASE IN NET ASSETS	10,984,660	30,916,419

NET ASSETS
Beginning of period	80,989,251	50,072,832
End of period	$91,973,911	$80,989,251

ACCUMULATED NET INVESTMENT LOSS	$(251,139)	$(46,834)

CAPITAL SHARE ACTIVITY
Shares sold	1,483,647	2,133,863
Shares issued in reinvestment of distributions to shareholders	1,095,296	689,884
Shares redeemed	(851,252)	(1,415,761)
Net increase in shares outstanding	1,727,691	1,407,986
Shares outstanding, beginning of period	5,101,869	3,693,883
Shares outstanding, end of period	6,829,560	5,101,869

See accompanying notes to financial statements.

54

TFS HEDGED FUTURES FUND
STATEMENTS OF CHANGES IN NET ASSETS*

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
FROM OPERATIONS
Net investment loss	$(579,130)	$(2,492,507)
Net realized gains (losses) from:
Investments	110	9,291
Futures contracts	1,148,547	(5,414,738)
Foreign currency transactions	(397,374)	(1,151,993)
Net change in unrealized appreciation (depreciation) on:
Investments	1,683	(574)
Futures contracts	495,396	(395,828)
Foreign currency translation	(92,161)	94,334
Net increase (decrease) in net assets from operations	577,071	(9,352,015)

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(180,217)	(2,570,373)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,400,003	82,353,356
Net asset value of shares issued in reinvestment of distributions to shareholders	153,704	2,091,788
Proceeds from redemption fees collected (Note 2)	2,970	48,752
Payments for shares redeemed	(21,409,912)	(117,862,869)
Net decrease in net assets from capital share transactions	(15,853,235)	(33,368,973)

TOTAL DECREASE IN NET ASSETS	(15,456,381)	(45,291,361)

NET ASSETS
Beginning of period	68,249,588	113,540,949
End of period	$52,793,207	$68,249,588

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$738,011	$(2,045,004)

CAPITAL SHARE ACTIVITY
Shares sold	532,282	7,753,379
Shares issued in reinvestment of distributions to shareholders	15,143	192,969
Shares redeemed	(2,115,179)	(11,358,461)
Net decrease in shares outstanding	(1,567,754)	(3,412,113)
Shares outstanding, beginning of period	6,870,670	10,282,783
Shares outstanding, end of period	5,302,916	6,870,670

*	Consolidated financial statements (Note 1).

See accompanying notes to financial statements.

55

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009
Net asset value at beginning of period	$16.19		$15.23	$14.41	$15.80		$14.92		$13.25

Income (loss) from investment operations:
Net investment loss	(0.60)		(1.25)	(0.99)	(0.83)		(0.45)		(0.24)
Net realized and unrealized gains on investments	0.08		2.21	2.05	0.93		1.43		2.13
Total from investment operations	(0.52)		0.96	1.06	0.10		0.98		1.89

Less distributions:
Distributions from net realized gains from security transactions	(0.59)		—	(0.24)	(1.49)		(0.10)		(0.25)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00 (a)	0.00	(a)	0.00	(a)	0.03

Net asset value at end of period	$15.08		$16.19	$15.23	$14.41		$15.80		$14.92

Total return (b)	(3.30	)%(c)	6.30%	7.48%	0.43%		6.60%		14.86%

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,011,399		$1,582,797	$1,789,303	$1,762,265		$1,142,219		$828,409

Ratio of total expenses to average net assets	8.91	%(d)	8.67%	8.63%	8.10%		4.52%		4.70%

Ratio of net expenses to average net assets	8.91	%(d)	8.67%	8.63%	8.12	%(e)	4.55	%(e)	4.67	%(f)

Ratio of net expenses to average net assets excluding dividend expense (g)	7.89	%(d)	7.59%	7.75%	7.38	%(e)	3.81	%(e)	3.84	%(f)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (g)	2.11	%(d)	2.41%	2.42%	2.47	%(e)	2.50	%(e)	2.49	%(f)

Ratio of net investment loss to average net assets	(7.83	)%(d)	(6.67%)	(6.73%)	(6.56%)		(3.16%)		(2.32%)

Portfolio turnover rate	308	%(c)	552%	607%	751%		703%		429%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Includes recoupment by the Adviser of prior years’ advisory fee reductions and expense reimbursements (Note 4).

(f)	Ratio was determined after advisory fee reductions (Note 4).

(g)	Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 6.80%(d), 6.26%, 6.21%, 5.65%, 2.05% and 2.18% of average net assets for the periods ended April 30, 2014, October 31, 2013, 2012, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

56

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	Year Ended October 31, 2012		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009
Net asset value at beginning of period	$15.87		$13.56	$12.07		$11.98	$9.33	$6.80

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.02	(0.00	)(a)	(0.04)	(0.06)	(0.02)
Net realized and unrealized gains on investments	0.93		4.92	1.52		0.87	2.70	2.55
Total from investment operations	0.90		4.94	1.52		0.83	2.64	2.53

Less distributions:
Distributions from net investment income	—		(0.07)	—		—	—	(0.01)
Distributions from net realized gains from security transactions	(3.30)		(2.56)	(0.03)		(0.74)	—	—
Total distributions	(3.30)		(2.63)	(0.03)		(0.74)	—	(0.01)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00	(a)	0.00 (a)	0.01	0.01

Net asset value at end of period	$13.47		$15.87	$13.56		$12.07	$11.98	$9.33

Total return (b)	5.88	%(c)	44.15%	12.62%		6.68%	28.40%	37.41%

Ratios and supplemental data:
Net assets at end of period (000’s)	$91,974		$80,989	$50,073		$51,274	$35,784	$16,623

Ratio of total expenses to average net assets	1.66	%(d)	1.80%	1.95%		1.82%	2.31%	5.14%

Ratio of net expenses to average net assets (e)	1.58	%(d)	1.75%	1.75%		1.69%	1.78%	1.88%

Ratio of net expenses to average net assets excluding borrowing costs (e)	1.58	%(d)	1.75%	1.75%		1.68%	1.78%	1.87%

Ratio of net investment income (loss) to average net assets	(0.47	)%(d)	0.06%	(0.03%)		(0.31%)	(0.70%)	(0.63%)

Portfolio turnover rate	255	%(c)	601%	557%		525%	657%	320%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after advisory fee reductions and expense reimbursements and includes recoupment by the Adviser of prior years’ investment advisory fee reductions (Note 4).

See accompanying notes to financial statements.

57

TFS HEDGED FUTURES FUND
FINANCIAL HIGHLIGHTS*

Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013		Period Ended October 31, 2012(a)
Net asset value at beginning of period	$9.93		$11.04		$10.00

Income (loss) from investment operations:
Net investment loss	(0.20)		(0.20)		(0.09)
Net realized and unrealized gains (losses) on investments	0.26		(0.68)		1.13
Total from investment operations	0.06		(0.88)		1.04

Less distributions:
Distributions from net realized gains from security transactions	(0.03)		(0.23)		—

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)	0.00	(b)

Net asset value at end of period	$9.96		$9.93		$11.04

Total return (c)	0.59	%(d)	(8.14%)		10.40	%(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$52,793		$68,250		$113,541

Ratio of total expenses to average net assets	2.24	%(e)	2.35%		2.51	%(e)

Ratio of net expenses to average net assets (f)	1.99	%(e)	2.30%		2.30	%(e)

Ratio of net investment loss to average net assets	(1.95	)%(e)	(2.23%)		(2.19	)%(e)

Portfolio turnover rate	0	%(g)	0	%(g)	0	%(g)

*	Consolidated financial statements (Note 1).

(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions (Note 4).

(g)	All investments held are excluded from the calculation as they are considered to be short-term investments whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.
58

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

1. Organization

TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (individually, a “Fund”, and collectively, the “Funds”) are each a series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. TFS Market Neutral Fund commenced operations on September 7, 2004. TFS Small Cap Fund commenced operations on March 7, 2006. TFS Hedged Futures Fund commenced operations on December 29, 2011.

The consolidated financial statements of TFS Hedged Futures Fund include TFS Hedged Futures Strategy Offshore Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled Cayman Islands subsidiary. TFS Hedged Futures Fund may invest up to 25% of its total assets in the Subsidiary. TFS Hedged Futures Fund purchases investments through the Subsidiary to provide exposure to the commodities futures market which otherwise may not be possible in a mutual fund structure. All inter-company accounts and transactions have been eliminated in consolidation for TFS Hedged Futures Fund. TFS Hedged Futures Fund and the Subsidiary each have a fiscal year end of October 31st for financial statement consolidation purposes and a nonconforming tax year end of December 31st and November 30th, respectively.

TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which TFS Capital LLC (the “Adviser”) defines as the S&P 500® Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

TFS Hedged Futures Fund seeks to achieve long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, options and futures valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Option contracts are valued at the closing price as quoted on the exchanges on which they are primarily traded. If no closing price is readily available at the time of valuation, the option will be valued at the closing bid price for that day. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at their last sale price as of the close of regular trading on the primary exchange on which the contract is traded. Prices

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TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

for these futures contracts are monitored daily by the Adviser until 4:00 p.m. Eastern time to determine if fair valuation is required. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Funds’ investments, securities sold short, and futures contracts have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, preferred stocks, closed-end funds, exchange-traded funds and notes, warrants, futures contracts and money market funds.

•	Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include common stocks, rights and warrants that trade infrequently or their trading has been temporarily halted and U.S. treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•	Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks and corporate bonds that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

60

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of April 30, 2014:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$913,265,529	$1,660	$—	$913,267,189
Preferred Stocks	1,439,851	—	—	1,439,851
Other Investments	76,746,547	—	—	76,746,547
Corporate Bonds	—	2,994	—	2,994
Money Market Funds	8,330,549	—	—	8,330,549
Total	$999,782,476	$4,654	$—	$999,787,130

Other Financial Instruments:
Common Stocks – Sold Short	$(758,368,898)	$—	$(1,254,911)	$(759,623,809)
Preferred Stocks – Sold Short	(202,136)	—	—	(202,136)
Rights – Sold Short	—	(14,059)	—	(14,059)
Warrants – Sold Short	(18,993)	—	—	(18,993)
Futures Contracts – Sold Short	1,575,657	—	—	1,575,657
Total	$(757,014,370)	$(14,059)	$(1,254,911)	$(758,283,340)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$90,803,640	$—	$—	$90,803,640
Other Investments	179,659	—	—	179,659
Money Market Funds	1,173,818	—	—	1,173,818
Total	$92,157,117	$—	$—	$92,157,117

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
U.S. Treasury Obligations	$—	$11,973,544	$—	$11,973,544
Money Market Funds	35,182,176	—	—	35,182,176
Total	$35,182,176	$11,973,544	$—	$47,155,720

Other Financial Instruments:
Futures Contracts	$235,715	$—	$—	$235,715
Futures Contracts – Sold Short	107,319	—	—	107,319
Total	$343,034	$—	$—	$343,034

Refer to each Fund’s Summary Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and industry type.

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 NOTES TO FINANCIAL STATEMENTS (Continued)

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of April 30, 2014, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any transfers in and out of any Level. Transfers that occurred between Level 1, Level 2 and Level 3 on April 30, 2014 for TFS Market Neutral Fund due to changes in the availability of quoted prices are as follows:

	Investments	Securities Sold Short
Transfers from Level 1 to Level 2	$1,660	$—
Transfers from Level 1 to Level 3	—	(1,254,911)

There were no transfers between Level 2 and Level 3 as of April 30, 2014 for TFS Market Neutral Fund. There were no Level 3 securities held in TFS Small Cap Fund or TFS Hedged Futures Fund as of April 30, 2014.

The following is a reconciliation of Level 3 securities sold short in TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2013 and April 30, 2014.

Securities Sold Short
Balance as of October 31, 2013	$—
Transfers in and/or out of Level 3	(1,254,911)
Balance as of April 30, 2014	$(1,254,911)

The total amount of unrealized appreciation on Level 3 securities sold short was $7,898,640 at April 30, 2014.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 securities sold short:

	Fair Value at April 30, 2014	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input*
Common Stocks - Sold Short	$(1,254,911)	Discount from Last Sale Price	Discount Percentage	50%	Increase

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. Effective January 1, 2014, the offering price and redemption price per share of each Fund is equal to the net asset value per share. Prior to January 1, 2014, shares of each Fund were subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase.

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TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

During the periods ended April 30, 2014 and October 31, 2013, proceeds from redemption fees totaled $29,157 and $170,982, respectively, for TFS Market Neutral Fund, $392 and $7,160, respectively, for TFS Small Cap Fund and $2,970 and $48,752, respectively, for TFS Hedged Futures Fund.

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the periods ended April 30, 2014 and October 31, 2013 was as follows:

	Periods Ended	Ordinary Income	Long-Term Gains	Total Distributions
TFS Market Neutral Fund	4/30/2014	$11,048,952	$44,601,882	$55,650,834
	10/31/2013	$—	$—	$—
TFS Small Cap Fund	4/30/2014	$15,431,533	$1,022,460	$16,453,993
	10/31/2013	$8,620,933	$565,170	$9,186,103
TFS Hedged Futures Fund	4/30/2014	$—	$180,217	$180,217
	10/31/2013	$338,325	$2,232,048	$2,570,373

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expense on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 (“1940 Act”) to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund and TFS Hedged Futures Fund both engage in short selling as a principal investment strategy while TFS Small Cap Fund does not. TFS Small Cap Fund currently intends to limit its exposure to short positions, if any, to 5% of its net assets.

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TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

Option contracts – The Funds may use option contracts in any manner consistent with their investment objectives and as long as their use is consistent with relevant provisions of the 1940 Act. The Funds may use options for speculative investment purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which a Fund invests. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing call options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. Premiums received from writing put options which are exercised increase the basis of the security purchased. If a closing purchase transaction is used to terminate a Fund’s obligation on an option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the option written.

Futures contracts – TFS Market Neutral Fund and TFS Hedged Futures Fund are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to gain exposure or to hedge against changes in the value of equities, interest rates, foreign currencies or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 5% to 15% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable and/or payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

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TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign Currency Translation – Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The value of investment securities and other assets and liabilities are translated at exchange rates as of the NYSE close each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Forward Foreign Currency Exchange Contracts – TFS Market Neutral Fund may use forward foreign currency exchange contracts to hedge exposure to foreign currency. TFS Hedged Futures Fund may invest in currency forwards for speculative purposes. When the Adviser believes that the currency of a particular country may produce positive returns against the currency of another country, the Funds may purchase or sell currency forward contracts to gain exposure to the differential in currency returns. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in a Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal income tax – The tax year end is October 31st for TFS Market Neutral Fund and TFS Small Cap Fund and December 31st for TFS Hedged Futures Fund. Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its ordinary income (net investment income and specified gains and losses) and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

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TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of April 30, 2014:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$1,004,874,093	$90,727,616	$47,154,963
Gross unrealized appreciation	$62,433,969	$5,966,553	$795
Gross unrealized depreciation	(67,520,932)	(4,537,052)	(38)
Net unrealized appreciation (depreciation) on investments	(5,086,963)	1,429,501	757
Net unrealized appreciation on securities sold short	8,511,569	—	—
Accumulated net investment loss	(49,661,291)	(251,139)	(427,630)
Capital loss carryforwards	—	—	(2,124,211)
Other gains	74,755,708	8,716,854	238,655
Accumulated earnings (deficit)	$28,519,023	$9,895,216	$(2,312,429)

As of April 30, 2014, the tax cost of securities sold short is $768,370,566 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. The tax cost of portfolio investments for TFS Hedged Futures Fund is equal to the financial statement cost disclosed.

For the six months ended April 30, 2014, TFS Market Neutral Fund reclassified $8,450 of net realized losses from foreign currency transactions against accumulated net investment income. For the tax year ended December 31, 2013, TFS Hedged Futures Fund reclassified $3,362,145 of accumulated net investment losses and $1,581,979 of accumulated net realized capital losses against paid-in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Funds’ net assets or net asset value per share.

As of December 31, 2013, TFS Hedged Futures Fund had the following capital loss carryforwards:

Capital loss carryforward – short-term	$846,534
Capital loss carryforward – long-term	1,277,677
Total capital loss carryforwards	$2,124,211

These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

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TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax periods (October 31, 2010 through October 31, 2013 for TFS Market Neutral Fund and TFS Small Cap Fund and December 31, 2012 through December 31, 2013 for TFS Hedged Futures Fund) of each Fund, as applicable, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended April 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $3,938,876,062 and $4,556,972,075, respectively, for TFS Market Neutral Fund, $228,253,267 and $221,663,442, respectively, for TFS Small Cap Fund and $0 and $0, respectively, for TFS Hedged Futures Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.65%, 1.15% and 1.50%, respectively, of its average daily net assets. Prior to January 1, 2014, TFS Market Neutral Fund paid the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at annual rates of 2.25% of the first $1.75 billion of average daily net assets of the Fund and 2.15% of such assets above $1.75 billion. Also prior to January 1, 2014, TFS Small Cap Fund and TFS Hedged Futures Fund paid the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% and 2.00%, respectively, of its average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 1.90% of TFS Market Neutral Fund’s average daily net assets, 1.50% of TFS Small Cap Fund’s average daily net assets and 1.80% of TFS Hedged Futures Fund’s average daily net assets. Prior to January 1, 2014, the Adviser had agreed to reduce its investment advisory fees and to absorb each Fund’s operating expenses to the extent necessary to limit aggregate annual ordinary operating expenses (which did not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 2.50% of TFS Market Neutral Fund’s average daily net assets, 1.75% of TFS Small Cap Fund’s average daily net assets and 2.30% of TFS Hedged Futures Fund’s average daily net assets. During the six months ended April 30, 2014, the Adviser reduced its investment advisory fees by $35,174 with respect to TFS Small Cap Fund and $75,081 with respect to TFS Hedged Futures Fund. There were no fee reductions by the Adviser for TFS Market Neutral Fund.

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 NOTES TO FINANCIAL STATEMENTS (Continued)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 1.90%, 1.50% and 1.80%, respectively, for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. As of April 30, 2014, the Adviser has recouped all previous fee reductions for TFS Market Neutral Fund. During the six months ended April 30, 2014, the Adviser recouped $9,303 of prior years’ investment advisory fee reductions from TFS Small Cap Fund. As of April 30, 2014, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $196,044 and $226,868, respectively, from TFS Small Cap Fund and TFS Hedged Futures Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	October 31, 2014	October 31, 2014	October 31, 2015	April 30, 2016
TFS Small Cap Fund	$26,766	$100,740	$33,364	$35,174
TFS Hedged Futures Fund	$—	$92,853	$58,934	$75,081

Certain Trustees and officers of the Trust are also officers of the Adviser.

AFFILIATED BROKER-DEALER
During the six months ended April 30, 2014, TFS Hedged Futures Fund paid commissions of $26,942 to Interactive Brokers LLC (“IB”). Richard Gates, a principal of the Adviser and a Vice President of the Trust, serves as an independent Director of IB. Based on a factual determination by the Adviser that Mr. Gates does not have a controlling influence over IB’s management or policies, the Adviser does not believe that IB is an affiliate, or an affiliate of an affiliate, of the Trust. Nevertheless, the Adviser and the Trust have determined to subject any transactions between the Funds and IB to the same procedures that would be applicable if such transactions were subject to affiliated broker provisions of Section 17(e) of the 1940 Act and Rule 17e-1 thereunder.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. Drake receives $5,000 per month from the Trust, of which each Fund pays its proportionate share. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agent services to the Funds. Pursuant to servicing agreements with Ultimus, the Funds pay Ultimus fees in accordance with the agreements for its services. Certain officers of the Trust are also officers of Ultimus or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

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TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

COMPENSATION OF TRUSTEES
Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $20,000, paid quarterly, a fee of $7,500 for attendance at each in-person meeting of the Board of Trustees, a fee of $2,500 for attendance at each telephonic regular meeting of the Board of Trustees and a fee of $1,500 for attendance at each telephonic special meeting of the Board of Trustees. The Chairman of the Audit Committee receives an additional fee of $1,000 for each Audit Committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings. Prior to January 1, 2014, the annual retainer paid to the Independent Trustees was $5,000.

5. Derivatives Transactions

Transactions in option contracts written by TFS Market Neutral Fund during the six months ended April 30, 2014 were as follows:

	Options Contracts	Option Premiums
Options outstanding at beginning of period	1,502	$29,561
Options cancelled in a closing purchase transaction	(2)	(610)
Options expired	(1,375)	(25,368)
Options exercised	(125)	(3,583)
Options outstanding at end of period	—	$—

The average monthly notional amount of call options written and put options written during the six months ended April 30, 2014 was $778,062 and $814,483, respectively, for TFS Market Neutral Fund.

The locations in the Statements of Assets and Liabilities of the derivative positions of TFS Market Neutral Fund and TFS Hedged Futures Fund as of April 30, 2014 are recorded in the following locations in the Statements of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)
Forward foreign currency exchange contracts	Unrealized appreciation (depreciation) on forward currency exchange contracts

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TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following tables set forth the values of derivative contracts of TFS Market Neutral Fund and TFS Hedged Futures Fund as of April 30, 2014:

TFS Market Neutral Fund

	Variation Margin
	Receivable	(Payable)	Total
Liability Derivatives
Financial Futures Contracts	$3,653,466	$(2,076,174)	$1,577,292
Total	$3,653,466	$(2,076,174)	$1,577,292

TFS Hedged Futures Fund
 Futures Contracts

	Variation Margin
	Receivable	(Payable)	Total
Asset Derivatives
Futures Contracts
Commodity	$271,285	$(30,057)	$241,228
Financial	—	—	—
Total Asset Derivatives	271,285	(30,057)	241,228

Liability Derivatives
Futures Contracts
Commodity	86,021	(272,647)	(186,626)
Financial	612,856	(327,212)	285,644
Total Liability Derivatives	698,877	(599,859)	99,018
Total	$970,162	$(629,916)	$340,246

70

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund
Forward Foreign Currency Exchange Contracts

Settlement Date	To Deliver		To Receive		Initial Value	Market Value	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
5/12/2014	600,000	USD	4,842,000	ARS	$600,000	$604,136	$4,136	$—	$4,136
5/20/2014	600,000	USD	4,860,000	ARS	600,000	605,615	5,615	—	5,615
5/20/2014	600,000	USD	7,050,000	UAH	600,000	591,269	—	(8,731)	(8,731)
5/21/2014	600,000	USD	1,359,480	BRL	600,000	606,768	6,768	—	6,768
5/23/2014	500,000	USD	4,050,000	ARS	500,000	504,440	4,440	—	4,440
5/23/2014	500,000	USD	1,121,350	BRL	500,000	500,253	253	—	253
5/23/2014	500,000	USD	5,850,000	UAH	500,000	487,292	—	(12,708)	(12,708)
Total Contracts					3,900,000	3,899,773	21,212	(21,439)	(227)

Liabilities Derivatives
5/12/2014	87,650	CHF	100,000	USD	$(100,000)	$(99,602)	$398	$—	$398
5/12/2014	10,145,000	JPY	100,000	USD	(100,000)	(99,242)	758	—	758
5/12/2014	2,998,000	TWD	100,000	USD	(100,000)	(99,268)	732	—	732
5/20/2014	13,320,000	PHP	300,000	USD	(300,000)	(295,320)	4,680	—	4,680
5/21/2014	1,618,950	DKK	300,000	USD	(300,000)	(300,963)	—	(963)	(963)
5/21/2014	178,465	GBP	300,000	USD	(300,000)	(301,388)	—	(1,388)	(1,388)
5/26/2014	220,500	CHF	250,000	USD	(250,000)	(250,623)	—	(623)	(623)
5/26/2014	1,349,375	DKK	250,000	USD	(250,000)	(250,860)	—	(860)	(860)
5/26/2014	25,587,500	JPY	250,000	USD	(250,000)	(250,334)	—	(334)	(334)
Total Contracts					(1,950,000)	(1,947,600)	6,568	(4,168)	2,400
Total					$1,950,000	$1,952,173	$27,780	$(25,607)	$2,173

ARS - Argentine Peso
BRL - Brazilian Real
CHF - Swiss Franc
DKK - Danish Krone
GBP - British Pound Sterling
JPY - Japanese Yen
PHP - Phillipine Peso
TWD - Taiwanese Dollar
UAH - Ukranian Hryvnia
USD - U.S. Dollar

71

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund during the six months ended April 30, 2014 are recorded in the following locations in the Statements of Operations:

Derivative Investment Type	Location
Call options written	Net realized gains (losses) from option contracts
Net change in unrealized appreciation (depreciation) on option contracts
Put options written	Net realized gains (losses) from option contracts
Net change in unrealized appreciation (depreciation) on option contracts
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Forward foreign currency exchange contracts	Net realized gains (losses) from foreign currency transactions
Net change in unrealized appreciation (depreciation) on foreign currency translation

The following is a summary of net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund recognized in the Statements of Operations during the six months ended April 30, 2014:

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
TFS Market Neutral Fund
Call options written	$7,095	$(1,658)
Put options written	18,682	(8,843)
Total	25,777	(10,501)

Futures contracts
Financial	(8,460,175)	1,575,657

Total	$(8,434,398)	$1,565,156

72

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
TFS Hedged Futures Fund
Futures contracts
Commodity	$1,597,625	$39,130
Financial	(449,078)	456,266
Total futures contracts	1,148,547	495,396

Forward foreign currency exchange contracts	(397,374)	(92,161)

Total	$751,173	$403,235

TFS Small Cap Fund had no transactions in derivative instruments during the six months ended April 30, 2014.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities.” ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

In the ordinary course of business, TFS Market Neutral Fund and TFS Hedged Futures Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral securities and securities collateral on a counterparty basis.

As of April 30, 2014, the offsetting of financial assets and derivatives assets is as follows:

TFS Market Neutral Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$3,653,466	$—	$3,653,466	$—	$3,653,466
Total subject to a master netting or similar arrangement	$3,653,466	$—	$3,653,466	$—	$3,653,466

73

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$970,162	$—	$970,162	$—	$970,162
Unrealized appreciation on forward currency exchange contracts	27,780	—	27,780	—	27,780
Total subject to a master netting or similar arrangement	$997,942	$—	$997,942	$—	$997,942

Offsetting of financial liabilities and derivative liabilities as of April 30, 2014 is as follows:

TFS Market Neutral Fund

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin payable - futures contracts	$2,076,174	$—	$2,076,174	$—	$2,076,174
Total subject to a master netting or similar arrangement	$2,076,174	$—	$2,076,174	$—	$2,076,174

74

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin payable - futures contracts	$629,916	$—	$629,916	$—	$629,916
Unrealized depreciation on forward currency exchange contracts	25,607	—	25,607	—	25,607
Total subject to a master netting or similar arrangement	$655,523	$—	$655,523	$—	$655,523

6. Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of April 30, 2014, TFS Hedged Futures Fund had 66.6% of the value of its net assets invested in money market mutual funds registered under the 1940 Act. As of April 30, 2014, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets invested in shares of money market mutual funds.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

75

TFS CAPITAL INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (Continued)

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

76

TFS CAPITAL INVESTMENT TRUST
 ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2013) and held until the end of the period (April 30, 2014).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s summary prospectus.

77

TFS CAPITAL INVESTMENT TRUST
 ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

TFS Market Neutral Fund

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$967.00	$43.45
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$980.61	$43.76

*	Expenses are equal to the annualized expense ratio of 8.91% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFS Small Cap Fund

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,058.80	$8.07
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.96	$7.90

*	Expenses are equal to the annualized expense ratio of 1.58% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFS Hedged Futures Fund

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,005.90	$9.90
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.93	$9.94

*	Expenses are equal to the annualized expense ratio of 1.99% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

78

TFS CAPITAL INVESTMENT TRUST
 OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset value for TFS Hedged Futures Fund is published daily at the Funds’ website at http://www.tfscapital.com.
79

PRIVACY NOTICE

FACTS	WHAT DOES THE TFS CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪   Social Security number
▪   Assets
▪   Retirement Assets
▪   Transaction History
▪   Checking Account Information
▪   Purchase History
▪   Account Balances
▪   Account Transactions
▪   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the TFS Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the TFS Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-534-2001

80

Who we are
Who is providing this notice?	TFS Capital Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the TFS Capital Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the TFS Capital Investment Trust collect my personal information?
We collect your personal information, for example, when you

▪   Open an account
▪   Provide account information
▪   Give us your contact information
▪   Make deposits or withdrawals from your account
▪   Make a wire transfer
▪   Tell us where to send the money
▪   Tells us who receives the money
▪   Show your government-issued ID
▪   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪   Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪   Affiliates from using your information to market to you
▪   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪   TFS Capital LLC, the investment adviser to the TFS Capital Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The TFS Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The TFS Capital Investment Trust does not jointly market.

81

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2014(Unaudited)

COMMON STOCKS - 90.3%	Shares	Value
Consumer Discretionary - 14.1%
Auto Components - 2.5%
American Axle & Manufacturing Holdings, Inc. (a) (b)	128,432	$2,266,825
Cooper Tire & Rubber Company (b)	55,028	1,383,954
Cooper-Standard Holdings, Inc. (a)	1,604	108,671
Drew Industries, Inc. (b)	28,936	1,456,059
Federal-Mogul Holdings Corporation (a) (b)	19,652	338,407
Fox Factory Holding Corporation (a)	28,540	484,895
Gentherm, Inc. (a) (b)	84,384	3,067,358
Goodyear Tire & Rubber Company (The)	6,358	160,222
Icahn Enterprises, L.P.	2,145	216,602
Lear Corporation	1,399	116,201
Modine Manufacturing Company (a) (b)	164,286	2,707,433
Motorcar Parts of America, Inc. (a) (b)	91,254	2,504,010
Remy International, Inc.	46,240	1,226,285
Shiloh Industries, Inc. (a)	21,049	415,507
Spartan Motors, Inc.	986	5,236
Standard Motor Products, Inc.	8,945	339,821
Stoneridge, Inc. (a) (b)	23,858	255,042
STRATTEC Security Corporation	16,557	1,106,173
Superior Industries International, Inc. (b)	99,275	2,098,673
Tower International, Inc. (a) (b)	186,481	5,186,037
Visteon Corporation (a)	1,564	135,771
		25,579,182
Automobiles - 0.1%
General Motors Company	9,785	337,387
Thor Industries, Inc.	2,341	142,497
Winnebago Industries, Inc. (a) (b)	12,545	299,825
		779,709
Distributors - 0.2%
Core-Mark Holding Company, Inc.	19,360	1,559,255
LKQ Corporation (a)	4,503	131,127
Stock Building Supply Holdings, Inc. (a)	16,232	280,976
VOXX International Corporation (a)	12,055	141,646
		2,113,004
Diversified Consumer Services - 0.6%
Apollo Education Group, Inc. (a)	2,536	73,189
Ascent Capital Group, Inc. - Class A (a)	14,468	994,964
Bright Horizons Family Solutions, Inc. (a)	10,846	442,300
Career Education Corporation (a)	12,111	87,441
China Education Alliance, Inc. (a)	7,355	1,619
Collectors Universe, Inc.	1,540	36,159
DeVry Education Group, Inc.	6,120	275,584
Houghton Mifflin Harcourt Company (a)	2,416	49,359
JTH Holding, Inc. - Class A (a)	12,802	348,214
LifeLock, Inc. (a)	8,735	137,140
Regis Corporation	32,598	428,338
Sotheby's (b)	37,539	1,578,890
Steiner Leisure Ltd. (a) (b)	20,187	871,473
Universal Technical Institute, Inc.	15,534	186,563
		5,511,233

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Consumer Discretionary - 14.1%(Continued)
Hotels, Restaurants & Leisure - 2.9%
Biglari Holdings, Inc. (a)	468	$200,781
Boyd Gaming Corporation (a)	27,291	322,580
Bravo Brio Restaurant Group, Inc. (a)	33,896	507,423
Carrols Restaurant Group, Inc. (a)	46,160	309,734
Century Casinos, Inc. (a)	182,986	1,088,767
Choice Hotels International, Inc.	7,268	321,100
ClubCorp Holdings, Inc.	13,010	245,108
Del Frisco's Restaurant Group, Inc. (a)	29,217	759,934
Diamond Resorts International, Inc. (a)	20,386	381,422
DineEquity, Inc. (b)	35,430	2,685,948
Domino's Pizza, Inc.	3,013	224,107
Einstein Noah Restaurant Group, Inc. (b)	94,306	1,448,540
Extended Stay America, Inc.	2,322	50,039
Fiesta Restaurant Group, Inc. (a)	20,764	760,170
Frisch's Restaurants, Inc.	5,314	125,836
Hilton Worldwide Holdings, Inc. (a)	805	17,573
Iao Kun Group Holding Company Ltd.	7,888	23,112
Ignite Restaurant Group, Inc. (a)	1,501	21,224
International Speedway Corporation - Class A	6,148	193,293
Intrawest Resorts Holdings, Inc. (a)	3,191	36,186
Isle of Capri Casinos, Inc. (a)	60,359	410,441
Jack in the Box, Inc. (a) (b)	22,437	1,201,277
Jamba, Inc. (a)	26,000	287,560
Kona Grill, Inc. (a)	42,210	989,825
Krispy Kreme Doughnuts, Inc. (a)	14,665	257,224
Marcus Corporation (b)	147,150	2,461,820
Marriott Vacations Worldwide Corporation (a)	13,338	726,654
Monarch Casino & Resort, Inc. (a)	429	6,881
Orient-Express Hotels Ltd. - Class A (a)	17,266	226,185
Papa John's International, Inc. (b)	59,334	2,602,389
Penn National Gaming, Inc. (a)	38,844	433,499
Red Robin Gourmet Burgers, Inc. (a) (b)	27,655	1,879,987
Ruby Tuesday, Inc. (a)	151,526	1,168,265
Ruth's Hospitality Group, Inc.	108,424	1,365,058
Scientific Games Corporation - Class A (a) (b)	146,679	1,757,214
SeaWorld Entertainment, Inc.	1,880	56,513
Sonic Corporation (a)	3,340	63,594
Speedway Motorsports, Inc.	1,159	21,082
Texas Roadhouse, Inc. (b)	90,352	2,235,308
Town Sports International Holdings, Inc. (b)	131,051	918,668
Wendy's Company (The)	10,225	84,970
		28,877,291
Household Durables - 1.4%
Bassett Furniture Industries, Inc.	6,504	89,690
Cavco Industries, Inc. (a)	13,975	1,089,351
CSS Industries, Inc.	11,287	270,549
Dixie Group, Inc. (The) (a)	86,832	1,308,558
Flexsteel Industries, Inc.	32,066	1,100,505
Harman International Industries, Inc.	2,585	283,342
Helen of Troy Ltd. (a)	27,175	1,703,873

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Consumer Discretionary - 14.1%(Continued)
Household Durables - 1.4% (Continued)
Installed Building Products, Inc. (a)	1,860	$25,873
Jarden Corporation (a)	1,801	102,927
La-Z-Boy, Inc.	23,355	565,892
LGI Homes, Inc. (a)	14,001	206,095
Libbey, Inc. (a) (b)	89,092	2,376,084
Lifetime Brands, Inc.	59,404	1,134,616
M/I Homes, Inc. (a)	6,523	145,267
MDC Holdings, Inc.	2,697	74,437
New Home Company, Inc. (The) (a)	5,328	73,260
Nova Lifestyle, Inc. (a)	1,996	8,862
NVR, Inc. (a)	327	352,179
Skullcandy, Inc. (a)	7,240	55,748
Skyline Corporation (a)	5	26
UCP, Inc. - Class A (a)	4,393	62,161
Universal Electronics, Inc. (a)	60,014	2,241,523
WCI Communities, Inc. (a)	34,661	664,451
Whirlpool Corporation	1,653	253,537
ZAGG, Inc. (a)	48,988	213,098
		14,401,904
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.COM, Inc. - Class A (a)	247,549	1,349,142
Amazon.com, Inc. (a)	185	56,264
Blue Nile, Inc. (a) (b)	58,025	2,015,208
Groupon, Inc. (a)	9,830	68,712
Liberty Ventures - Series A (a)	2,008	116,544
MakeMyTrip Ltd. (a)	14,178	300,432
Overstock.com, Inc. (a)	37,666	603,409
RetailMeNot, Inc. (a)	6,748	201,158
Shutterfly, Inc. (a) (b)	39,834	1,630,406
ValueVision Media, Inc. - Class A (a)	125,011	585,052
Vitacost.com, Inc. (a)	9,678	64,552
		6,990,879
Leisure Products - 0.1%
Arctic Cat, Inc.	6,624	270,855
Escalade, Inc.	5,562	81,873
LeapFrog Enterprises, Inc. (a)	29,069	199,123
Malibu Boats, Inc. - Class A (a)	5,814	129,420
Nautilus, Inc. (a)	88,019	733,198
		1,414,469
Media - 1.7%
A.H. Belo Corporation - Class A	103,076	1,186,405
Carmike Cinemas, Inc. (a)	69,880	2,072,641
Clear Channel Outdoor Holdings, Inc. - Class A	43,290	347,186
CTC Media, Inc.	126,310	1,095,108
DIRECTV (a)	3,686	286,033
DISH Network Corporation - Class A (a)	8,002	454,994
E.W. Scripps Company (The) - Class A (a)	22,861	391,609
Emmis Communications Corporation - Class A (a)	86,714	280,086
Entravision Communications Corporation - Class A	241,977	1,284,898
Eros International plc (a)	14,253	228,048

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Consumer Discretionary - 14.1%(Continued)
Media - 1.7% (Continued)
Global Sources Ltd. (a)	40,703	$361,850
Harte-Hanks, Inc.	22,366	179,822
Insignia Systems, Inc. (a)	189	554
Interpublic Group of Companies, Inc.	16,622	289,555
John Wiley & Sons, Inc. - Class A	5,437	312,410
Journal Communications, Inc. - Class A (a)	304,734	2,443,967
Lee Enterprises, Inc. (a) (b)	21,941	88,203
Liberty Global plc - Series C (a)	3,356	128,971
LIN Media, LLC - Class A (a)	28,380	664,943
Lions Gate Entertainment Corporation	6,390	169,527
Loral Space & Communications, Inc. (a)	9,421	678,218
Martha Stewart Living Omnimedia, Inc. - Class A (a)	145,970	570,743
Morningstar, Inc.	1,150	84,329
National CineMedia, Inc.	21,223	322,377
New York Times Company (The) - Class A (b)	126,511	2,034,297
Omnicom Group, Inc.	2,422	163,921
Rentrak Corporation (a)	7,242	412,721
Saga Communications, Inc. - Class A	9,964	441,405
Salem Communications Corporation - Class A	12,432	109,526
Sirius XM Holdings, Inc. (a)	20,997	66,980
Starz - Series A (a)	8,595	277,361
Time Warner Cable, Inc.	256	36,214
		17,464,902
Multiline Retail - 0.2%
Big Lots, Inc. (a)	31,822	1,256,969
Bon-Ton Stores, Inc. (The)	14,663	161,293
Dollar Tree, Inc. (a)	9,378	488,312
Fred's, Inc. - Class A	5,639	102,743
Gordmans Stores, Inc. (b)	6,060	27,209
Macy's, Inc.	3,737	214,616
		2,251,142
Specialty Retail - 2.6%
Aaron's, Inc. (b)	65,603	1,933,320
Abercrombie & Fitch Company - Class A	33,260	1,222,638
ANN, INC. (a)	6,873	269,353
Asbury Automotive Group, Inc. (a)	9,527	588,197
Barnes & Noble, Inc. (a) (b)	104,328	1,710,979
bebe stores, Inc.	27,613	139,446
Bed Bath & Beyond, Inc. (a)	1,809	112,393
Best Buy Company, Inc.	13,861	359,416
Big 5 Sporting Goods Corporation	25,235	308,119
Body Central Corporation (a)	30,406	31,622
Brown Shoe Company, Inc.	15,736	371,212
Build-A-Bear Workshop, Inc. (a)	71,262	799,560
Cato Corporation (The) - Class A	2,543	72,450
Chico's FAS, Inc.	32,291	512,781
Christopher & Banks Corporation (a) (b)	83,803	522,931
Citi Trends, Inc. (a)	8,504	144,483
Destination Maternity Corporation (b)	15,748	388,346
Destination XL Group, Inc. (a)	2,644	14,278

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Consumer Discretionary - 14.1%(Continued)
Specialty Retail - 2.6% (Continued)
Dick's Sporting Goods, Inc.	1,931	$101,686
Express, Inc. (a)	59,979	873,894
Finish Line, Inc. (The) - Class A	32,555	896,239
Gap, Inc. (The)	1,685	66,220
Genesco, Inc. (a)	1,004	76,675
Haverty Furniture Companies, Inc.	32,842	838,785
Kirkland's, Inc. (a)	43,922	751,505
MarineMax, Inc. (a)	35,779	574,611
Mattress Firm Holding Corporation (a)	2,493	112,659
Murphy USA, Inc. (a) (b)	18,810	799,425
New York & Company, Inc. (a)	79,199	331,844
Pacific Sunwear of California, Inc. (a)	247,735	713,477
Pep Boys - Manny, Moe & Jack (The) (a)	16,165	165,206
Perfumania Holdings, Inc. (a)	1,221	8,095
Pier 1 Imports, Inc.	6,275	114,582
Ross Stores, Inc.	499	33,972
Sears Hometown and Outlet Stores, Inc. (a)	10,065	237,635
Shoe Carnival, Inc. (b)	17,682	403,857
Signet Jewelers Ltd.	1,074	108,818
Sonic Automotive, Inc. - Class A	26,664	649,002
Stage Stores, Inc. (b)	81,216	1,557,723
Stein Mart, Inc. (b)	19,375	242,187
Systemax, Inc. (a)	3,624	62,659
Tilly's, Inc. - Class A (a)	14,163	160,042
TravelCenters of America, LLC (a) (b)	84,572	640,210
Vitamin Shoppe, Inc. (a) (b)	41,498	1,986,924
West Marine, Inc. (a)	2,873	30,741
Wet Seal, Inc. (The) - Class A (a)	190,521	215,289
Winmark Corporation	12,078	916,237
Zale Corporation (a) (b)	124,567	2,664,488
		25,836,211
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Company (b)	21,432	1,842,723
Deckers Outdoor Corporation (a) (b)	28,379	2,240,522
G-III Apparel Group Ltd. (a) (b)	32,273	2,316,233
Iconix Brand Group, Inc. (a) (b)	35,687	1,516,697
Joe's Jeans, Inc. (a)	95,578	100,357
Kate Spade & Company (a)	2,754	95,757
Movado Group, Inc.	37,013	1,453,871
Oxford Industries, Inc.	2,426	160,140
R.G. Barry Corporation	842	15,392
Ralpha Lauren Corporation	242	36,632
Skechers U.S.A., Inc. - Class A (a)	22,476	921,291
Unifi, Inc. (a)	26,572	588,304
Vince Holding Corporation (a)	7,510	206,600
		11,494,519
Consumer Staples - 2.9%
Beverages - 0.3%
Beam, Inc.	3,328	277,788
Castle Brands, Inc. (a)	5,045	4,616

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Consumer Staples - 2.9%(Continued)
Beverages - 0.3% (Continued)
Coca-Cola Bottling Company Consolidated (b)	24,506	$2,015,129
Coca-Cola Enterprises, Inc.	757	34,398
Cott Corporation (b)	73,341	595,529
		2,927,460
Food & Staples Retailing - 0.3%
Andersons, Inc. (The)	5,735	357,233
Costco Wholesale Corporation	664	76,812
Ingles Markets, Inc. - Class A (b)	45,105	1,036,964
Pantry, Inc. (The) (a)	42,870	644,765
Safeway, Inc.	7,260	247,276
Spartan Stores, Inc.	35,334	761,094
		3,124,144
Food Products - 1.3%
Adecoagro, S.A. (a) (b)	58,551	522,275
Bunge Ltd.	4,623	368,222
Cal-Maine Foods, Inc. (b)	44,285	2,640,715
Chiquita Brands International, Inc. (a)	10,200	117,096
Farmer Brothers Company (a)	39,316	774,918
Hillshire Brands Company (The)	6,986	249,051
Inventure Foods, Inc. (a)	25,397	305,272
J & J Snack Foods Corporation (b)	20,649	1,932,746
John B. Sanfilippo & Son, Inc.	3,283	75,673
Mondelēz International, Inc. - Class A	8,987	320,387
Omega Protein Corporation (a) (b)	58,849	668,525
Origin Agritech Ltd. (a) (b)	143,506	292,752
Sanderson Farms, Inc.	3,079	253,309
Seneca Foods Corporation - Class A (a)	26,238	745,159
Snyder's-Lance, Inc. (b)	56,131	1,490,839
SunOpta, Inc. (a) (b)	6,591	76,917
TreeHouse Foods, Inc. (a) (b)	23,158	1,733,145
Tyson Foods, Inc. - Class A	1,996	83,772
		12,650,773
Household Products - 0.2%
Central Garden & Pet Company - Class A (a)	152,373	1,260,125
Kimberly-Clark Corporation	3,593	403,314
Orchids Paper Products Company	21,417	575,475
WD-40 Company	3,265	237,822
		2,476,736
Personal Products - 0.7%
Avon Products, Inc.	7,795	119,108
Elizabeth Arden, Inc. (a) (b)	56,287	2,067,984
IGI Laboratories, Inc. (a)	138,341	695,855
Inter Parfums, Inc. (b)	25,088	917,970
LifeVantage Corporation (a)	27,841	38,421
Medifast, Inc. (a)	12,041	381,098
Nu Skin Enterprises, Inc. - Class A	437	38,019
Nutraceutical International Corporation (a)	5,483	136,636
Revlon, Inc. - Class A (a) (b)	86,256	2,599,756
		6,994,847

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Consumer Staples - 2.9%(Continued)
Tobacco - 0.1%
Alliance One International, Inc. (a)	127,337	$327,256
Reynolds American, Inc.	6,421	362,337
Vector Group Ltd.	16,614	353,878
		1,043,471
Energy - 7.7%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	1,375	96,112
Basic Energy Services, Inc. (a)	18,892	499,127
Bolt Technology Corporation	7,278	122,853
CHC Group Ltd. (a)	8,355	56,396
Compressco Partners, L.P.	319	8,616
Era Group, Inc. (a)	23,021	657,250
Forum Energy Technologies, Inc. (a)	3,354	100,150
Geospace Technologies Corporation (a) (b)	16,871	980,711
Gulf Island Fabrication, Inc.	16,566	332,314
Gulfmark Offshore, Inc. - Class A (b)	36,241	1,631,207
Halliburton Company	3,539	223,205
Helix Energy Solutions Group, Inc. (a)	21,419	514,913
Hercules Offshore, Inc. (a)	28,971	129,500
ION Geophysical Corporation (a) (b)	226,474	996,486
Key Energy Services, Inc. (a)	180,738	1,814,610
Matrix Service Company (a)	123,641	3,829,162
Mitcham Industries, Inc. (a)	3,853	53,171
Nabors Industries Ltd.	13,120	334,822
Natural Gas Services Group, Inc. (a)	43,896	1,347,168
North American Energy Partners, Inc.	7,873	61,961
North Atlantic Drilling Ltd.	64	549
Parker Drilling Company (a)	146,758	973,006
PHI, Inc. (a)	10,339	463,187
Pioneer Energy Services Corporation (a) (b)	316,433	4,737,002
RigNet, Inc. (a)	13,532	632,756
Rowan Companies plc - Class A (a)	576	17,810
RPC, Inc.	857	19,051
Superior Energy Services, Inc.	475	15,637
Tesco Corporation (a)	43,172	863,440
TETRA Technologies, Inc. (a)	14,979	187,238
Unit Corporation (a)	2,802	184,792
USA Compression Partners, L.P.	7,086	195,786
Willbros Group, Inc. (a) (b)	205,746	2,285,838
		24,365,826
Oil, Gas & Consumable Fuels - 5.3%
Abraxas Petroleum Corporation (a) (b)	268,891	1,468,145
Adams Resources & Energy, Inc.	17,032	1,227,326
Advantage Oil & Gas Ltd. (a) (b)	59,004	373,495
Alon USA Energy, Inc.	15,617	254,401
American Eagle Energy Corporation (a)	18,191	125,518
American Midstream Partners, L.P.	18	487
Ardmore Shipping Corporation	46,698	608,942
Bellatrix Exploration Ltd. (a)	42,215	410,330
Bonanza Creek Energy, Inc. (a) (b)	42,338	2,058,474

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Energy - 7.7%(Continued)
Oil, Gas & Consumable Fuels - 5.3% (Continued)
Callon Petroleum Company (a) (b)	182,382	$1,674,267
Cameco Corporation	3,819	81,307
Capital Product Partners, L.P.	21,873	240,603
Comstock Resources, Inc.	28,980	805,644
Delek US Holdings, Inc.	13,624	435,832
Denison Mines Corporation (a)	87,726	120,185
DHT Holdings, Inc.	119,520	933,451
Dorchester Minerals, L.P. (b)	15,196	416,067
Dynagas LNG Partners, L.P.	564	12,301
Eagle Rock Energy Partners, L.P. (b)	62,848	271,503
ECA Marcellus Trust I	448	3,889
Enduro Royalty Trust	8,183	100,815
Energen Corporation	3,833	298,629
EOG Resources, Inc.	1,858	182,084
EPL Oil & Gas, Inc. (a)	28,871	1,130,011
Equal Energy Ltd.	86,104	390,051
EXCO Resources, Inc.	96,465	612,553
FX Energy, Inc. (a)	1,387	7,837
GasLog Ltd. (b)	68,796	1,842,357
Gastar Exploration, Inc. (a)	21,688	143,791
Global Partners, L.P.	90	3,654
Golar LNG Ltd.	13,982	618,004
Golar LNG Partners, L.P.	6,339	196,192
Gran Tierra Energy, Inc. (a)	21,203	151,601
Hugoton Royalty Trust	28,436	291,469
Jones Energy, Inc. - Class A (a)	4,235	65,516
Knightsbridge Tankers Ltd.	51,421	614,481
Kodiak Oil & Gas Corporation (a) (b)	149,318	1,897,832
Legacy Reserves, L.P.	8,626	213,580
Lehigh Gas Partners, L.P.	5,160	138,752
LRR Energy, L.P.	733	12,710
Magellan Petroleum Corporation (a)	5,982	13,220
Magnum Hunter Resources Corporation (a)	77	655
Marathon Petroleum Corporation	643	59,767
Marlin Midstream Partners, L.P.	8,932	159,347
Martin Midstream Partners, L.P.	45	1,907
Memorial Production Partners, L.P.	11,550	270,732
Mid-Con Energy Partners, L.P.	14,292	330,288
Midstates Petroleum Company, Inc. (a)	5,261	31,040
MV Oil Trust	2,771	70,522
Navigator Holdings Ltd. (a)	21,290	568,443
Navios Maritime Acquisition Corporation	175	621
New Source Energy Partners, L.P.	849	19,442
NuStar GP Holdings, LLC	5,766	204,116
Pacific Coast Oil Trust	15,805	208,784
Pacific Ethanol, Inc. (a)	46,688	728,333
Panhandle Oil & Gas, Inc. - Class A	18,446	808,857
PBF Energy, Inc. - Class A (b)	106,648	3,282,625
Peabody Energy Corporation	4,995	94,955
Permian Basin Royalty Trust	19,377	259,846

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Energy - 7.7%(Continued)
Oil, Gas & Consumable Fuels - 5.3% (Continued)
PetroQuest Energy, Inc. (a)	350,410	$2,109,468
Phillips 66	4,340	361,175
PostRock Energy Corporation (a)	9,291	12,729
QEP Midstream Partners, L.P.	8,534	203,109
QR Energy, L.P.	8,968	165,549
Renewable Energy Group, Inc. (a)	3,395	39,959
REX American Resources Corporation (a)	44,421	2,903,357
Rice Energy, Inc. (a)	554	16,454
Ring Energy, Inc. (a)	9,891	181,994
Rose Rock Midstream, L.P.	3,186	132,856
Sabine Royalty Trust	5,322	275,147
Sanchez Energy Corporation (a)	34,053	963,019
SandRidge Energy, Inc. (a)	117,783	807,991
SandRidge Mississippian Trust II	30,335	254,511
SandRidge Permian Trust (b)	21,563	269,106
Scorpio Bulkers, Inc. (a)	5,602	50,138
SemGroup Corporation - Class A	1,344	85,855
SM Energy Company	626	46,405
Southcross Energy Partners, L.P.	11,937	205,316
Sprague Resources, L.P.	7,111	154,451
StealthGas, Inc. (a)	38,974	422,478
Stone Energy Corporation (a) (b)	54,950	2,695,298
Summit Midstream Partners, L.P.	145	6,554
Swift Energy Company (a)	14,858	183,199
Synergy Resources Corporation (a)	17,402	202,559
Talisman Energy, Inc.	8,095	83,621
Tallgrass Energy Partners, L.P.	5,145	190,056
Targa Resources Partners, L.P.	11	651
Teekay Corporation	5,285	296,541
Tengasco, Inc. (a)	590	277
TransGlobe Energy Corporation (a) (b)	42,272	329,722
TransMontaigne Partners, L.P. (b)	5,496	251,167
Triangle Petroleum Corporation (a)	182,965	1,760,123
Tsakos Energy Navigation Ltd. (b)	75,186	536,076
VAALCO Energy, Inc. (a)	205,639	1,895,992
Valero Energy Corporation	7,020	401,333
Valero Energy Partners, L.P.	4,048	166,818
Vertex Energy, Inc. (a)	125,438	1,019,811
VOC Energy Trust	5,384	78,122
W&T Offshore, Inc.	18,476	354,739
Warren Resources, Inc. (a) (b)	660,240	3,347,417
Western Refining Logistics, L.P.	1,427	46,891
Westmoreland Coal Company (a)	58,872	1,743,200
Whiting USA Trust II	18,476	252,567
World Point Terminals, L.P.	12,416	274,021
WPX Energy, Inc. (a)	40	851
		53,326,259
Financials - 13.5%
Banks - 2.0%
1st Source Corporation	4,810	141,847

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Financials - 13.5%(Continued)
Banks - 2.0% (Continued)
Ameris Bancorp (a)	9,644	$205,128
BancFirst Corporation	1,489	86,675
Banco Latinoamericano de Comercio Exterior, S.A. - Class E	4,767	122,607
Bank of Kentucky Financial Corporation	329	11,354
Bank of Marin Bancorp	1,127	51,177
BB&T Corporation	10,590	395,325
BBCN Bancorp, Inc.	40,230	619,944
Bridge Bancorp, Inc.	628	15,273
Bridge Capital Holdings (a)	2,207	49,437
Bryn Mawr Bank Corporation	3,668	100,063
Camden National Corporation	3,706	141,458
Capital Bank Financial Corporation - Class A (a)	42,834	1,021,591
CenterState Banks, Inc.	781	8,568
Central Pacific Financial Corporation	34,006	638,293
Chemical Financial Corporation	12,190	342,173
Comerica, Inc.	4,544	219,203
Community Trust Bancorp, Inc.	824	30,381
ConnectOne Bancorp, Inc. (a)	1,149	55,152
Customers Bancorp, Inc. (a)	62,570	1,378,417
Eagle Bancorp, Inc. (a) (b)	7,167	239,306
Enterprise Financial Services Corporation	26,900	480,703
F.N.B. Corporation	8,506	105,815
Fidelity Southern Corporation	10,095	133,355
Financial Institutions, Inc.	26,869	622,017
First Bancorp (North Carolina)	12,745	219,341
First Busey Corporation	101,963	560,796
First Business Financial Services, Inc.	10,392	469,822
First Community Bancshares, Inc.	682	10,100
First Financial Corporation	5,295	169,493
First Horizon National Corporation (b)	166,677	1,915,119
First Interstate BancSystem, Inc.	20,330	506,014
First Merchants Corporation	43,248	917,723
First Midwest Bancorp, Inc.	18,262	298,949
First NBC Bank Holding Company (a)	9,360	291,096
First Republic Bank	5,404	274,307
Fulton Financial Corporation	49,488	603,259
German American Bancorp, Inc.	1,236	32,185
Great Southern Bancorp, Inc.	6,010	172,307
HomeTrust Bancshares, Inc. (a)	4,565	69,708
IBERIABANK Corporation	687	43,212
Independent Bank Corporation (Michigan)	79,574	1,036,053
Independent Bank Group, Inc.	3,332	163,968
International Bancshares Corporation	6,117	140,446
Investors Bancorp, Inc.	4,481	119,777
MainSource Financial Group, Inc.	2,460	40,664
Metro Bancorp, Inc. (a)	1,504	30,712
National Bank Holdings Corporation - Class A	595	11,400
Old Line Bancshares, Inc.	5,590	94,862
Old National Bancorp	860	12,143

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Financials - 13.5%(Continued)
Banks - 2.0% (Continued)
OmniAmerican Bancorp, Inc.	1,623	$40,348
Pacific Continental Corporation	10,777	142,041
Pacific Premier Bancorp, Inc. (a)	351	4,791
PacWest Bancorp	7,879	310,196
Park Sterling Corporation	5,919	38,651
Penns Woods Bancorp, Inc.	639	28,116
Preferred Bank (a)	15,762	338,095
Regions Financial Corporation	8,061	81,739
Sandy Spring Bancorp, Inc.	5,352	128,716
Seacoast Banking Corporation of Florida (a)	71,875	761,875
Sierra Bancorp	500	7,805
Southwest Bancorp, Inc.	7,458	124,549
State Bank Financial Corporation	1,749	28,998
Stock Yards Bancorp, Inc.	9,077	267,590
Susquehanna Bancshares, Inc.	20,046	207,677
Synovus Financial Corporation (b)	99,701	320,040
Talmer Bancorp, Inc. - Class A (a)	3,199	42,899
Taylor Capital Group, Inc. (a)	11,687	248,816
Tristate Capital Holdings, Inc. (a)	1,794	23,465
UMB Financial Corporation	1,579	92,703
Union Bankshares Corporation	8,280	211,885
Univest Corporation of Pennsylvania	837	16,497
Washington Banking Company	10,206	175,543
WesBanco, Inc.	12,549	379,482
Western Alliance Bancorp (a)	6,886	158,860
Wilshire Bancorp, Inc.	27,844	278,440
Yadkin Financial Corporation (a)	12,601	241,309
		20,119,844
Capital Markets - 2.2%
AllianceBernstein Holding, L.P.	2,057	52,309
Apollo Global Management, LLC - Class A (b)	32,010	868,431
Arlington Asset Investment Corporation - Class A	1,322	34,967
BGC Partners, Inc. - Class A	50,848	364,580
BlackRock Kelso Capital Corporation	12,270	111,412
Blackstone Group, L.P. (The)	8,677	256,232
Calamos Asset Management, Inc. - Class A	7,425	90,436
Capital Southwest Corporation	2,805	98,455
Carlyle Group, L.P. (The)	36,809	1,180,833
CorEnergy Infrastructure Trust, Inc.	4,810	33,574
Diamond Hill Investment Group, Inc.	886	105,186
E*TRADE Financial Corporation (a)	1,973	44,294
Ellington Financial, LLC	18,572	439,599
Evercore Partners, Inc. - Class A	9,783	522,706
FBR & Company (a)	45,512	1,174,210
Fortress Investment Group, LLC - Class A	70,955	507,328
GAMCO Investors, Inc. - Class A	7,120	540,622
Gladstone Investment Corporation	38,565	303,121
Harris & Harris Group, Inc. (a)	203	729
HFF, Inc. - Class A	28,854	981,036
Investment Technology Group, Inc. (a)	12,183	251,457

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Financials - 13.5%(Continued)
Capital Markets - 2.2% (Continued)
KCG Holdings, Inc. - Class A (a)	5,386	$53,591
KKR & Company, L.P.	9,127	207,274
Ladenburg Thalmann Financial Services, Inc. (a)	110,416	301,436
Lazard Ltd. - Class A	7,952	374,142
LPL Financial Holdings, Inc.	10,407	492,771
Manning & Napier, Inc.	43,126	716,754
Marcus & Millichap, Inc. (a)	5,762	95,246
MCG Capital Corporation	199,242	669,453
Medallion Financial Corporation	5,869	79,818
Medley Capital Corporation	7,426	96,835
Morgan Stanley	8,170	252,698
Och-Ziff Capital Management Group, LLC - Class A (b)	108,766	1,304,104
Oppenheimer Holdings, Inc. - Class A	12,600	320,796
PennantPark Investment Corporation (b)	95,046	1,016,992
Piper Jaffray Companies, Inc. (a) (b)	34,121	1,496,547
Prospect Capital Corporation	99,789	1,078,719
Pzena Investment Management, Inc. - Class A	83,298	905,449
SEI Investments Company	1,911	61,878
Silvercrest Asset Management Group, Inc. - Class A	5	87
Solar Capital Ltd.	20,502	448,994
Stifel Financial Corporation (a) (b)	43,771	2,047,170
SWS Group, Inc. (a)	189,980	1,407,752
Waddell & Reed Financial, Inc. - Class A	3,225	217,526
Walter Investment Management Corporation (a)	18,832	500,555
Westwood Holdings Group, Inc.	3,023	175,848
WhiteHorse Finance, Inc.	27,621	376,750
		22,660,702
Consumer Finance - 0.4%
Cash America International, Inc.	3,205	139,578
First Cash Financial Services, Inc. (a)	2,760	134,605
Green Dot Corporation - Class A (a)	13,545	235,276
Nelnet, Inc. - Class A (b)	59,804	2,527,317
Nicholas Financial, Inc.	16,249	255,434
Regional Management Corporation (a)	15,806	242,464
Santander Consumer USA Holdings, Inc.	4,651	105,764
Springleaf Holdings, Inc. (a)	858	19,717
		3,660,155
Diversified Financial Services - 0.3%
CBOE Holdings, Inc.	596	31,802
China Commercial Credit, Inc. (a)	46	249
Compass Diversified Holdings, Inc.	20,614	381,153
Consumer Portfolio Services, Inc. (a)	33,170	231,527
MarketAxess Holdings, Inc.	19,452	1,048,074
Marlin Business Services Corporation	27,061	464,637
NewStar Financial, Inc. (a)	16,511	188,556
PHH Corporation (a)	6,053	143,880
PICO Holdings, Inc. (a)	2,542	59,101
Texas Pacific Land Trust	2,750	361,955
Tiptree Financial, Inc. - Class A	10,184	96,239

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Financials - 13.5%(Continued)
Diversified Financial Services - 0.3% (Continued)
Voya Financial, Inc.	1,721	$60,906
		3,068,079
Insurance - 2.6%
Aflac, Inc.	500	31,360
American Equity Investment Life Holding Company	10,756	250,830
American Financial Group, Inc.	1,323	77,303
AMERISAFE, Inc. (b)	4,129	176,102
Argo Group International Holdings Ltd.	8,939	397,070
Aspen Insurance Holdings Ltd.	53,711	2,458,890
Assurant, Inc.	633	42,671
Assured Guaranty Ltd.	2,939	70,272
Baldwin & Lyons, Inc. - Class B	2,370	61,644
Blue Capital Holdings Ltd.	2,303	42,744
Crawford & Company - Class B	15,373	175,560
EMC Insurance Group, Inc.	35,173	1,160,357
Employers Holdings, Inc.	14,548	296,052
Endurance Specialty Holdings Ltd.	2,077	105,553
Erie Indemnity Company - Class A	822	58,896
FBL Financial Group, Inc. - Class A	2,623	117,274
Federated National Holding Company	44,560	865,801
Fidelity & Guaranty Life	11,209	240,321
Hanover Insurance Group, Inc. (The) (b)	17,442	1,019,485
Horace Mann Educators Corporation (b)	26,503	796,945
Investors Title Company	877	62,057
Kansas City Life Insurance Company (b)	19,150	796,257
Kemper Corporation	72,484	2,856,594
Marsh & McLennan Companies, Inc.	1,508	74,359
MBIA, Inc. (a) (b)	191,127	2,316,459
Mercury General Corporation	11,467	548,811
National Interstate Corporation	29,448	825,133
National Western Life Insurance Company - Class A	721	168,173
Navigators Group, Inc. (The) (a)	31,441	1,791,194
OneBeacon Insurance Group Ltd. - Class A	52,619	812,437
Platinum Underwriters Holdings Ltd.	871	54,620
ProAssurance Corporation	3,271	148,569
Progressive Corporation (The)	865	20,976
Reinsurance Group of America, Inc.	5,824	446,759
Safety Insurance Group, Inc. (b)	30,289	1,626,822
Selective Insurance Group, Inc. (b)	53,209	1,220,614
State Auto Financial Corporation	2,548	52,132
Symetra Financial Corporation (b)	105,184	2,173,101
Third Point Reinsurance Ltd. (a)	7,813	122,195
United Fire Group, Inc. (b)	4,919	136,847
United Insurance Holdings Corporation	117,654	1,794,224
		26,493,463
Real Estate Investment Trusts (REIT) - 4.1%
Acadia Realty Trust	21,935	595,097
AG Mortgage Investment Trust, Inc.	9,753	172,531
Agree Realty Corporation	12,825	383,083
American Assets Trust, Inc. (b)	7,837	266,066

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Financials - 13.5%(Continued)
Real Estate Investment Trusts (REIT) - 4.1% (Continued)
American Capital Mortgage Investment Corporation	11,080	$219,384
American Homes 4 Rent - Class A	7,157	114,870
AmREIT, Inc.	9,367	156,054
Anworth Mortgage Asset Corporation	20,458	110,473
Armada Hoffler Properties, Inc.	11,688	113,140
ARMOUR Residential REIT, Inc.	108,722	460,981
Ashford Hospitality Prime, Inc.	32,479	498,228
Ashford Hospitality Trust, Inc. (b)	76,539	785,290
Aviv REIT, Inc.	24,288	640,960
Blackstone Mortgage Trust, Inc. - Class A	2,640	75,055
Capstead Mortgage Corporation	31	396
CatchMark Timber Trust, Inc. - Class A	1,849	24,925
Cedar Realty Trust, Inc. (b)	315,948	1,955,718
Chatham Lodging Trust	12,835	260,936
Cherry Hill Mortage Investment Corporation	11,266	213,829
Chesapeake Lodging Trust	46,828	1,263,888
Chimera Investment Corporation	33,965	104,952
CoreSite Realty Corporation	4,431	134,791
Corporate Office Properties Trust	3,390	90,683
Corrections Corporation of America	8,313	272,666
CubeSmart	6,577	122,332
DCT Industrial Trust, Inc.	124,842	976,264
DiamondRock Hospitality Company	18,920	232,148
Dynex Capital, Inc. (b)	187,022	1,604,649
EastGroup Properties, Inc.	382	24,162
Education Realty Trust, Inc.	55,262	563,672
Ellington Residential Mortgage REIT	6,098	99,641
Equity Lifestyle Properties, Inc.	1,246	52,170
Excel Trust, Inc.	63,538	801,850
Extra Space Storage, Inc.	1,775	92,886
FelCor Lodging Trust, Inc.	71,314	658,228
Franklin Street Properties Corporation	53,113	646,916
Geo Group, Inc. (The)	32,929	1,104,109
Gramercy Property Trust, Inc. (b)	108,011	563,817
Granite Real Estate Investment Trust (b)	1,946	74,785
Gyrodyne Special Distribution, LLC (a) (c)	1,499	–
Healthcare Trust of America, Inc. - Class A	110,602	1,292,937
Hersha Hospitality Trust (b)	179,137	1,040,786
Hudson Pacific Properties, Inc.	2,134	50,256
Independence Realty Trust, Inc.	1,364	12,208
Inland Real Estate Corporation	4,440	46,398
Invesco Mortgage Capital, Inc.	25,520	425,418
Investors Real Estate Trust	21,225	185,082
Kite Realty Group Trust	252,148	1,563,318
Lexington Realty Trust (b)	82,616	888,948
LTC Properties, Inc.	22,356	863,612
MFA Financial, Inc.	2,660	21,094
New Residential Investment Corporation	220,318	1,343,940
New York Mortgage Trust, Inc.	3,142	23,157
One Liberty Properties, Inc.	15,506	343,148

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Financials - 13.5%(Continued)
Real Estate Investment Trusts (REIT) - 4.1% (Continued)
Orchid Island Capital, Inc.	9,017	$110,819
Pennsylvania Real Estate Investment Trust	3,322	54,979
Physicians Realty Trust	11,624	159,481
Post Properties, Inc.	7,986	400,977
Potlatch Corporation	6,768	258,741
PS Business Parks, Inc.	9,298	797,489
QTS Realty Trust, Inc. - Class A	7,611	207,400
Rayonier, Inc.	8,222	370,812
Resource Capital Corporation (b)	246,641	1,356,526
Retail Opportunity Investments Corporation	56,339	881,142
Rexford Industrial Realty, Inc.	12,745	181,234
Sabra Health Care REIT, Inc.	11,167	334,675
Saul Centers, Inc. (b)	19,654	901,922
Select Income REIT	22,930	705,785
Senior Housing Properties Trust	18,101	424,830
Sovran Self Storage, Inc.	8,097	614,562
Spirit Realty Capital, Inc.	8,994	96,865
STAG Industrial, Inc.	9,715	228,594
Starwood Property Trust, Inc. (b)	30,882	742,712
Starwood Waypoint Residential Trust (a)	43,369	1,178,336
Strategic Hotels & Resorts, Inc. (a)	76,413	824,496
Summit Hotel Properties, Inc. (b)	55,293	500,955
Sun Communities, Inc.	7,125	324,686
Sunstone Hotel Investors, Inc.	112,877	1,615,270
Terreno Realty Corporation	7,554	138,012
Two Harbors Investment Corporation	12,400	128,712
Universal Health Realty Income Trust	15,854	672,685
Urstadt Biddle Properties, Inc. - Class A	14,817	302,415
Weyerhaeuser Company	14,373	429,034
Whitestone REIT	17,177	240,993
Winthrop Realty Trust	108,414	1,506,955
		41,324,021
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	771	28,766
FirstService Corporation	4,358	216,288
Forestar Group, Inc. (a)	16,718	285,042
Jones Lang LaSalle, Inc.	1,682	194,927
Kennedy-Wilson Holdings, Inc. (b)	106,228	2,320,020
Tejon Ranch Company (a)	8,121	251,832
Zillow, Inc. - Class A (a) (b)	23,700	2,576,190
ZipRealty, Inc. (a)	10,470	34,760
		5,907,825
Thrifts & Mortgage Finance - 1.3%
America First Multifamily Investors, L.P.	93,165	559,922
Apollo Residential Mortgage, Inc.	84,716	1,368,163
BBX Capital Corporation - Class A (a)	52,963	991,997
Beneficial Mutual Bancorp, Inc. (a)	6,975	90,954
Berkshire Hills Bancorp, Inc.	2,383	55,834
Brookline Bancorp, Inc.	8,167	74,156
Charter Financial Corporation	21,159	232,749

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Financials - 13.5%(Continued)
Thrifts & Mortgage Finance - 1.3% (Continued)
Clifton Bancorp, Inc.	51,777	$600,095
Dime Community Bancshares, Inc.	56,763	925,237
Doral Financial Corporation (a)	2,630	25,143
EverBank Financial Corp	52,352	980,029
Federal Agricultural Mortgage Corporation - Class C	16,011	569,671
Flagstar Bancorp, Inc. (a)	21,527	378,875
Home Federal Bancorp, Inc.	2,236	33,652
HomeStreet, Inc.	18,926	343,696
Ladder Capital Corporation - Class A (a)	5,007	89,575
Meridian Interstate Bancorp, Inc. (a)	7,425	187,630
Meta Financial Group, Inc.	2,519	105,571
Nationstar Mortgage Holdings, Inc. (a)	5,000	163,650
NMI Holdings, Inc. - Class A (a)	2,188	24,834
Northwest Bancshares, Inc.	9,974	132,555
Oritani Financial Corporation (b)	150,735	2,235,400
PennyMac Financial Services, Inc. - Class A (a)	8,311	131,896
Provident Financial Services, Inc.	2,223	38,636
TFS Financial Corporation (a)	1,226	16,416
Tree.com, Inc. (a)	13,294	386,590
Walker & Dunlop, Inc. (a)	28,621	448,777
Washington Federal, Inc.	30,387	655,752
Waterstone Financial, Inc.	98,786	1,028,362
WSFS Financial Corporation	7,413	501,267
		13,377,084
Health Care - 15.1%
Biotechnology - 3.8%
Acceleron Pharma, Inc. (a)	12,779	438,959
Acorda Therapeutics, Inc. (a)	21,373	757,673
Actinium Pharmaceuticals, Inc. (a)	1,000	10,990
Aegerion Pharmaceuticals, Inc. (a) (b)	41,515	1,837,454
Agenus, Inc. (a)	112,173	317,450
Amgen, Inc.	582	65,038
Amicus Therapeutics, Inc. (a) (b)	216,055	479,642
Anacor Pharmaceuticals, Inc. (a) (b)	116,957	1,926,282
ArQule, Inc. (a) (b)	343,598	556,629
Array BioPharma, Inc. (a)	24,082	95,846
Auspex Pharmaceuticals, Inc. (a)	6,633	142,212
AVEO Pharmaceuticals, Inc. (a)	142,845	175,699
BIND Therapeutics, Inc. (a)	34,400	324,392
BioCryst Pharmaceuticals, Inc. (a)	18,534	159,207
Biogen Idec, Inc. (a)	531	152,461
BioSpecifics Technologies Corporation (a)	43,028	1,021,054
BioTime, Inc. (a)	5,571	14,429
bluebird bio, Inc. (a)	19,980	395,604
Cancer Genetics, Inc. (a)	22,162	325,781
Celgene Corporation (a)	217	31,901
Cell Therapeutics, Inc. (a) (b)	501,325	1,478,909
Celladon Corporation (a)	8,353	98,148
Cellular Dynamics International, Inc. (a)	3,766	45,004
Cel-Sci Corporation (a)	22	26

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Health Care - 15.1%(Continued)
Biotechnology - 3.8% (Continued)
Chelsea Therapeutics International Ltd. (a)	126	$615
Chimerix, Inc. (a)	14,295	276,179
China Biologic Products, Inc. (a)	2,551	93,239
Conatus Pharmaceuticals, Inc. (a)	3,356	20,639
Concert Pharmaceuticals, Inc. (a)	1,040	9,298
Coronado Biosciences, Inc. (a)	4,957	8,625
Curis, Inc. (a) (b)	489,410	1,106,067
Cytokinetics, Inc. (a)	3,291	14,974
Cytori Therapeutics, Inc. (a)	257,955	582,978
Dicerna Pharmaceuticals, Inc. (a)	830	15,579
Discovery Laboratories, Inc. (a) (b)	157,518	280,382
Dyax Corporation (a)	194,343	1,284,607
Eagle Pharmaceuticals, Inc. (a)	5,126	50,542
Eleven Biotherapeutics, Inc. (a)	4,368	58,924
Emergent BioSolutions, Inc. (a)	14,356	378,424
Enzymotec, Ltd. (a)	28,436	547,962
Epizyme, Inc. (a)	15,385	335,701
Esperion Therapeutics, Inc. (a)	3,684	50,802
Five Prime Therapeutics, Inc. (a)	39,137	546,744
Genocea Biosciences, Inc. (a)	4,233	82,120
Genomic Health, Inc. (a)	4,548	119,340
GenVec, Inc. (a)	152	377
Geron Corporation (a)	112,579	222,906
GlycoMimetics, Inc. (a)	17,406	230,978
Harvard Apparatus Regenerative Technology, Inc. (a)	28,653	247,844
Heron Therapeutics, Inc. (a)	16,809	202,548
Hyperion Therapeutics, Inc. (a)	36,600	901,824
ImmunoGen, Inc. (a)	5,849	75,686
Insmed, Inc. (a)	1,029	14,344
Insys Therapeutics, Inc. (a)	11,501	472,231
Intercept Pharmaceuticals, Inc. (a)	163	43,052
Isis Pharmaceuticals, Inc. (a)	1,116	29,697
KaloBios Pharmaceuticals, Inc. (a)	23,448	53,227
Karyopharm Therapeutics, Inc. (a)	7,850	210,616
Kindred Biosciences, Inc. (a)	17,901	284,447
Lexicon Pharmaceuticals, Inc. (a)	148,704	229,004
Ligand Pharmaceuticals, Inc. (a) (b)	28,058	1,772,424
MacroGenics, Inc. (a)	16,829	335,570
Medivation, Inc. (a)	719	43,291
MiMedx Group, Inc. (a) (b)	25,903	149,719
Mirati Therapeutics, Inc. (a)	32	603
Momenta Pharmaceuticals, Inc. (a) (b)	34,873	398,250
Myriad Genetics, Inc. (a)	7,608	321,134
Nanosphere, Inc. (a) (b)	551,131	942,434
Neurocrine Biosciences, Inc. (a)	16,229	227,531
OncoGenex Pharmaceuticals, Inc. (a) (b)	126,452	490,634
Onconova Therapeutics, Inc. (a)	81,008	452,025
Oncothyreon, Inc. (a)	329,090	941,197
Ophthotech Corporation (a)	3,074	104,485
OvaScience, Inc. (a)	11,638	94,501

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Health Care - 15.1%(Continued)
Biotechnology - 3.8% (Continued)
PDL BioPharma, Inc. (b)	156,087	$1,325,179
Pluristem Therapeutics, Inc. (a)	14,486	51,860
Portola Pharmaceuticals, Inc. (a)	26,881	630,628
Progenics Pharmaceuticals, Inc. (a)	77,493	273,550
Prosensa Holding N.V. (a)	100	699
Protalix BioTherapeutics, Inc. (a)	178	721
Prothena Corporation plc (a)	22,683	499,026
PTC Therapeutics, Inc. (a)	8,815	172,245
QLT, Inc. (a) (b)	7,722	44,710
Receptos, Inc. (a)	11,212	378,853
Regulus Therapeutics, Inc. (a)	2,271	16,192
Repligen Corporation (a)	19,393	307,379
Rigel Pharmaceuticals, Inc. (a) (b)	285,448	913,434
Sangamo Biosciences, Inc. (a)	1,597	22,102
SIGA Technologies, Inc. (a)	189	542
Sinovac Biotech Ltd. (a)	61,186	363,445
Sorrento Therapeutics, Inc. (a)	1,411	12,967
Stemline Therapeutics, Inc. (a)	17,396	266,333
Sunesis Pharmaceuticals, Inc. (a)	23,627	121,207
Synthetic Biologics, Inc. (a)	135,097	195,891
Targacept, Inc. (a) (b)	332,558	1,476,558
TESARO, Inc. (a)	18,548	462,958
TetraLogic Pharmaceuticals Corporation (a)	25,347	144,478
Tetraphase Pharmaceuticals, Inc. (a)	50,446	541,790
TG Therapeutics, Inc. (a)	166,977	889,987
Threshold Pharmaceuticals, Inc. (a)	40,853	167,497
Tonix Pharmaceuticals Holding Corporation (a)	28,596	278,239
Ultragenyx Pharmaceutical, Inc. (a)	7,145	277,083
uniQure B.V. (a)	8,207	84,286
United Therapeutics Corporation (a)	578	57,806
Verastem, Inc. (a)	21,717	181,337
Vical, Inc. (a) (b)	965,921	1,091,491
Xencor, Inc. (a)	12,697	125,700
XOMA Corporation (a)	181,141	804,266
		38,387,549
Health Care Equipment & Supplies - 4.1%
Alere, Inc. (a) (b)	68,447	2,286,130
Alphatec Holdings, Inc. (a)	130,987	176,832
Analogic Corporation	2,515	188,826
AngioDynamics, Inc. (a)	77,012	1,035,041
Anika Therapeutics, Inc. (a)	26,665	1,139,662
ArthroCare Corporation (a) (b)	47,522	2,306,243
Atrion Corporation	574	165,501
BIOLASE, Inc. (a)	313	604
C.R. Bard, Inc.	2,477	340,166
Cantel Medical Corporation (b)	22,135	733,997
Cardiovascular Systems, Inc. (a)	15,676	450,685
CareFusion Corporation (a)	1,316	51,403
CONMED Corporation	15,152	701,992
CryoLife, Inc.	77,423	703,001

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Health Care - 15.1%(Continued)
Health Care Equipment & Supplies - 4.1% (Continued)
Cutera, Inc. (a)	22,750	$234,553
Cynosure, Inc. - Class A (a) (b)	79,621	1,953,899
Derma Sciences, Inc. (a)	37,954	392,444
DexCom, Inc. (a) (b)	64,631	2,096,630
Endologix, Inc. (a)	21,926	278,022
Exactech, Inc. (a)	16,235	360,742
Fonar Corporation (a)	27,980	432,851
Globus Medical, Inc. - Class A (a)	23,351	570,231
Greatbatch, Inc. (a) (b)	67,321	3,098,786
Haemonetics Corporation (a)	64,095	1,945,924
Hill-Rom Holdings, Inc.	3,326	124,259
ICU Medical, Inc. (a)	649	36,201
IDEXX Laboratories, Inc. (a)	1,477	186,752
IMRIS, Inc. (a)	18,087	21,524
Intuitive Surgical, Inc. (a)	19	6,872
Invacare Corporation	60,051	948,806
IRIDEX Corporation (a)	7,948	66,207
LDR Holding Corporation (a)	5,065	126,220
Medical Action Industries, Inc. (a)	11,685	74,901
Merit Medical Systems, Inc. (a) (b)	71,931	925,752
Natus Medical, Inc. (a) (b)	192,868	4,788,912
Novadaq Technologies, Inc. (a)	20,932	327,586
NuVasive, Inc. (a)	21,196	714,517
NxStage Medical, Inc. (a)	24,250	277,420
OraSure Technologies, Inc. (a) (b)	509,746	3,338,836
Orthofix International N.V. (a) (b)	108,167	3,266,643
Oxford Immunotec Global plc (a)	13,078	234,096
RTI Surgical, Inc. (a)	46,406	199,546
Spectranetics Corporation (The) (a)	12,416	263,964
STAAR Surgical Company (a)	3,553	60,437
STERIS Corporation	4,255	204,453
Sunshine Heart, Inc. (a)	48,649	281,678
Symmetry Medical, Inc. (a) (b)	100,582	830,807
Syneron Medical Ltd. (a) (b)	42,111	436,691
Tandem Diabetes Care, Inc. (a)	646	11,350
Tornier N.V. (a) (b)	62,774	1,065,275
Vascular Solutions, Inc. (a)	20,324	445,299
West Pharmaceutical Services, Inc.	1,878	81,468
ZELTIQ Aesthetics, Inc. (a)	1,460	26,703
		41,017,340
Health Care Providers & Services - 3.8%
Addus HomeCare Corporation (a)	47,272	1,022,021
Alliance Healthcare Services, Inc. (a) (b)	31,022	882,886
Almost Family, Inc. (a)	33,131	711,322
AmerisourceBergen Corporation	1,105	72,024
AMN Healthcare Services, Inc. (a)	187,927	2,345,329
AmSurg Corporation (a) (b)	54,618	2,365,505
BioTelemetry, Inc. (a)	284,156	2,256,199
Capital Senior Living Corporation (a)	9,742	240,920
Cardinal Health, Inc.	2,784	193,516

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Health Care - 15.1%(Continued)
Health Care Providers & Services - 3.8% (Continued)
Chindex International, Inc. (a)	80,627	$1,921,341
Community Health Systems, Inc. (a)	1,178	44,634
Corvel Corporation (a)	46,896	2,135,644
Cross Country Healthcare, Inc. (a)	87,797	622,481
Emeritus Corporation (a)	56,106	1,673,642
Ensign Group, Inc. (The)	6,691	284,367
ExamWorks Group, Inc. (a)	791	29,109
Five Star Quality Care, Inc. (a)	329,844	1,593,146
Gentiva Health Services, Inc. (a)	98,541	742,014
Hanger, Inc. (a)	861	29,851
Health Net, Inc. (a)	29,245	1,003,981
HealthSouth Corporation (b)	55,425	1,919,922
HMS Holdings Corporation (a)	9,223	149,136
Landauer, Inc.	14,324	619,370
LCA-Vision, Inc. (a)	49,891	267,416
LifePoint Hospitals, Inc. (a) (b)	34,428	1,925,214
Magellan Health Services, Inc. (a) (b)	33,965	1,960,460
Molina Healthcare, Inc. (a) (b)	40,745	1,523,863
National Healthcare Corporation	2,469	135,128
PharMerica Corporation (a) (b)	17,753	482,704
Premier, Inc. - Class A (a)	9,041	271,230
Providence Service Corporation (The) (a)	76,832	3,120,147
RadNet, Inc. (a)	237,244	1,179,103
Select Medical Holdings Corporation (b)	88,050	1,229,178
Surgical Care Affiliates, Inc. (a)	12,478	366,604
Team Health Holdings, Inc. (a)	2,839	137,635
Triple-S Management Corporation - Class B (a) (b)	66,092	990,058
U.S. Physical Therapy, Inc. (b)	19,580	604,043
VCA Antech, Inc. (a)	19,878	608,863
Veracyte, Inc. (a)	73	935
WellCare Health Plans, Inc. (a)	11,599	782,584
		38,443,525
Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	4,012	253,278
HealthStream, Inc. (a)	29,882	676,827
iCAD, Inc. (a)	22,988	199,536
MedAssets, Inc. (a) (b)	16,464	375,873
Merge Healthcare, Inc. (a) (b)	481,852	1,098,623
Omnicell, Inc. (a) (b)	57,380	1,519,422
Quality Systems, Inc. (b)	87,174	1,287,560
Veeva Systems, Inc. - Class A (a)	1,953	37,517
		5,448,636
Life Sciences Tools & Services - 1.1%
Affymetrix, Inc. (a) (b)	222,242	1,651,258
Bruker Corporation (a)	10,314	213,087
Cambrex Corporation (a) (b)	108,194	2,216,895
Charles River Laboratories International, Inc. (a)	34,459	1,851,137
Compugen Ltd. (a)	24,197	226,726
Enzo Biochem, Inc. (a)	365,504	1,535,117
Fluidigm Corporation (a)	5,105	191,744

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Health Care - 15.1%(Continued)
Life Sciences Tools & Services - 1.1% (Continued)
NanoString Technologies, Inc. (a)	46,775	$758,691
NeoGenomics, Inc. (a)	174,092	576,245
Nordion, Inc. (a)	10,838	125,504
PAREXEL International Corporation (a) (b)	22,858	1,036,610
pSivida Corporation (a)	6,122	22,284
Quintiles Transnational Holdings, Inc. (a)	9,399	442,975
		10,848,273
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. (a)	115,194	1,246,399
Adamis Pharmaceuticals Corporation (a)	16,048	86,980
Aerie Pharmaceuticals, Inc. (a)	34,198	535,541
Akorn, Inc. (a)	17,134	432,119
Aratana Therapeutics, Inc. (a)	67,941	936,227
AVANIR Pharmaceuticals, Inc. - Class A (a)	15,035	74,874
Biodel, Inc. (a)	206,614	485,543
Biota Pharmaceuticals, Inc. (a)	250,830	925,563
Cempra, Inc. (a)	16,554	150,973
Corcept Therapeutics, Inc. (a) (b)	196,272	867,522
DURECT Corporation (a)	64,646	84,040
Evoke Pharma, Inc. (a)	4,149	35,391
Hospira, Inc. (a)	1,353	61,967
Impax Laboratories, Inc. (a)	35,724	934,183
Intra-Cellular Therapies, Inc. (a)	12,612	210,620
Lannett Company, Inc. (a)	40,053	1,383,030
Nektar Therapeutics (a) (b)	201,356	2,369,960
Pacira Pharmaceuticals, Inc. (a) (b)	23,202	1,589,105
Pain Therapeutics, Inc. (a)	277,089	1,576,636
Pernix Therapeutics Holdings, Inc. (a)	270,197	1,299,648
Pfizer, Inc.	14,861	464,852
Prestige Brands Holdings, Inc. (a)	20,950	702,244
Relypsa, Inc. (a)	12,025	268,518
Sagent Pharmaceuticals, Inc. (a)	28,104	581,472
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	144,354	997,486
Zoetis, Inc.	8,676	262,536
Zogenix, Inc. (a)	384	937
		18,564,366
Industrials - 12.6%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	19,151	646,729
Astronics Corporation (a)	17,248	985,206
Astronics Corporation - Class B (a)	628	35,733
Astrotech Corporation (a)	13,106	27,654
Cubic Corporation	3,820	181,183
Ducommun, Inc. (a)	24,164	586,460
Engility Holdings, Inc. (a) (b)	10,023	437,404
Exelis, Inc.	22,882	424,232
Huntington Ingalls Industries, Inc.	4,455	458,865
Kratos Defense & Security Solutions, Inc. (a)	16,454	118,798
L-3 Communications Holdings, Inc.	156	17,998
Lockheed Martin Corporation	337	55,315

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Industrials - 12.6%(Continued)
Aerospace & Defense - 0.9% (Continued)
Moog, Inc. - Class A (a) (b)	25,105	$1,643,122
Orbital Sciences Corporation (a)	61,046	1,794,752
Sparton Corporation (a)	33,746	916,541
Sypris Solutions, Inc.	9,334	28,282
Taser International, Inc. (a)	9,977	161,129
Textron, Inc.	2,155	88,140
		8,607,543
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	91,832	719,044
Atlas Air Worldwide Holdings, Inc. (a) (b)	21,385	748,261
Forward Air Corporation	5,633	249,148
Hub Group, Inc. - Class A (a)	12,915	576,655
Park-Ohio Holdings Corporation (a) (b)	31,928	1,864,276
		4,157,384
Airlines - 0.6%
Hawaiian Holdings, Inc. (a)	101,572	1,467,716
JetBlue Airways Corporation (a) (b)	240,328	1,899,793
Republic Airways Holdings, Inc. (a) (b)	308,246	2,561,524
SkyWest, Inc. (b)	52,627	610,473
		6,539,506
Building Products - 0.7%
AAON, Inc.	6,103	173,020
American Woodmark Corporation (a)	1,448	43,454
Apogee Enterprises, Inc.	2,592	82,348
Builders FirstSource, Inc. (a)	70,639	554,516
Continental Building Products, Inc. (a)	5,584	94,928
Insteel Industries, Inc.	41,584	855,799
Lennox International, Inc.	3,529	295,836
NCI Building Systems, Inc. (a)	1,689	26,416
Norcraft Companies, Inc. (a)	4,526	71,873
Nortek, Inc. (a)	2,974	244,344
Patrick Industries, Inc. (a)	54,307	2,176,082
PGT, Inc. (a)	137,331	1,366,443
Ply Gem Holdings, Inc. (a)	53,996	688,449
Simpson Manufacturing Company, Inc.	3,728	122,241
		6,795,749
Commercial Services & Supplies - 2.1%
ARC Document Solutions, Inc. (a)	117,480	751,872
Brink's Company (The)	2	51
Casella Waste Systems, Inc. - Class A (a)	15,724	80,192
Clean Harbors, Inc. (a)	810	48,600
Cypress Energy Partners, L.P. (a)	9,567	230,852
CyrusOne, Inc.	22,284	445,680
Deluxe Corporation	34,769	1,910,557
EnerNOC, Inc. (a) (b)	142,442	3,361,631
Fuel Tech, Inc. (a)	10,331	62,916
G&K Services, Inc. - Class A	4,687	248,130
Herman Miller, Inc.	11,125	342,984
Hudson Technologies, Inc. (a)	3,294	10,755
Interface, Inc.	19,545	351,615

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Industrials - 12.6%(Continued)
Commercial Services & Supplies - 2.1% (Continued)
Kimball International, Inc. - Class B	99,165	$1,662,005
Knoll, Inc.	39,422	717,086
McGrath RentCorp	7,749	244,713
Metalico, Inc. (a)	1,643	2,530
MSA Safety, Inc.	4,342	229,040
Multi-Color Corporation	21,100	735,335
Progressive Waste Solutions Ltd.	12,454	303,504
Quad/Graphics, Inc.	50,826	1,100,383
R.R. Donnelley & Sons Company	24,642	433,699
Schawk, Inc.	69,500	1,390,000
SP Plus Corporation (a)	13,753	335,848
Steelcase, Inc. - Class A (b)	136,715	2,253,063
Sykes Enterprises, Inc. (a) (b)	77,697	1,537,624
US Ecology, Inc.	24,763	1,105,668
Viad Corporation (b)	71,581	1,649,942
		21,546,275
Construction & Engineering - 1.5%
AECOM Technology Corporation (a)	2,686	87,080
Argan, Inc.	60,199	1,611,527
Comfort Systems USA, Inc.	31,050	465,750
Dycom Industries, Inc. (a) (b)	68,793	2,160,100
Furmanite Corporation (a)	19,513	204,496
Granite Construction, Inc.	3,223	120,476
Great Lakes Dredge & Dock Corporation (a) (b)	78,568	678,042
MasTec, Inc. (a)	3,124	123,648
MYR Group, Inc. (a) (b)	58,231	1,366,099
Orion Marine Group, Inc. (a)	73,343	860,313
Primoris Services Corporation (b)	60,772	1,700,401
Sterling Construction Company, Inc. (a)	8,670	66,586
Tutor Perini Corporation (a) (b)	110,243	3,263,193
URS Corporation (b)	44,636	2,103,248
		14,810,959
Electrical Equipment - 0.6%
American Superconductor Corporation (a)	154,380	197,606
Belden, Inc. (b)	29,443	2,173,188
Brady Corporation - Class A	15,273	393,891
Broadwind Energy, Inc. (a)	94,872	1,279,823
Encore Wire Corporation	10,508	512,055
General Cable Corporation	20,436	523,570
Orion Energy Systems, Inc. (a)	43,435	230,206
Powell Industries, Inc.	2,545	161,149
PowerSecure International, Inc. (a)	12,872	286,145
Preformed Line Products Company (b)	2,998	179,160
Regal-Beloit Corporation	1,021	76,299
Thermon Group Holdings, Inc. (a)	13,469	320,832
Vicor Corporation (a)	7,914	66,161
		6,400,085
Industrial Conglomerates - 0.2%
Standex International Corporation	25,958	1,541,127

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Industrials - 12.6%(Continued)
Machinery - 2.0%
AGCO Corporation	1,105	$61,549
Alamo Group, Inc.	27,904	1,482,260
Altra Industrial Motion Corporation	15,269	521,589
Ampco-Pittsburgh Corporation (b)	45,575	912,867
Astec Industries, Inc.	464	18,537
Blount International, Inc. (a)	29,941	334,441
China Yuchai International Ltd. (b)	16,989	342,158
CIRCOR International, Inc. (b)	16,435	1,334,686
CNH Industrial N.V.	4,757	55,134
Columbus McKinnon Corporation (a) (b)	6,852	181,509
Commercial Vehicle Group, Inc. (a)	27,098	263,122
Douglas Dynamics, Inc.	60,341	1,017,953
Duoyuan Printing, Inc. (a) (c)	82,994	1,660
Dynamic Materials Corporation	17	343
Federal Signal Corporation (a)	43,970	667,465
FreightCar America, Inc.	22,544	592,005
Global Brass & Copper Holdings, Inc.	20,181	320,071
Gorman-Rupp Company (The)	7,220	224,181
Graham Corporation	5,338	159,286
Greenbrier Companies, Inc. (The) (a)	8,736	458,116
Hurco Companies, Inc.	5,587	148,949
Hyster-Yale Materials Handling, Inc.	3,337	321,653
John Bean Technologies Corporation (b)	17,198	498,570
Kadant, Inc. (b)	19,357	672,656
L.B. Foster Company - Class A	11,846	560,908
Lincoln Electric Holdings, Inc.	1,150	76,832
Lydall, Inc. (a)	60,086	1,406,613
Manitex International, Inc. (a)	46,971	773,143
Manitowoc Company, Inc. (The)	9,711	308,616
Meritor, Inc. (a)	38,006	451,131
Miller Industries, Inc.	100	1,937
Mueller Water Products, Inc. - Class A (b)	84,831	773,659
NACCO Industries, Inc. - Class A (b)	23,716	1,270,940
NN, Inc.	6,331	123,898
Oshkosh Corporation	1,956	108,578
Proto Labs, Inc. (a)	1,452	87,904
Rexnord Corporation (a) (b)	50,166	1,341,439
SPX Corporation	2,691	274,051
Supreme Industries, Inc. - Class A (a)	47,039	266,711
Toro Company (The)	333	21,159
Trimas Corporation (a)	6,756	242,270
Twin Disc, Inc.	1,759	50,888
Wabash National Corporation (a) (b)	39,020	521,307
WABCO Holdings, Inc. (a)	3,238	346,498
Wabtec Corporation	962	71,717
Woodward, Inc.	3,658	163,988
Xerium Technologies, Inc. (a)	33,195	448,133
		20,283,080
Marine - 0.4%
Baltic Trading Ltd. (b)	128,479	769,589

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Industrials - 12.6%(Continued)
Marine - 0.4% (Continued)
Costamare, Inc.	2,460	$52,742
Diana Shipping, Inc. (a)	34,006	382,908
DryShips, Inc. (a)	138,823	405,363
Global Ship Lease, Inc. - Class A (a)	14,749	56,046
International Shipholding Corporation	2,446	65,895
Matson, Inc. (b)	46,088	1,091,825
Navios Maritime Holdings, Inc.	41,001	322,678
Paragon Shipping, Inc. - Class A (a)	48,514	272,164
Safe Bulkers, Inc.	12,171	98,828
Star Bulk Carriers Corporation (a)	24,144	286,831
		3,804,869
Professional Services - 1.9%
Barrett Business Services, Inc.	3,012	151,835
CDI Corporation	32,681	500,673
CRA International, Inc. (a)	18,015	392,187
Exponent, Inc.	12,581	885,954
Franklin Covey Company (a)	21,561	437,041
GP Strategies Corporation (a)	9,206	241,934
Heidrick & Struggles International, Inc. (b)	44,980	847,873
Hill International, Inc. (a)	139,569	937,904
Huron Consulting Group, Inc. (a)	16,271	1,158,495
ICF International, Inc. (a)	28,934	1,127,558
Insperity, Inc.	2,468	79,124
Kelly Services, Inc. - Class A (b)	116,924	2,462,419
Korn/Ferry International (a) (b)	77,819	2,260,642
ManpowerGroup, Inc.	4,766	387,666
Mistras Group, Inc. (a)	10,850	246,404
Navigant Consulting, Inc. (a) (b)	114,633	1,925,834
On Assignment, Inc. (a) (b)	40,690	1,424,150
Resources Connection, Inc.	17,001	231,384
RPX Corporation (a)	71,931	1,178,230
TrueBlue, Inc. (a)	44,707	1,195,912
Volt Information Sciences, Inc. (a)	3,094	24,690
VSE Corporation	14,536	908,064
WageWorks, Inc. (a)	2,672	113,213
		19,119,186
Road & Rail - 0.5%
Arkansas Best Corporation	11,396	449,230
Celadon Group, Inc.	4,330	99,633
Con-Way, Inc.	693	29,439
Covenant Transportation Group, Inc. - Class A (a)	5,666	58,077
Genesee & Wyoming, Inc. - Class A (a)	1,115	110,396
Hertz Global Holdings, Inc. (a)	4,401	125,297
Landstar System, Inc.	3,379	212,843
Marten Transport Ltd. (b)	106,100	2,489,106
Patriot Transportation Holding, Inc. (a)	16	558
Quality Distribution, Inc. (a) (b)	22,782	286,370
Saia, Inc. (a)	17,102	704,089
Student Transportation, Inc.	84,225	522,195

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Industrials - 12.6%(Continued)
Road & Rail - 0.5% (Continued)
Universal Truckload Services, Inc.	16,414	$404,769
		5,492,002
Trading Companies & Distributors - 0.8%
Air Lease Corporation	6,376	228,707
Aircastle Ltd.	55,946	982,971
Applied Industrial Technologies, Inc.	10,947	524,580
CAI International, Inc. (a) (b)	45,069	980,251
DXP Enterprises, Inc. (a) (b)	5,463	618,466
H&E Equipment Services, Inc. (a) (b)	55,611	2,143,804
HD Supply Holdings, Inc. (a)	4,337	111,808
Houston Wire & Cable Company	200	2,492
MFC Industrial Ltd. (b)	57,423	428,376
MRC Global, Inc. (a)	9,160	267,381
TAL International Group, Inc. (a) (b)	36,700	1,548,006
Textainer Group Holdings Ltd.	3,181	125,013
United Rentals, Inc. (a)	475	44,569
Watsco, Inc.	763	78,520
WESCO International, Inc. (a)	496	43,539
		8,128,483
Information Technology - 17.0%
Communications Equipment - 1.5%
Applied Optoelectronics, Inc. (a)	16,332	367,470
AudioCodes Ltd. (a)	18,812	107,416
Aviat Networks, Inc. (a)	89,726	135,486
Bel Fuse, Inc. - Class B	30,718	668,424
Brocade Communications Systems, Inc. (a)	43,464	404,650
Ceragon Networks Ltd. (a) (b)	412,851	1,110,569
Digi International, Inc. (a)	11,073	98,107
Emulex Corporation (a) (b)	304,605	2,177,926
Extreme Networks, Inc. (a)	8,692	49,718
Harmonic, Inc. (a) (b)	141,380	993,901
Ituran Location and Control Ltd.	2,240	53,805
Ixia (a)	10,278	127,653
Mitel Networks Corporation (a)	21,871	200,120
Motorola Solutions, Inc.	1,532	97,404
Numerex Corp. - Class A (a)	1,985	20,346
Oclaro, Inc. (a)	332,157	1,129,334
Oplink Communications, Inc. (a)	20	343
ORBCOMM, Inc. (a)	13,464	84,419
Plantronics, Inc.	498	21,698
Radware Ltd. (a)	25,282	417,911
Riverbed Technology, Inc. (a)	4,881	94,935
Ruckus Wireless, Inc. (a)	54,315	567,592
ShoreTel, Inc. (a) (b)	331,942	2,506,162
Sierra Wireless, Inc. (a)	13,604	293,302
Silicom Ltd.	4,678	226,883
Sonus Networks, Inc. (a) (b)	538,241	1,760,048
Sycamore Networks, Inc. (a)	60,896	35,320
TESSCO Technologies, Inc.	29,664	975,649
ViaSat, Inc. (a)	1,584	101,709

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Information Technology - 17.0%(Continued)
Communications Equipment - 1.5% (Continued)
Westell Technologies, Inc. - Class A (a)	89,256	$290,975
Zhone Technologies, Inc. (a)	80,454	222,858
		15,342,133
Electronic Equipment, Instruments & Components - 2.8%
Aeroflex Holding Corporation (a)	8,214	62,837
Audience, Inc. (a)	56,651	651,487
AVX Corporation	38,906	519,395
Badger Meter, Inc.	2,719	134,726
Benchmark Electronics, Inc. (a) (b)	69,383	1,608,298
Celestica, Inc. (a)	29,875	331,613
Checkpoint Systems, Inc. (a)	23,647	301,972
Clearfield, Inc. (a)	29,925	471,618
Coherent, Inc. (a)	17,003	1,015,249
CTS Corporation	12,193	216,913
CUI Global, Inc. (a)	45,539	414,860
Daktronics, Inc.	117,826	1,534,095
Dolby Laboratories, Inc. - Class A (a)	12,979	517,213
Echelon Corporation (a)	214,599	555,811
Electro Rent Corporation	5,224	84,368
Fabrinet (a) (b)	35,427	765,223
GSI Group, Inc. (The) (a)	16,379	198,841
Hollysys Automation Technologies Ltd. (a)	18,780	402,080
Ingram Micro, Inc. - Class A (a)	12,053	324,949
Insight Enterprises, Inc. (a)	91,272	2,384,025
Itron, Inc. (a)	32,413	1,231,694
KEMET Corporation (a)	22,948	114,969
LoJack Corporation (a)	3,527	19,998
Measurement Specialties, Inc. (a)	311	20,013
Mercury Systems, Inc. (a)	42,584	594,473
Mesa Laboratories, Inc.	489	41,907
Methode Electronics, Inc.	16,816	466,476
Multi-Fineline Electronix, Inc. (a) (b)	7,259	89,866
Nam Tai Property, Inc. (b)	89,590	619,067
NeoPhotonics Corporation (a)	19,174	110,634
Netlist, Inc. (a)	72,052	116,724
Newport Corporation (a) (b)	60,286	1,126,143
Orbotech Ltd. (a) (b)	29,649	437,026
OSI Systems, Inc. (a) (b)	33,721	1,881,969
Park Electrochemical Corporation	2,393	63,797
PC Connection, Inc.	22,751	455,248
Perceptron, Inc.	34,429	406,262
Plexus Corporation (a) (b)	11,566	484,847
RF Industries, Ltd.	597	3,648
Rogers Corporation (a)	4,800	288,096
Sanmina Corporation (a)	27,521	557,300
ScanSource, Inc. (a) (b)	27,152	1,042,908
Tech Data Corporation (a) (b)	60,533	3,782,707
Vishay Intertechnology, Inc. (b)	56,666	805,791
Vishay Precision Group, Inc. (a)	1,300	21,099
Wayside Technology Group, Inc.	6,754	109,145

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Information Technology - 17.0%(Continued)
Electronic Equipment, Instruments & Components - 2.8% (Continued)
Zebra Technologies Corporation - Class A (a)	525	$36,456
Zygo Corporation (a)	66,209	1,273,861
		28,697,697
Internet Software & Services - 2.6%
Akamai Technologies, Inc. (a)	579	30,728
AOL, Inc. (a)	7,750	331,778
Autobytel, Inc. (a)	79,275	986,181
Bankrate, Inc. (a)	12,449	218,106
Benefitfocus, Inc. (a)	7,012	227,189
Blucora, Inc. (a)	44,361	853,949
Brightcove, Inc. (a)	40,415	348,377
BroadVision, Inc. (a)	785	7,787
Carbonite, Inc. (a)	26,393	261,027
Care.com, Inc. (a)	4,106	50,299
comScore, Inc. (a)	24,148	756,557
Constant Contact, Inc. (a)	15,736	406,933
Cornerstone OnDemand, Inc. (a)	12,822	471,337
Cvent, Inc. (a)	23,864	656,976
DealerTrack Holdings, Inc. (a) (b)	38,955	1,779,854
Demand Media, Inc. (a)	31,921	132,791
Demandware, Inc. (a)	11,353	563,449
Dice Holdings, Inc. (a)	16,355	125,116
Digital River, Inc. (a)	29,724	454,480
E2open, Inc. (a)	2,563	44,263
EarthLink Holdings Corporation (b)	550,335	1,876,642
Envestnet, Inc. (a) (b)	67,603	2,491,171
GigaMedia Ltd. (a)	24,954	29,196
GTT Communications, Inc. (a)	11,471	138,799
IAC/InterActiveCorporation	4,986	330,472
IntraLinks Holdings, Inc. (a)	23,220	212,463
Limelight Networks, Inc. (a)	172,705	357,499
LivePerson, Inc. (a)	16,112	159,509
LogMeIn, Inc. (a) (b)	51,642	2,347,129
Marchex, Inc. - Class B	62,655	579,559
Marketo, Inc. (a)	12,013	326,033
Move, Inc. (a)	13,025	139,240
NIC, Inc.	11,257	206,453
Perficient, Inc. (a)	134,400	2,455,488
Perion Network Ltd. (a)	22,578	244,068
Points International Ltd. (a)	1,942	43,850
QuinStreet, Inc. (a)	36,568	223,065
SciQuest, Inc. (a)	1,205	28,896
Sohu.com, Inc. (a)	987	54,453
SPS Commerce, Inc. (a)	18,356	950,841
Stamps.com, Inc. (a)	6,114	212,217
Support.com, Inc. (a)	337,249	833,005
TheStreet, Inc.	51	131
Travelzoo, Inc. (a)	8,962	160,778
Tremor Video, Inc. (a)	77,008	347,306
Tucows, Inc. - Class A (a)	2,257	32,456

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Information Technology - 17.0%(Continued)
Internet Software & Services - 2.6% (Continued)
United Online, Inc.	57,272	$678,673
Unwired Planet, Inc. (a)	101,532	231,493
Vocus, Inc. (a)	60,367	1,085,399
Wix.com Ltd. (a)	10,044	205,802
XO Group, Inc. (a)	52,260	555,001
Yahoo!, Inc. (a)	2,155	77,472
Yandex N.V. - Class A (a)	1,859	49,263
YuMe, Inc. (a)	17,767	118,861
		26,489,860
IT Services - 2.8%
Acxiom Corporation (a)	20,551	580,360
Booz Allen Hamilton Holding Corporation (b)	96,900	2,251,956
Cardtronics, Inc. (a) (b)	62,597	2,095,748
CGI Group, Inc. - Class A (a)	9,027	325,604
China Information Technology, Inc. (a)	4,437	18,014
Computer Sciences Corporation	5,390	318,980
Convergys Corporation (b)	61,501	1,324,732
CoreLogic, Inc. (a)	21,354	598,553
Datalink Corporation (a)	52,903	679,275
EPAM Systems, Inc. (a)	34,599	1,077,067
ExlService Holdings, Inc. (a) (b)	79,515	2,249,877
Global Cash Access Holdings, Inc. (a) (b)	119,842	790,957
iGATE Corporation (a)	76,004	2,781,746
Information Services Group, Inc. (a)	279,151	1,381,797
Lionbridge Technologies, Inc. (a) (b)	402,297	2,365,506
Luxoft Holding, Inc. (a)	15,777	425,821
Mattersight Corporation (a)	7,425	46,852
MAXIMUS, Inc. (b)	59,233	2,521,549
ModusLink Global Solutions, Inc. (a)	2,455	9,918
MoneyGram International, Inc. (a) (b)	85,329	1,126,343
NCI, Inc. - Class A (a)	17,088	170,367
PFSweb, Inc. (a)	4,876	39,203
Planet Payment, Inc. (a)	3,934	10,346
PRGX Global, Inc. (a)	62,710	403,225
Science Applications International Corporation (b)	67,765	2,642,835
ServiceSource International, Inc. (a)	16,655	103,927
TeleTech Holdings, Inc. (a)	31,466	759,275
VeriFone Systems, Inc. (a)	4,746	158,706
Virtusa Corporation (a)	36,003	1,187,019
Xerox Corporation	2,910	35,182
		28,480,740
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (a)	18,001	393,862
Amkor Technology, Inc. (a) (b)	407,072	3,236,222
Amtech Systems, Inc. (a)	10,098	86,338
ANADIGICS, Inc. (a) (b)	295,627	369,534
ATMI, Inc. (a)	60,369	2,051,640
Axcelis Technologies, Inc. (a) (b)	415,001	742,852
Brooks Automation, Inc. (b)	32,266	330,081
Cabot Microelectronics Corporation (a)	5,826	252,674

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Information Technology - 17.0%(Continued)
Semiconductors & Semiconductor Equipment - 3.4% (Continued)
Cavium, Inc. (a) (b)	49,383	$2,092,358
CEVA, Inc. (a)	4,519	73,343
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	22,630	476,135
Cypress Semiconductor Corporation (a)	24,130	228,511
Diodes, Inc. (a)	22,849	602,528
DSP Group, Inc. (a)	135,387	1,077,681
Entegris, Inc. (a)	13,921	154,384
Fairchild Semiconductor International, Inc. (a)	13,971	177,851
FormFactor, Inc. (a)	37,228	214,061
Freescale Semiconductor Ltd. (a)	2,587	56,836
Inphi Corporation (a)	85,547	1,265,240
Integrated Device Technology, Inc. (a) (b)	206,165	2,405,946
Integrated Silicon Solution, Inc. (a)	25,783	372,822
Intermolecular, Inc. (a)	33,941	92,320
International Rectifier Corporation (a)	5,199	135,382
Intersil Corporation - Class A	52,864	652,342
IXYS Corporation (b)	114,346	1,233,793
Kulicke & Soffa Industries, Inc. (a) (b)	34,036	500,670
Lam Research Corporation (a)	280	16,131
Lattice Semiconductor Corporation (a) (b)	300,306	2,528,577
LSI Corporation	20,753	231,188
LTX-Credence Corporation (a)	18,779	180,842
MA/COM Technology Solutions Holdings, Inc. (a)	37,049	648,728
MagnaChip Semiconductor Corporation (a)	27,487	384,818
Mattson Technology, Inc. (a) (b)	553,898	1,102,257
MaxLinear, Inc. - Class A (a)	40,135	315,862
Micrel, Inc.	3,954	39,382
Micron Technology, Inc. (a)	3,590	93,771
Microsemi Corporation (a) (b)	12,873	302,773
Monolithic Power Systems, Inc. (a)	19,357	718,145
Nanometrics, Inc. (a)	3,380	54,959
Nova Measuring Instruments Ltd. (a) (b)	37,360	392,280
OmniVision Technologies, Inc. (a) (b)	143,702	2,806,500
ON Semiconductor Corporation (a)	6,584	61,955
PDF Solutions, Inc. (a) (b)	2,578	48,389
PLX Technology, Inc. (a)	104,932	608,606
PMC-Sierra, Inc. (a)	11,016	75,349
Rambus, Inc. (a)	6,727	81,329
RF Micro Devices, Inc. (a)	122,066	1,030,237
Sigma Designs, Inc. (a)	69,233	261,008
Silicon Image, Inc. (a)	237,777	1,333,929
Tower Semiconductor Ltd. (a)	53,116	418,554
TriQuint Semiconductor, Inc. (a)	35,996	510,423
Ultra Clean Holdings, Inc. (a)	23,436	199,675
Vitesse Semiconductor Corporation (a)	92,757	345,056
		34,066,129
Software - 3.1%
ACI Worldwide, Inc. (a) (b)	33,945	1,939,957
Activision Blizzard, Inc.	15,425	308,654
Actuate Corporation (a) (b)	159,822	899,798

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Information Technology - 17.0%(Continued)
Software - 3.1% (Continued)
Advent Software, Inc.	19,607	$565,074
American Software, Inc. - Class A	14,399	138,806
Attunity Ltd. (a)	30,247	259,822
Blackbaud, Inc.	3,287	100,089
BSQUARE Corporation (a)	2,000	6,400
CA, Inc.	2,134	64,319
Callidus Software, Inc. (a)	8,172	78,002
Cimatron Ltd. (a)	3,554	23,456
Cinedigm Corporation - Class A (a)	290,368	725,920
ClickSoftware Technologies Ltd. (b)	31,835	294,155
Compuware Corporation	208,233	2,157,294
Comverse, Inc. (a)	31,848	794,289
Covisint Corporation (a)	16,011	113,038
Digimarc Corporation	23,043	760,880
Electronic Arts, Inc. (a)	10,195	288,518
EPIQ Systems, Inc.	97,587	1,248,138
ePlus, Inc. (a)	21,688	1,085,267
Fair Isaac Corporation	503	28,772
Imperva, Inc. (a) (b)	13,316	304,670
Infoblox, Inc. (a) (b)	86,413	1,695,423
Informatica Corporation (a)	1,836	65,086
Interactive Intelligence Group, Inc. (a)	15,412	964,329
Kofax Ltd. (a)	32,998	250,125
Mandalay Digital Group, Inc. (a)	116,694	441,103
Manhattan Associates, Inc. (a)	3,452	108,842
Mavenir Systems, Inc. (a)	19,520	291,238
MicroStrategy, Inc. - Class A (a)	2,214	268,846
Model N, Inc. (a) (b)	23,729	213,798
Monotype Imaging Holdings, Inc.	8,928	235,788
Net 1 UEPS Technologies, Inc. (a)	59,362	531,290
NetScout Systems, Inc. (a) (b)	40,451	1,575,971
NetSol Technologies, Inc. (a)	6,236	26,815
Pegasystems, Inc.	61,365	1,016,818
Progress Software Corporation (a) (b)	87,297	1,873,394
Proofpoint, Inc. (a)	52	1,323
PROS Holdings, Inc. (a)	3,642	99,791
Rally Software Development Corporation (a)	12,665	165,658
Sapiens International Corporation N.V. (a)	91,657	721,341
Silver Spring Networks, Inc. (a)	9,113	136,513
Smith Micro Software, Inc. (a)	102,567	170,261
SolarWinds, Inc. (a)	28,385	1,144,483
Synchronoss Technologies, Inc. (a) (b)	55,755	1,697,182
Take-Two Interactive Software, Inc. (a) (b)	133,849	2,727,843
TeleCommunication Systems, Inc. - Class A (a)	22,870	58,318
Telenav, Inc. (a)	162,139	993,912
TiVo, Inc. (a)	18,580	220,359
VASCO Data Security International, Inc. (a)	18,217	207,856
Verint Systems, Inc. (a) (b)	29,873	1,307,541
		31,396,565

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Information Technology - 17.0%(Continued)
Technology Hardware, Storage & Peripherals - 0.8%
Cray, Inc. (a) (b)	57,880	$1,661,735
Diebold, Inc. (b)	2,598	97,711
Dot Hill Systems Corporation (a)	30,183	124,656
Hewlett-Packard Company	6,848	226,395
Hutchinson Technology, Inc. (a)	99,634	276,982
Imation Corporation (a)	110,686	478,164
Immersion Corporation (a) (b)	9,376	106,324
Intevac, Inc. (a)	14,492	116,661
Lexmark International, Inc. - Class A	15,338	659,534
NCR Corporation (a)	1,185	36,154
Novatel Wireless, Inc. (a)	189,079	342,233
QLogic Corporation (a)	112,016	1,297,145
Synaptics, Inc. (a) (b)	34,208	2,126,027
Western Digital Corporation	191	16,823
		7,566,544
Materials - 5.5%
Chemicals - 1.7%
A. Schulman, Inc.	20,827	748,106
Advanced Emissions Solutions, Inc. (a)	6,136	140,698
Arabian American Development Company (a)	28,889	315,757
Axiall Corporation (b)	36,332	1,693,071
Balchem Corporation	16,079	996,094
BioAmber, Inc. (a)	805	8,082
Cabot Corporation	2,171	125,484
Calgon Carbon Corporation (a)	9,303	186,339
Celanese Corporation - Series A	614	37,718
CVR Partners, L.P.	9,989	213,165
Cytec Industries, Inc.	19,866	1,893,627
Ferro Corporation (a)	90,834	1,179,025
Flotek Industries, Inc. (a)	3	84
FutureFuel Corporation	16,495	331,055
Hawkins, Inc.	1,172	42,426
Huntsman Corporation	14,126	353,856
Innophos Holdings, Inc.	3,207	181,003
Innospec, Inc.	10,791	464,660
Koppers Holdings, Inc. (b)	64,238	2,742,963
Kraton Performance Polymers, Inc. (a) (b)	7,612	198,293
Kronos Worldwide, Inc.	158	2,473
LyondellBasell Industries N.V. - Class A	991	91,668
Minerals Technologies, Inc.	4,503	267,883
OM Group, Inc.	4,273	125,156
OMNOVA Solutions, Inc. (a)	27,353	249,459
Quaker Chemical Corporation	3,569	265,641
Rockwood Holdings, Inc.	1,017	72,258
RPM International, Inc.	852	36,346
Sensient Technologies Corporation	14,630	790,752
Stepan Company (b)	44,338	2,564,067
Taminco Corporation (a)	13,641	274,048
Tredegar Corporation	26,500	551,465
		17,142,722

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Materials - 5.5%(Continued)
Construction Materials - 0.1%
Headwaters, Inc. (a)	33,089	$412,951
United States Lime & Minerals, Inc.	5,291	286,031
		698,982
Containers & Packaging - 0.7%
AEP Industries, Inc. (a)	2,911	103,690
Berry Plastics Group, Inc. (a) (b)	122,999	2,766,247
Crown Holdings, Inc. (a)	3,465	163,444
Graphic Packaging Holding Company (a)	113,012	1,159,503
Myers Industries, Inc.	40,813	763,203
Owens-Illinois, Inc. (a)	1,078	34,259
Rock-Tenn Company - Class A	359	34,324
Sealed Air Corporation	4,292	147,259
Silgan Holdings, Inc. (b)	43,529	2,165,568
UFP Technologies, Inc. (a)	706	17,904
		7,355,401
Metals & Mining - 2.2%
Alamos Gold, Inc.	92,722	864,169
Alexco Resource Corporation (a) (b)	128,242	165,432
Allegheny Technologies, Inc.	3,567	146,960
AMCOL International Corporation (b)	45,827	2,101,168
Asanko Gold, Inc. (a) (b)	190,924	402,850
Augusta Resource Corporation (a)	19,187	54,491
AuRico Gold, Inc.	82,531	343,329
Barrick Gold Corporation	18,980	331,581
Compass Minerals International, Inc. (b)	38,211	3,500,128
Dominion Diamond Corporation (a) (b)	23,953	301,568
Endeavour Silver Corporation (a)	97,343	444,858
Exeter Resource Corporation (a) (b)	35,771	21,463
First Majestic Silver Corporation (a)	36,388	345,686
Fortuna Silver Mines, Inc. (a)	44,785	185,858
Globe Specialty Metals, Inc.	27,973	542,117
Great Panther Silver Ltd. (a)	156,827	170,941
Handy & Harman Ltd. (a)	10	226
Haynes International, Inc.	1,479	78,461
Hecla Mining Company	72,058	221,218
IAMGOLD Corporation (b)	85,176	297,264
Kinross Gold Corporation (a)	111,354	452,097
MAG Silver Corporation (a)	19,186	146,005
Materion Corporation	30,680	1,032,382
McEwen Mining, Inc. (a)	187,930	451,032
Mesabi Trust	10,424	210,461
Midway Gold Corporation (a)	10,053	9,193
Minco Gold Corporation (a)	1,327	385
Nevsun Resources Ltd. (b)	189,291	689,019
Newmont Mining Corporation	6,603	163,953
Noranda Aluminum Holding Corporation (b)	413,473	1,467,829
Pan American Silver Corporation	18,455	239,177
Platinum Group Metals Ltd. (a)	3,390	3,526
Pretium Resources, Inc. (a)	36,088	234,572
Primero Mining Corporation (a)	39,256	248,490

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Materials - 5.5%(Continued)
Metals & Mining - 2.2% (Continued)
Quest Rare Minerals Ltd. (a)	2,950	$1,298
Rare Element Resources Ltd. (a)	174,231	224,758
Richmont Mines, Inc. (a) (b)	28,594	36,886
Rio Alto Mining Ltd. (a)	82,784	164,740
Rubicon Minerals Corporation (a)	309,366	337,209
Sandstorm Gold Ltd. (a)	77,140	432,755
Silvercorp Metals, Inc.	364,014	757,149
SilverCrest Mines, Inc. (a)	99,687	171,462
Stillwater Mining Company (a)	48,992	773,094
SunCoke Energy Partners, L.P.	15,079	443,323
SunCoke Energy, Inc. (a)	5,868	122,465
Sutor Technology Group Ltd. (a)	2,799	4,674
Taseko Mines Ltd. (a) (b)	613,545	1,325,257
Turquoise Hill Resources Ltd. (a)	105,069	409,769
U.S. Energy Corporation (a)	30,504	129,642
United States Steel Corporation	947	24,641
Universal Stainless & Alloy Products, Inc. (a)	581	20,852
US Silica Holdings, Inc.	7,587	342,705
Worthington Industries, Inc.	9,591	352,949
Yamana Gold, Inc.	56,933	425,859
		22,369,376
Paper & Forest Products - 0.8%
Boise Cascade Company (a)	5,362	134,157
Clearwater Paper Corporation (a)	3,072	188,590
Deltic Timber Corporation	1,945	118,159
KapStone Paper and Packaging Corporation (a) (b)	111,176	2,932,823
Mercer International, Inc. (a)	8,671	71,796
Neenah Paper, Inc.	28,607	1,440,934
P.H. Glatfelter Company (b)	101,464	2,589,361
Schweitzer-Mauduit International, Inc.	18,173	793,070
		8,268,890
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.7%
Alaska Communications Systems Group, Inc. (a) (b)	288,497	545,259
Cbeyond, Inc. (a)	212,108	2,097,748
Cincinnati Bell, Inc. (a)	133,989	448,863
General Communication, Inc. - Class A (a) (b)	40,433	422,121
IDT Corporation - Class B (b)	12,997	205,873
Inteliquent, Inc.	12,610	172,000
Lumos Networks Corporation	53,262	703,591
Premiere Global Services, Inc. (a) (b)	28,395	361,185
Towerstream Corporation (a)	179,904	332,822
Vonage Holdings Corporation (a) (b)	528,832	2,030,715
		7,320,177
Wireless Telecommunication Services - 0.2%
Cellcom Israel Ltd. (b)	25,354	321,489
RingCentral, Inc. - Class A (a)	31,720	480,875
Shenandoah Telecommunications Company	5,027	140,907
T-Mobile US, Inc. (a)	2,626	76,915

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3%(Continued)	Shares	Value
Telecommunication Services - 0.9%(Continued)
Wireless Telecommunication Services - 0.2% (Continued)
USA Mobility, Inc.	51,136	$875,960
		1,896,146
Utilities - 1.0%
Electric Utilities - 0.2%
Brookfield Infrastructure Partners, L.P.	1,491	58,134
Cleco Corporation	4,412	231,851
El Paso Electric Company	293	11,081
Great Plains Energy, Inc.	2,001	53,687
OGE Energy Corporation	8,196	305,957
Otter Tail Corporation	9,013	264,081
PNM Resources, Inc.	5,619	155,534
Unitil Corporation	30,967	1,028,104
Xcel Energy, Inc.	540	17,210
		2,125,639
Gas Utilities - 0.3%
Chesapeake Utilities Corporation	6,153	389,239
Gas Natural, Inc.	29,843	325,289
Laclede Group, Inc. (The)	15,471	733,480
New Jersey Resources Corporation	16,309	811,047
One Gas, Inc.	1,157	42,323
South Jersey Industries, Inc.	2,940	168,903
Southwest Gas Corporation	10,656	586,187
Star Gas Partners, L.P.	2,261	14,357
UGI Corporation	3,718	173,593
		3,244,418
Independent Power and Renewable Electricity Producers - 0.1%
AES Corporation (The)	19,309	279,015
Atlantic Power Corporation	111,589	331,419
Dynegy, Inc. (a)	19,492	554,548
Pattern Energy Group, Inc.	6,570	176,076
Synthesis Energy Systems, Inc. (a)	24,203	41,871
		1,382,929
Multi-Utilities - 0.2%
Avista Corporation	11,916	383,099
CenterPoint Energy, Inc.	4,875	120,705
MDU Resources Group, Inc.	4,180	148,056
NorthWestern Corporation	2,476	119,789
Vectren Corporation	20,743	841,543
		1,613,192
Water Utilities - 0.2%
American States Water Company	27,052	821,299
Connecticut Water Service, Inc.	2,018	65,585
Consolidated Water Company Ltd.	45,661	530,581
Middlesex Water Company	5,161	104,923
SJW Corporation	4,267	116,190
		1,638,578

Total Common Stocks (Cost $849,740,612)		$913,267,189

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.2%	Shares	Value
Beazer Homes USA, Inc., 7.500%, CV	1,854	$55,490
Dominion Resources, Inc., Series A, 6.125%, CV	6,500	381,030
Dominion Resources, Inc., Series B, 6.000%, CV	2,409	141,625
MetLife, Inc., 5.000%, CV	18,343	558,544
NextEra Energy, Inc., 5.799%, CV	5,343	303,162
Total Preferred Stocks (Cost $1,307,461)		$1,439,851

OTHER INVESTMENTS - 7.6%	Shares	Value
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	10,012	$134,762
Aberdeen Greater China Fund, Inc. (a)	31,194	310,692
Aberdeen Indonesia Fund, Inc.	26,545	249,019
Aberdeen Israel Fund, Inc.	4,300	77,142
Aberdeen Latin America Equity Fund, Inc.	3,890	111,254
Aberdeen Singapore Fund, Inc.	13,073	169,295
Adams Express Company (The)	72,691	957,340
Advent/Claymore Convertible Securities & Income Fund	10,799	196,974
Advent/Claymore Enhanced Growth & Income Fund	33,872	338,720
Advent/Claymore Global Convertible Securities & Income Fund	40,900	301,024
Alliance California Municipal Income Fund, Inc.	11,481	148,909
Alliance New York Municipal Income Fund, Inc.	13,584	172,381
AllianzGI Equity & Convertible Income Fund	49,711	983,781
Alpine Global Dynamic Dividend Fund	13,390	134,703
Alpine Global Premier Properties Fund	184,178	1,311,347
Alpine Total Dynamic Dividend Fund	180,027	1,532,030
American Income Fund, Inc.	7,479	57,214
American Select Portfolio, Inc.	24,924	251,732
American Strategic Income Portfolio, Inc.	14,021	138,668
American Strategic Income Portfolio, Inc. II	5,499	46,851
American Strategic Income Portfolio, Inc. III	2,200	15,994
ASA Gold and Precious Metals Ltd.	16,804	230,719
Asia Pacific Fund, Inc. (The) (a)	20,757	212,552
Asia Tigers Fund, Inc. (The)	25,600	294,144
Bancroft Fund Ltd.	6,137	121,083
BlackRock Build America Bond Trust	78,221	1,599,619
BlackRock Core Bond Trust	2,653	35,789
BlackRock Corporate High Yield Fund VI, Inc.	101,197	1,236,627
BlackRock Credit Allocation Income Trust IV	92,912	1,271,036
BlackRock EcoSolutions Investment Trust	22,337	182,047
BlackRock Energy and Resources Trust	63,771	1,597,464
BlackRock Enhanced Equity Dividend Trust	7,200	58,320
BlackRock Income Trust, Inc.	12,746	83,231
BlackRock Municipal Bond Investment Trust	7,769	111,874
BlackRock Municipal Bond Trust	26,701	401,850
BlackRock Municipal Income Investment Quality Trust	12,650	177,606
BlackRock Municipal Income Quality Trust	1,000	14,040
BlackRock MuniHoldings California Quality Fund, Inc.	400	5,754
BlackRock MuniHoldings Investment Quality Fund	13,362	182,926
BlackRock MuniHoldings Quality Fund, Inc.	27,222	350,619
BlackRock MuniYield Investment Quality Fund	12,255	163,482

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 7.6% (Continued)	Shares	Value
BlackRock MuniYield Michigan Quality Fund II, Inc.	19,822	$251,145
BlackRock MuniYield Michigan Quality Fund, Inc.	2,936	40,135
BlackRock MuniYield Pennsylvania Quality Fund	18,050	253,783
BlackRock New Jersey Municipal Income Trust	5,293	75,849
BlackRock New York Municipal Bond Trust	5,255	72,624
BlackRock New York Municipal Income Quality Trust	1,915	25,163
BlackRock Pennsylvania Strategic Municipal Trust	3,148	40,656
BlackRock Real Asset Equity Trust	71,284	650,823
BlackRock Resources & Commodities Strategy Trust	31,253	375,661
BlackRock Utility and Infrastructure Trust	28,374	549,037
Boulder Growth & Income Fund, Inc.	34,600	289,256
Boulder Total Return Fund, Inc. (a)	16,583	413,746
CBRE Clarion Global Real Estate Income Fund	151,370	1,303,296
Central Europe & Russia Fund, Inc. (The)	2,571	66,640
Central Securities Corporation	26,640	591,941
China Fund, Inc. (The)	25,828	512,944
Clough Global Allocation Fund	16,170	245,622
Clough Global Equity Fund	19,178	289,396
Clough Global Opportunities Fund	114,618	1,435,017
Cohen & Steers Closed-End Opportunity Fund, Inc.	26,598	351,360
Cohen & Steers Dividend Majors Fund, Inc.	4,880	76,421
Cohen & Steers Infrastructure Fund, Inc.	71,001	1,601,073
Cohen & Steers Quality Income Realty Fund, Inc.	122,942	1,322,856
Cohen & Steers REIT and Preferred Income Fund, Inc.	80,038	1,394,262
Cohen & Steers Total Return Realty Fund, Inc.	3,339	42,339
Cutwater Select Income Fund	1	9
Delaware Investments Colorado Municipal Income Fund, Inc.	1,412	19,133
Delaware Investments Dividend & Income Fund, Inc.	444	4,276
Delaware Investments National Municipal Income Fund	3,290	41,651
Denali Fund (The)	536	11,277
Dividend and Income Fund	21,008	329,195
Dreyfus Municipal Bond Infrastructure Fund, Inc.	1,268	14,823
DTF Tax-Free Income, Inc.	9,767	148,458
Duff & Phelps Global Utility Income Fund, Inc.	69,808	1,426,876
DWS Global High Income Fund, Inc.	11,549	94,586
DWS High Income Opportunities Fund, Inc.	38,630	564,384
DWS Multi-Market Income Trust	35	326
Eagle Capital Growth Fund, Inc.	2,587	20,256
Eaton Vance California Municipal Bond Fund	29,635	331,616
Eaton Vance Massachusetts Municipal Income Fund	200	2,704
Eaton Vance Michigan Municipal Income Trust	3,721	45,690
Eaton Vance Municiapl Income Term Trust	26,647	438,343
Eaton Vance New York Municipal Bond Fund	29,727	367,128
Eaton Vance New York Municipal Bond Fund 2	4,488	53,587
Eaton Vance Ohio Municipal Bond Fund	956	11,749
Eaton Vance Ohio Municipal Income Trust	2,000	27,090
Eaton Vance Pennsylvania Municipal Income Trust	3,100	38,223
Eaton Vance Risk-Managed Diversified Equity Income Fund	17,269	193,931
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	48,821	688,864
Eaton Vance Tax-Advantaged Dividend Income Fund	24,182	481,705
Ellsworth Fund Ltd.	16,927	144,895

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 7.6% (Continued)	Shares	Value
Engex, Inc. (a)	633	$2,849
European Equity Fund, Inc. (The) (a)	3,074	27,758
Federated Enhanced Treasury Income Fund	11,455	155,101
Federated Premier Intermediate Municipal Income Fund	302	3,947
First Trust Dividend and Income Fund	39,154	343,381
First Trust Energy Infrastructure Fund	20,319	453,926
First Trust High Income Long/Short Fund	790	14,236
First Trust Specialty Finance & Finance Opportunities Fund	2,621	19,893
First Trust/Aberdeen Emerging Opportunity Fund	25,435	467,750
First Trust/FIDAC Mortgage Income Fund	649	10,345
Firsthand Technology Value Fund, Inc. (a)	61,886	1,210,490
Fort Dearborn Income Securities, Inc.	19,863	288,411
Gabelli Dividend & Income Trust	14,629	326,227
Gabelli Global Utility & Income Trust	6,958	139,369
Gabelli Healthcare & WellnessRx Trust (The)	25,351	262,890
GDL Fund (The)	47,352	521,346
General American Investors Company, Inc.	17,988	641,272
Guggenheim Build America Bonds Managed Duration Trust	18,431	386,498
Guggenheim Equal Weight Enhanced Equity Income Fund	6,659	125,522
Helios Multi-Sector High Income Fund, Inc.	1	1
Herzfeld Caribbean Basin Fund, Inc. (a)	3,039	24,494
India Fund, Inc.	72,826	1,598,531
ING Asia Pacific High Dividend Equity Income Fund	9,054	113,356
ING Global Advantage and Premium Opportunity Fund	11,342	133,609
ING Risk Managed Natural Resources Fund	757	8,138
Invesco Municipal Opportunity Trust	123,110	1,526,564
Invesco Quality Municipal Income Trust	59,062	711,106
Invesco Value Municipal Income Trust	1	13
Invesco Van Kampen Advantage Municipal Income Trust II	33,721	376,326
Invesco Van Kampen California Value Municipal Income Trust	60,557	730,317
Invesco Van Kampen Municipal Trust	78,685	966,252
Invesco Van Kampen Trust for Investment Grade Municipals	57,960	748,264
Japan Equity Fund, Inc. (The)	35,080	225,214
Japan Smaller Capitalization Fund, Inc.	55,793	484,283
John Hancock Income Securities Trust	5,915	86,063
John Hancock Premium Dividend Fund	9,399	126,887
John Hancock Tax-Advantaged Dividend Income Fund	10,746	222,657
Kayne Anderson Midstream/Energy Fund, Inc.	19,377	686,140
Korea Equity Fund, Inc. (a)	21,597	180,983
Latin American Discovery Fund, Inc.	7,614	100,657
Lazard Global Total Return & Income Fund, Inc.	11,175	200,480
Liberty All-Star Equity Fund	93,431	538,163
LMP Real Estate Income Fund, Inc.	9,247	104,121
Macquarie Global Infrastructure Total Return Fund, Inc.	4,474	108,495
Madison/Claymore Covered Call & Equity Strategy Fund	1,513	12,649
Mexico Equity and Income Fund, Inc. (The) (a)	7,730	113,940
MFS California Insured Municipal Trust	4,521	48,917
MFS High Income Municipal Trust	44,782	213,610
MFS High Yield Municipal Trust	4,990	22,056
MFS Investment Grade Municipal Trust	4,186	38,469
Montgomery Street Income Securities, Inc.	12,599	205,868
Morgan Stanley Asia-Pacific Fund, Inc.	57,492	915,273

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 7.6% (Continued)	Shares	Value
Morgan Stanley China A Share Fund, Inc.	65,408	$1,401,039
Morgan Stanley Eastern Europe Fund, Inc.	1,638	28,206
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	104,448	1,371,402
Morgan Stanley Emerging Markets Fund, Inc.	13,068	198,503
Morgan Stanley Income Securities, Inc.	5,250	93,188
Neuberger Berman High Yield Strategies Fund, Inc.	1,479	20,277
Neuberger Berman Real Estate Securities Income Fund, Inc.	221,052	1,069,892
New America High Income Fund, Inc.	58,523	583,474
New Germany Fund, Inc. (The)	34,013	645,567
New Ireland Fund, Inc. (The)	19,875	281,231
Nuveen AMT-Free Municipal Income Fund	1	13
Nuveen Build America Bond Opportunity Fund	18,303	383,265
Nuveen Build America Bond Term Fund	25,977	519,020
Nuveen California Municipal Value Fund 2	1,820	28,847
Nuveen Connecticut Premium Income Municipal Fund	18,161	226,286
Nuveen Credit Strategies Income Fund	63,354	596,795
Nuveen Diversified Commodity Fund	8,962	146,260
Nuveen Diversified Dividend and Income Fund	39,044	461,500
Nuveen Dividend Advantage Municipal Fund	33,354	459,618
Nuveen Dividend Advantage Municipal Fund 2	34,729	480,649
Nuveen Dividend Advantage Municipal Fund 3	47,496	635,022
Nuveen Dividend Advantage Municipal Income Fund	57,424	792,451
Nuveen Equity Premium and Growth Fund	7,800	112,632
Nuveen Georgia Dividend Advantage Municipal Fund 2	8,082	101,510
Nuveen Global Equity Income Fund	36,670	500,912
Nuveen Intermediate Duration Municipal Term Fund	38,078	468,359
Nuveen Maryland Premium Income Municipal Fund	5,702	72,415
Nuveen Michigan Quality Income Municipal Fund, Inc.	64,084	884,359
Nuveen Municipal Advantage Fund	52,874	702,167
Nuveen Municipal Opportunity Fund, Inc.	20,823	292,771
Nuveen New Jersey Dividend Advantage Municipal Fund	1,400	19,096
Nuveen New Jersey Dividend Advantage Municipal Fund 2	4,527	60,119
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	21,897	295,828
Nuveen New Jersey Municipal Value Fund	1,170	16,942
Nuveen New York Dividend Advantage Municipal Fund	18,873	255,918
Nuveen New York Dividend Advantage Municipal Fund 2	297	3,971
Nuveen New York Performance Plus Municipal Fund, Inc.	17,850	254,720
Nuveen North Carolina Premium Income Municipal Fund	13,598	177,046
Nuveen Pennsylvania Municipal Value Fund	1,337	19,320
Nuveen Premier Municipal Income Fund, Inc.	19,944	269,842
Nuveen Premium Income Municipal Fund	47,428	638,855
Nuveen Premium Income Municipal Fund 2	70,288	966,462
Nuveen Quality Municipal Fund, Inc.	46,587	605,165
Nuveen Quality Preferred Income Fund	1,947	16,199
Nuveen Quality Preferred Income Fund 2	6,115	54,057
Nuveen Select Quality Municipal Fund	79,879	1,081,562
Nuveen Select Tax-Free Income Portfolio	20,437	277,739
Petroleum & Resources Corporation	23,674	689,150
Putnam Master Intermediate Income Trust	2,797	14,349
Putnam Municipal Opportunities Trust	36,725	426,377
RENN Global Entrepreneurs Fund, Inc. (a)	900	1,422
RMR Real Estate Income Fund	38,987	743,094

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 7.6% (Continued)	Shares	Value
Royce Micro-Cap Trust, Inc.	32,800	$392,616
Royce Value Trust, Inc.	26,700	415,986
Source Capital, Inc.	8,604	583,781
Special Opportunities Fund, Inc.	8,700	142,158
Strategic Global Income Fund, Inc.	4,282	39,780
Swiss Helvetia Fund, Inc. (The)	31,775	457,878
Taiwan Fund, Inc. (The) (a)	1,175	22,043
Templeton Dragon Fund, Inc.	24,125	588,891
Templeton Emerging Markets Fund	23,381	409,168
Templeton Russia & East European Fund, Inc.	17,595	223,632
Thai Fund, Inc. (The)	33,746	388,416
Tortoise MLP Fund, Inc.	10,906	296,643
Transamerica Income Shares, Inc.	1,641	34,346
Tri-Continental Corporation	35,447	719,220
Turkish Investment Fund, Inc. (The)	30,727	345,679
Virtus Total Return Fund	44,753	196,913
Wells Fargo Advantage Multi-Sector Income Fund	1,182	17,458
Western Asset Intermediate Muni Fund, Inc.	1,385	13,225
Western Asset Municipal Partners Fund, Inc.	16,671	243,730
Western Asset/Claymore Inflation-Linked Securities & Income Fund	2,670	31,933
Zweig Total Return Fund, Inc. (The)	1,613	22,647
Total Other Investments (Cost $75,672,532)		$76,746,547

CORPORATE BONDS - 0.0% (d)	Par Value	Value
Financials - 0.0% (d)
GAMCO Investors, Inc., 0.00%, due 12/31/2015	$3,100	$2,994
Gyrodyne Company of America, Inc., 5.00%, due 6/30/2017 (c)	12,110	–
Total Corporate Bonds (Cost $12,110)		$2,994

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (e)	8,159,309	$8,159,309
UMB Money Market Fiduciary, 0.01% (e)	171,240	171,240
Total Money Market Funds (Cost $8,330,549)		$8,330,549

Total Investments at Value - 98.9% (Cost $935,063,264)		$999,787,130

Other Assets in Excess of Liabilities - 1.1%		11,612,091	(f)

Net Assets - 100.0%		$1,011,399,221

ADR	- American Depositary Receipt.
CV - Convertible Security.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $1,660 at April 30, 2014, representing 0.0% (d) of net assets (Note 2).
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of April 30, 2014.
(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2014(Unaudited)

COMMON STOCKS - 75.1%	Shares	Value
Consumer Discretionary - 10.5%
Auto Components - 0.5%
Ballard Power Systems, Inc.	568,713	$2,081,490
BorgWarner, Inc.	4,612	286,590
China XD Plastics Company Ltd.	9,267	63,386
Dorman Products, Inc.	8,482	488,139
Fuel Systems Solutions, Inc.	13,470	141,166
Quantum Fuel Systems Technologies Worldwide, Inc.	309,392	2,045,081
TRW Automotive Holdings Corporation	218	17,516
UQM Technologies, Inc.	92,361	204,118
		5,327,486
Automobiles - 0.2%
Kandi Technologies Group, Inc.	138,345	1,550,848
Tesla Motors, Inc.	1,778	369,628
		1,920,476
Distributors - 0.0% (a)
Pool Corporation	5,958	351,641

Diversified Consumer Services - 1.0%
American Public Education, Inc.	28,951	1,001,705
Bridgepoint Education, Inc.	35,063	555,748
Capella Education Company	2,544	148,468
Carriage Services, Inc.	2,719	43,749
Corinthian Colleges, Inc.	494,992	569,241
Education Management Corporation	14,102	55,985
ITT Educational Services, Inc.	40,688	1,098,576
K12, Inc.	19,837	469,740
Lincoln Educational Services Corporation	32,023	130,654
Matthews International Corporation - Class A	2,665	107,533
Outerwall, Inc.	4,035	279,827
StoneMor Partners, L.P.	27,888	689,391
Strayer Education, Inc.	10,988	468,418
Weight Watchers International, Inc.	206,002	4,078,840
		9,697,875
Hotels, Restaurants & Leisure - 1.0%
Aramark Holdings Corporation	4,534	127,813
Bally Technologies, Inc.	11,830	770,251
BJ's Restaurants, Inc.	13,969	398,815
Bloomin' Brands, Inc.	455	9,701
Bob Evans Farms, Inc.	20,275	950,289
Caesars Entertainment Corporation	26,138	482,769
Churchill Downs, Inc.	1,841	161,695
Chuy's Holdings, Inc.	9,495	341,345
Darden Restaurants, Inc.	1,463	72,726
Denny's Corporation	32,979	222,278
Empire Resorts, Inc.	70,502	477,299
Famous Dave's of America, Inc.	1,771	46,914
Iao Kun Group Holding Company Ltd.	139	407
International Game Technology	94,687	1,188,322
Interval Leisure Group, Inc.	475	12,241
Jamba, Inc.	33	365
Life Time Fitness, Inc.	25,180	1,208,640
Morgans Hotel Group Company	49,425	370,687

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Hotels, Restaurants & Leisure - 1.0% (Continued)
Multimedia Games Holding Company, Inc.	1,716	$50,107
Noodles & Company	21,807	715,052
Pinnacle Entertainment, Inc.	21,035	489,484
PokerTek, Inc.	976	1,279
Popeyes Louisiana Kitchen, Inc.	15,322	583,768
Potbelly Corporation	12,609	214,353
Red Lion Hotels Corporation	1,947	11,195
Ryman Hospitality Properties, Inc.	15,398	701,379
Six Flags Entertainment Corporation	1,300	52,182
Starbucks Corporation	830	58,615
		9,719,971
Household Durables - 1.1%
Beazer Homes USA, Inc.	22,384	424,401
Blyth, Inc.	216,699	2,030,470
D.R. Horton, Inc.	4,455	99,257
Ethan Allen Interiors, Inc.	51,022	1,238,814
Garmin Ltd.	3,074	175,525
Hovnanian Enterprises, Inc. - Class A	186,097	829,993
iRobot Corporation	8,503	284,850
KB Home	79,013	1,304,505
Lennar Corporation - Class A	7,998	308,643
Meritage Homes Corporation	21,733	838,459
SodaStream International Ltd.	13,220	562,247
Taylor Morrison Home Corporation - Class A	6,889	146,116
Tempur Sealy International, Inc.	7,112	356,880
Toll Brothers, Inc.	956	32,733
TRI Pointe Homes, Inc.	154,530	2,483,297
William Lyon Homes - Class A	10,281	268,334
		11,384,524
Internet & Catalog Retail - 0.4%
E-Commerce China Dangdang, Inc. - Class A - ADR	33,193	358,152
FTD Companies, Inc.	27,027	819,999
HomeAway, Inc.	3,011	98,219
Lands' End, Inc.	12,090	334,289
LightInTheBox Holding Company Ltd. - ADR	28,600	156,156
Mecox Lane Ltd. - ADR	706	2,520
NutriSystem, Inc.	49,990	749,850
Orbitz Worldwide, Inc.	87,868	645,830
PetMed Express, Inc.	76,986	1,007,747
		4,172,762
Leisure Products - 1.1%
Black Diamond, Inc.	105,140	1,172,311
Callaway Golf Company	109,638	954,947
Eastman Kodak Company	38,697	1,155,879
JAKKS Pacific, Inc.	252,698	2,213,635
Smith & Wesson Holding Corporation	169,052	2,594,948
Sturm Ruger & Company, Inc.	53,270	3,427,925
		11,519,645
Media - 1.9%
Central European Media Enterprises Ltd. - Class A	471,957	1,293,162
China Yida Holding Company	190	580
Cinemark Holdings, Inc.	2,282	67,593

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Media - 1.9% (Continued)
Cumulus Media, Inc. - Class A	125,811	$806,449
Dex Media, Inc.	122,782	899,992
DreamWorks Animation SKG, Inc. - Class A	62,247	1,495,795
Entercom Communications Corporation - Class A	41,565	448,902
Gray Television, Inc.	28,174	316,958
Lamar Advertising Company - Class A	11,218	560,003
Liberty Media Corporation - Class A	444	57,591
McClatchy Company (The) - Class A	70,578	386,767
MDC Partners, Inc. - Class A	66,191	1,616,384
Media General, Inc.	37,694	577,472
New Media Investment Group, Inc.	15,083	215,234
Nexstar Broadcasting Group, Inc. - Class A	63,334	2,523,860
Radio One, Inc. - Class D	165,132	746,397
ReachLocal, Inc.	15,311	153,110
Regal Entertainment Group - Class A	72,935	1,371,178
RRSat Global Communications Network Ltd.	489	4,337
Scholastic Corporation	17,859	587,740
SFX Entertainment, Inc.	7,972	52,296
Sinclair Broadcast Group, Inc. - Class A	54,923	1,468,092
Sizmek, Inc.	100,321	961,075
Thomson Reuters Corporation	12,185	440,853
Tiger Media, Inc.	586	469
VisionChina Media, Inc. - ADR	31,531	622,422
World Wrestling Entertainment, Inc. - Class A	17,530	341,835
YOU On Demand Holdings, Inc.	213,518	634,148
		18,650,694
Multiline Retail - 0.7%
J. C. Penney Company, Inc.	554,613	4,725,303
Sears Canada, Inc.	299	4,413
Sears Holdings Corporation	39,958	1,750,560
Tuesday Morning Corporation	55,608	777,400
		7,257,676
Specialty Retail - 2.1%
Aéropostale, Inc.	118,461	588,751
America's Car-Mart, Inc.	30,241	1,092,910
Birks Group, Inc.	62	75
Books-A-Million, Inc.	7,234	17,072
Buckle, Inc. (The)	12,721	597,760
Cabela's, Inc.	2,734	179,378
CarMax, Inc.	2,181	95,484
Children's Place Retail Stores, Inc. (The)	798	38,304
China Auto Logistics, Inc.	1,210	3,182
Conn's, Inc.	66,480	2,940,410
Container Store Group, Inc. (The)	26,497	731,052
CST Brands, Inc.	301	9,822
Five Below, Inc.	13,618	548,941
Francesca's Holdings Corporation	57,324	937,821
GameStop Corporation - Class A	4,868	193,162
Group 1 Automotive, Inc.	1,051	75,809
hhgregg, Inc.	180,008	1,551,669
Hibbett Sports, Inc.	21,816	1,174,792
Jos. A. Bank Clothiers, Inc.	1,029	66,422

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Specialty Retail - 2.1% (Continued)
Lithia Motors, Inc. - Class A	14,335	$1,064,804
Lumber Liquidators Holdings, Inc.	1,365	118,973
Men's Wearhouse, Inc. (The)	3,422	162,134
Monro Muffler Brake, Inc.	27,118	1,529,455
Office Depot, Inc.	58,146	237,817
RadioShack Corporation	1,998,345	2,857,633
Rent-A-Center, Inc.	68,622	2,004,449
Restoration Hardware Holdings, Inc.	5,094	317,815
Select Comfort Corporation	27,297	502,265
Staples, Inc.	7,358	91,975
Tiffany & Company	4,116	360,109
Tile Shop Holdings, Inc. (The)	88,440	1,246,562
Zumiez, Inc.	1,971	48,191
		21,384,998
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc.	742,832	480,166
Coach, Inc.	949	42,373
CROCS, Inc.	33,287	503,632
Perry Ellis International, Inc.	22,818	344,552
PVH Corporation	345	43,322
Quiksilver, Inc.	150,879	968,643
Tumi Holdings, Inc.	5,861	119,682
Vera Bradley, Inc.	85,302	2,414,046
Wolverine World Wide, Inc.	2,388	67,103
		4,983,519
Consumer Staples - 2.2%
Beverages - 0.0% (a)
Castle Brands, Inc.	2,918	2,670
Craft Brewers Alliance, Inc.	19,724	295,268
Leading Brands, Inc.	31	124
Primo Water Corporation	10,882	48,860
Viña Concha y Toro S.A. - ADR	99	4,148
		351,070
Food & Staples Retailing - 0.5%
Alon Blue Square Israel Ltd. - ADR	300	1,098
Chefs' Warehouse, Inc. (The)	43,092	865,718
Fairway Group Holdings Corporation	41,441	287,186
Fresh Market, Inc. (The)	41,755	1,549,111
Liberator Medical Holdings, Inc.	235,156	910,054
Natural Grocers by Vitamin Cottage, Inc.	4,804	171,022
Roundy's, Inc.	103,527	700,878
Sprouts Farmers Market, Inc.	4,915	157,133
SUPERVALU, Inc.	63,867	446,430
Susser Holdings Corporation	2,977	230,360
Weis Markets, Inc.	538	24,796
		5,343,786
Food Products - 1.2%
Amira Nature Foods Ltd.	19,619	305,272
Annie's, Inc.	67,850	2,205,803
B&G Foods, Inc.	7,799	255,807
Boulder Brands, Inc.	86,140	1,271,426
Calavo Growers, Inc.	17,135	532,727

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Consumer Staples - 2.2% (Continued)
Food Products - 1.2% (Continued)
Campbell Soup Company	2,347	$106,765
Coffee Holding Company, Inc.	68,214	488,412
ConAgra Foods, Inc.	1,261	38,473
Dean Foods Company	96,786	1,533,090
Diamond Foods, Inc.	58,942	1,801,857
Flowers Foods, Inc.	6,029	123,715
Fresh Del Monte Produce, Inc.	46,758	1,350,839
General Mills, Inc.	302	16,012
Keurig Green Mountain, Inc.	375	35,130
Limoneira Company	23,750	545,538
McCormick & Company, Inc.	2,743	195,302
Post Holdings, Inc.	5,191	271,282
S&W Seed Company	30,912	226,894
SkyPeople Fruit Juice, Inc.	465	753
Tianli Agritech, Inc.	323	669
Tootsie Roll Industries, Inc.	10,552	297,461
		11,603,227
Household Products - 0.1%
Clorox Company	2,356	213,689
Harbinger Group, Inc.	55,570	647,947
		861,636
Personal Products - 0.4%
22nd Century Group, Inc.	390,736	1,047,172
China-Biotics, Inc. (b)	535,616	696,301
Female Health Company (The)	103,845	785,068
Herbalife Ltd.	9,900	593,802
USANA Health Sciences, Inc.	10,459	709,748
		3,832,091
Tobacco - 0.0% (a)
Altria Group, Inc.	1,164	46,688
Star Scientific, Inc.	210,813	138,272
Universal Corporation	2,712	147,994
		332,954
Energy - 6.5%
Energy Equipment & Services - 1.1%
Bristow Group, Inc.	13,409	1,029,811
C&J Energy Services, Inc.	23,496	706,290
Cal Dive International, Inc.	915,018	1,354,227
Dawson Geophysical Company	22,258	629,011
Diamond Offshore Drilling, Inc.	20,468	1,117,758
Exterran Holdings, Inc.	22,701	976,597
Frank's International N.V.	3,972	108,952
Hornbeck Offshore Services, Inc.	5,345	221,443
McDermott International, Inc.	341,027	2,465,625
Newpark Resources, Inc.	20,273	244,087
Nuverra Environmental Solutions, Inc.	107,631	1,830,803
Recon Technology Ltd.	15,452	64,899
Tidewater, Inc.	6,485	330,281
Vantage Drilling Company	63,378	105,841
		11,185,625

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Energy - 6.5% (Continued)
Oil, Gas & Consumable Fuels - 5.4%
Alon USA Partners, L.P.	15,753	$290,013
Alpha Natural Resources, Inc.	424,002	1,823,209
American Midstream Partners, L.P.	226	6,118
Amyris, Inc.	760,119	2,675,619
Approach Resources, Inc.	13,749	285,292
Arc Logistics Partners, L.P.	900	20,079
Arch Coal, Inc.	307,983	1,410,562
Atlas Resource Partners, L.P.	931	19,765
Bill Barrett Corporation	10,334	244,709
BioFuel Energy Corporation	22,810	169,478
BP Prudhoe Bay Royalty Trust	6,029	527,417
BPZ Resources, Inc.	596,097	1,609,462
BreitBurn Energy Partners, L.P.	4,619	93,627
CAMAC Energy, Inc.	312,069	212,207
Capital Product Partners, L.P.	21,873	240,603
Cheniere Energy, Inc.	9,201	519,396
Chesapeake Granite Wash Trust	4,397	48,411
China Integrated Energy, Inc.	201,992	133,315
Clean Energy Fuels Corporation	164,779	1,458,294
Cloud Peak Energy, Inc.	25,223	496,641
CONSOL Energy, Inc.	1,311	58,353
Contango Oil & Gas Company	420	20,177
Diamondback Energy, Inc.	2,838	204,166
Emerald Oil, Inc.	192,700	1,362,389
Emerge Energy Services, L.P.	129	9,565
Enbridge Energy Management, LLC	47,234	1,387,735
Endeavour International Corporation	545,179	1,875,416
Energy XXI (Bermuda) Ltd.	12,176	291,372
Evolution Petroleum Corporation	25,265	298,127
Feishang Anthracite Resources Ltd.	12,465	11,254
Forest Oil Corporation	173,089	321,946
Frontline Ltd.	462,075	1,571,055
Gevo, Inc.	197,368	203,289
Global Partners, L.P.	100	4,060
Goodrich Petroleum Corporation	145,303	3,654,370
Green Plains Renewable Energy, Inc.	8,925	266,858
GreenHunter Resources, Inc.	318	299
Gulfport Energy Corporation	376	27,700
Halcon Resources Corporation	418,593	2,310,633
Harvest Natural Resources, Inc.	300,652	1,355,941
Holly Energy Partners, L.P.	13,749	444,230
Hyperdynamics Corporation	17,464	25,323
InterOil Corporation	19,975	1,262,620
Kinder Morgan Management, LLC	5,729	413,650
LinnCo, LLC	63,300	1,744,548
Lucas Energy, Inc.	24,576	15,414
Magnum Hunter Resources Corporation	69,189	588,106
Matador Resources	1,553	44,602
Midcoast Energy Partners, L.P.	6,421	140,491
Midstates Petroleum Company, Inc.	42,800	252,520
Miller Energy Resources, Inc.	130,178	627,458
Navios Maritime Acquisition Corporation	175	621

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Energy - 6.5% (Continued)
Oil, Gas & Consumable Fuels - 5.4% (Continued)
New Source Energy Partners, L.P.	28	$641
Nordic American Tankers Ltd.	191,893	1,656,037
Northern Oil & Gas, Inc.	99,641	1,537,461
Northern Tier Energy, L.P.	11,676	315,369
Oasis Petroleum, Inc.	5,421	252,131
Pacific Ethanol, Inc.	82,067	1,280,245
PDC Energy, Inc.	2,247	143,066
Pembina Pipeline Corporation	6,764	265,960
Penn Virginia Corporation	41,718	694,188
Pioneer Natural Resources Company	271	52,376
QEP Resources, Inc.	1,992	61,134
Quicksilver Resources, Inc.	780,376	2,544,026
Rentech, Inc.	141,343	299,647
Resolute Energy Corporation	46,482	348,615
Rex Energy Corporation	30,082	633,527
Rhino Resource Partners, L.P.	36,819	474,965
Rosetta Resources, Inc.	2,372	112,290
RSP Permina, Inc.	1,059	30,023
San Juan Basin Royalty Trust	45,455	868,645
SandRidge Energy, Inc.	117,783	807,991
SandRidge Mississippian Trust I	84,466	652,922
Scorpio Tankers, Inc.	12,993	117,067
Solazyme, Inc.	184,569	1,985,962
Spectra Energy Partners, L.P.	25,061	1,364,571
Susser Petroleum Partners, L.P.	3,904	162,797
TC PipeLines, L.P.	965	51,184
Teekay Tankers Ltd. - Class A	70,085	244,597
Transatlantic Petroleum Ltd.	2,484	22,753
Ultra Petroleum Corporation	14,451	430,640
Uranerz Energy Corporation	166,249	249,373
Uranium Energy Corporation	231,479	247,683
Uranium Resources, Inc.	175,518	472,143
Ur-Energy, Inc.	185,116	222,139
USEC, Inc.	83,656	282,757
Vanguard Natural Resources, LLC	33,386	1,007,589
Western Refining, Inc.	21,534	936,729
Whiting USA Trust I	272,461	790,137
WPX Energy, Inc.	7,434	158,196
Zion Oil & Gas, Inc.	40,947	91,312
		54,947,393
Financials - 12.1%
Banks - 4.4%
Arrow Financial Corporation	20,474	512,464
Bancorp, Inc. (The)	14,104	223,125
BancorpSouth, Inc.	12,203	285,062
Bank of Hawaii Corporation	14,821	817,675
Bank of the Ozarks, Inc.	54,065	3,238,494
Banner Corporation	2,423	95,805
BNC Bancorp	2,223	36,235
Boston Private Financial Holdings, Inc.	6,671	83,454
Capital City Bank Group, Inc.	33	459
Cardinal Financial Corporation	16,023	269,186

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Banks - 4.4% (Continued)
Center Bancorporation, Inc.	1,763	$32,633
Central Valley Community Bancorp	4	46
City Holding Company	47,108	2,025,173
CoBiz Financial, Inc.	10,748	107,910
Columbia Banking System, Inc.	6,935	172,127
Commerce Bancshares, Inc.	3,296	143,310
Community Bank System, Inc.	59,424	2,209,979
CVB Financial Corporation	31,443	454,666
DNB Financial Corporation	17	335
East West Bancorp, Inc.	357	12,320
Fidelity Southern Corporation	16	211
First BanCorporation (Puerto Rico)	122,538	629,845
First Commonwealth Financial Corporation	22,498	193,258
First Financial Bancorporation	59,828	968,615
First Financial Bankshares, Inc.	44,113	2,604,873
First Financial Holdings, Inc.	3,752	215,627
First Niagara Financial Group, Inc.	3,593	32,050
First of Long Island Corporation (The)	575	20,855
First United Corporation	400	3,304
First West Virginia Bancorp, Inc.	7	126
FirstMerit Corporation	50,065	970,760
Glacier Bancorp, Inc.	43,414	1,114,003
Hanmi Financial Corporation	6,497	138,191
Heartland Financial USA, Inc.	9,904	240,667
Heritage Financial Corporation	62,697	1,013,184
Home BancShares, Inc.	30,080	953,837
Hudson Valley Holding Corporation	1,362	25,006
Independent Bank Corporation (Massachusetts)	33,738	1,252,355
Jacksonville Bancorp, Inc. (Florida)	85	887
Lakeland Bancorp, Inc.	14,698	153,447
Lakeland Financial Corporation	424	15,518
LCNB Corporation	493	7,888
M&T Bank Corporation	2,390	291,604
MB Financial, Inc.	957	25,686
National Bank of Greece S.A. - ADR	143,900	564,088
National Penn Bancshares, Inc.	81,501	796,265
NBT Bancorp, Inc.	1,878	42,537
OFG Bancorp	25,024	426,909
Old National Bancorp	22,357	315,681
OptimumBank Holdings, Inc.	597	740
PacWest Bancorp	34,430	1,355,509
Park National Corporation	26,575	1,927,219
Peoples Bancorp, Inc.	989	25,783
Pinnacle Financial Partners, Inc.	29,795	1,030,013
PrivateBancorp, Inc.	25,245	696,005
Renasant Corporation	19,525	531,471
Republic Bancorp, Inc. - Class A	7,468	179,307
S&T Bancorp, Inc.	5,140	119,556
Simmons First National Corporation - Class A	958	34,641
Southside Bancshares, Inc.	74,455	2,053,479
Sterling Bancorp	40,269	481,617
Texas Capital Bancshares, Inc.	24,190	1,359,236

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Banks - 4.4% (Continued)
Tompkins Financial Corporation	3,107	$146,464
TowneBank	51,130	788,936
TriCo Bancshares	41,735	1,012,074
Trustmark Corporation	99,988	2,286,726
Umpqua Holdings Corporation	43,656	725,999
United Bankshares, Inc.	16,171	473,002
United Community Banks, Inc.	24,188	390,636
Valley National Bancorp	152,758	1,530,635
Washington Trust Bancorp, Inc.	6,115	209,133
Webster Financial Corporation	1,523	45,903
Westamerica Bancorporation	58,496	2,972,767
Wintrust Financial Corporation	717	32,136
Woori Finance Holdings Company Ltd. - ADR	198	6,535
		44,153,257
Capital Markets - 1.7%
American Capital Ltd.	5,000	74,950
Apollo Investment Corporation	60,847	486,168
Ares Capital Corporation	11,648	199,996
Arlington Asset Investment Corporation - Class A	184	4,867
Capitala Finance Corporation	3,749	68,907
Cohen & Steers, Inc.	29,683	1,202,458
Cowen Group, Inc. - Class A	207,289	851,958
Eaton Vance Corporation	7,299	263,275
Federated Investors, Inc. - Class B	9,218	263,082
Fidus Investment Corporation	47,340	867,269
Financial Engines, Inc.	8,484	375,417
Full Circle Capital Corporation	42,711	320,760
FXCM, Inc. - Class A	162,499	2,515,485
GFI Group, Inc.	50,727	188,704
Gladstone Capital Corporation	40,427	390,929
Golub Capital BDC, Inc.	45,690	763,937
Greenhill & Company, Inc.	33,581	1,684,087
GSV Capital Corporation	54,720	480,442
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,780	129,292
Harris & Harris Group, Inc.	3,410	12,242
Harvest Capital Credit Corporation	400	5,764
Hercules Technology Growth Capital, Inc.	19,135	261,767
Horizon Technology Finance Corporation	5,200	68,120
ICG Group, Inc.	1,501	30,590
INTL FCStone, Inc.	31,185	590,020
Janus Capital Group, Inc.	56,961	690,937
KCAP Financial, Inc.	73,601	586,600
Keating Capital, Inc.	1,400	8,862
Main Street Capital Corporation	4,178	131,356
New Mountain Finance Corporation	18,929	270,874
NGP Capital Resources Company	5,568	37,918
PennantPark Floating Rate Capital Ltd.	28,536	396,650
Rand Capital Corporation	19	66
RCS Capital Corporation - Class A	546	18,782
Safeguard Scientifics, Inc.	75,372	1,583,566
Solar Senior Capital Ltd.	19,218	318,058

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Capital Markets - 1.7% (Continued)
TCP Capital Corporation	21,494	$347,988
THL Credit, Inc.	2,191	29,425
TICC Capital Corporation	19,577	188,526
Triangle Capital Corporation	2,462	64,184
WisdomTree Investments, Inc.	19,039	214,950
		16,989,228
Consumer Finance - 0.8%
Atlanticus Holdings Corporation	103,056	250,426
DFC Global Corporation	215,617	2,009,551
Encore Capital Group, Inc.	58,579	2,531,784
EZCORP, Inc. - Class A	94,034	980,775
Imperial Holdings, Inc.	67,626	452,418
JGWPT Holdings, Inc. - Class A	8,289	117,455
World Acceptance Corporation	25,415	1,845,129
		8,187,538
Diversified Financial Services - 0.2%
Citigroup, Inc.	405	19,404
CME Group, Inc.	1,877	132,122
Gain Capital Holdings, Inc.	156,167	1,577,287
Global Eagle Entertainment, Inc.	33,014	364,144
Manhattan Bridge Capital, Inc.	1,376	2,683
		2,095,640
Insurance - 1.8%
Allied World Assurance Company Holdings Ltd.	1,303	140,320
Ambac Financial Group, Inc.	15,388	464,410
Arch Capital Group Ltd.	731	41,901
Arthur J. Gallagher & Company	1,851	83,332
Aviva plc - ADR	5,600	100,408
Axis Capital Holdings Ltd.	1,167	53,390
Brown & Brown, Inc.	3,757	111,883
Cincinnati Financial Corporation	2,585	125,993
Citizens, Inc.	8,363	54,945
eHealth, Inc.	2,147	89,938
First American Financial Corporation	60,017	1,596,452
Greenlight Capital Re Ltd. - Class A	25,863	823,219
HCC Insurance Holdings, Inc.	5,252	241,277
HCI Group, Inc.	50,543	1,955,003
Health Insurance Innovations, Inc. - Class A	1,074	10,837
Infinity Property & Casualty Corporation	2,297	147,398
Lincoln National Corporation	7,399	358,926
Maiden Holdings Ltd.	55,248	651,926
Markel Corporation	627	392,452
Meadowbrook Insurance Group, Inc.	340,658	1,907,685
Montpelier Re Holdings Ltd.	65,631	2,006,996
Phoenix Companies, Inc. (The)	13,809	607,872
Protective Life Corporation	7,155	365,978
StanCorp Financial Group, Inc.	4,718	288,270
Stewart Information Services Corporation	56,268	1,716,174
Sun Life Financial, Inc.	5,507	186,357
Tower Group International Ltd.	999,005	2,457,552
Universal Insurance Holdings, Inc.	45,217	661,525
W.R. Berkley Corporation	1,150	50,876

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Insurance - 1.8% (Continued)
XL Group plc	7,691	$241,113
		17,934,408
Real Estate Investment Trusts (REIT) - 2.2%
Altisource Residential Corporation	36,298	1,020,700
American Capital Agency Corporation	17,342	393,837
American Residential Properties, Inc.	11,359	204,121
Apollo Commercial Real Estate Finance, Inc.	6,479	110,208
Arbor Realty Trust, Inc.	35,199	246,745
Ares Commercial Real Estate Corporation	5,676	72,426
Associated Estates Realty Corporation	387	6,494
Campus Crest Communities, Inc.	101,198	871,315
Capstead Mortgage Corporation	17,767	227,062
CBL & Associates Properties, Inc.	51,371	933,411
Colony Financial, Inc.	17,410	378,667
Columbia Property Trust, Inc.	5,211	147,680
CYS Investments, Inc.	27,814	239,200
Digital Realty Trust, Inc.	8,123	433,768
Douglas Emmett, Inc.	5,926	163,558
DuPont Fabros Technology, Inc.	65,383	1,584,230
Empire State Realty Trust, Inc. - Class A	39,874	610,072
Equity One, Inc.	2,449	55,176
First Industrial Realty Trust, Inc.	7,298	134,064
First Potomac Realty Trust	29,805	388,359
Gaming and Leisure Properties, Inc.	3,195	117,416
Getty Realty Corporation	16,818	318,197
Gladstone Commercial Corporation	852	15,029
Glimcher Realty Trust	7,685	78,310
Government Properties Income Trust	3,308	84,189
Hatteras Financial Corporation	18,235	356,859
HCP, Inc.	4,624	193,561
Health Care REIT, Inc.	2,594	163,655
Healthcare Realty Trust, Inc.	6,010	151,151
iStar Financial, Inc.	81,554	1,211,892
JAVELIN Mortgage Investment Corporation	99,867	1,319,243
Liberty Property Trust	4,689	175,838
Mack-Cali Realty Corporation	9,041	184,165
Medical Properties Trust, Inc.	50,657	683,869
Monmouth Real Estate Investment Corporation - Class A	22,885	214,890
National Health Investors, Inc.	978	60,333
National Retail Properties, Inc.	11,214	382,734
Newcastle Investment Corporation	209,736	941,715
Parkway Properties, Inc.	511	9,637
Pebblebrook Hotel Trust	11,737	404,222
Piedmont Office Realty Trust, Inc. - Class A	61,490	1,082,839
Plum Creek Timber Company, Inc.	345	15,042
RAIT Financial Trust	54,098	442,522
Ramco-Gershenson Properties Trust	27,286	449,673
RE/MAX Holdings, Inc. - Class A	2,295	64,765
Realty Income Corporation	6,739	292,810
Redwood Trust, Inc.	74,582	1,625,888
Retail Properties of America, Inc. - Class A	3,652	52,297
RLJ Lodging Trust	4,626	123,375

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Financials - 12.1% (Continued)
Real Estate Investment Trusts (REIT) - 2.2% (Continued)
Rouse Properties, Inc.	76,500	$1,284,435
Sabra Health Care REIT, Inc.	13	390
Silver Bay Realty Trust Corporation	6,108	91,498
UMH Properties, Inc.	35,355	348,247
Ventas, Inc.	2,246	148,416
Washington Real Estate Investment Trust	11,771	287,919
Weingarten Realty Investors	17,134	534,581
Western Asset Mortgage Capital Corporation	20,011	295,562
ZAIS Financial Corporation	2,052	33,837
		22,462,094
Real Estate Management & Development - 0.2%
Brookfield Office Properties, Inc.	6,294	124,558
Brookfield Property Partners, L.P.	14,198	276,293
China HGS Real Estate, Inc.	508	2,667
China Housing & Land Development, Inc.	76,855	172,924
St. Joe Company (The)	87,144	1,555,520
		2,131,962
Thrifts & Mortgage Finance - 0.8%
Astoria Financial Corporation	782	10,369
Banc of California, Inc.	57,802	726,571
BankUnited, Inc.	11,742	387,369
BofI Holding, Inc.	3,294	265,529
Capitol Federal Financial, Inc.	18,877	227,279
Elmira Savings Bank	100	2,312
Five Oaks Investment Corporation	12,936	150,187
Flushing Financial Corporation	8,329	160,084
Home Loan Servicing Solutions Ltd.	17,729	392,697
Impac Mortgage Holdings, Inc.	2,023	11,673
Nationstar Mortgage Holdings, Inc.	5,000	163,650
Northfield Bancorp, Inc.	889	11,530
Oconee Federal Financial Corporation	16	292
Ocwen Financial Corporation	949	35,967
Radian Group, Inc.	182,994	2,558,256
Rockville Financial, Inc.	39,854	524,479
Security National Financial Corporation - Class A	37,761	146,890
Stonegate Mortgage Corporation	20,057	253,721
TrustCo Bank Corporation	356,519	2,356,591
United Financial Bancorporation, Inc.	7,040	124,186
ViewPoint Financial Group, Inc.	5,944	154,960
		8,664,592
Health Care - 14.4%
Biotechnology - 8.3%
Aastrom Biosciences, Inc.	104,029	407,794
ACADIA Pharmaceuticals, Inc.	19,441	391,347
Achillion Pharmaceuticals, Inc.	339,943	968,838
AEterna Zentaris, Inc.	38,200	43,548
Agios Pharmaceuticals, Inc.	6,437	270,740
AMAG Pharmaceuticals, Inc.	7,109	129,810
Amarin Corporation plc - ADR	99,517	161,218
Anthera Pharmaceuticals, Inc.	6,900	19,527
ARCA Biopharma, Inc.	230,269	370,733
Arena Pharmaceuticals, Inc.	788,223	5,044,627

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Health Care - 14.4% (Continued)
Biotechnology - 8.3% (Continued)
Ariad Pharmaceuticals, Inc.	312,257	$2,270,108
Arrowhead Research Corporation	106,561	1,161,515
Athersys, Inc.	24,208	35,465
BiolineRx Ltd. - ADR	9,331	18,849
BioTime, Inc.	5,571	14,429
Burcon NutraScience Corporation	300	1,201
Cara Therapeutics, Inc.	15,105	217,361
Catalyst Pharmaceutical Partners, Inc.	369,103	767,734
Celldex Therapeutics, Inc.	19,444	291,660
CEL-SCI Corporation	298,706	355,460
Celsion Corporation	569,663	1,891,281
Chelsea Therapeutics International Ltd.	11,442	55,837
ChemoCentryx, Inc.	64,237	352,019
Clovis Oncology, Inc.	5,763	311,605
Conatus Pharmaceuticals, Inc.	2,485	15,283
Cyclacel Pharmaceuticals, Inc.	79,533	264,050
CytRx Corporation	972,126	2,984,427
DARA Biosciences, Inc.	11,070	18,819
Dendreon Corporation	1,629,639	4,204,469
Durata Therapeutics, Inc.	18,826	254,904
Dynavax Technologies Corporation	13,692	22,318
Enanta Pharmaceuticals, Inc.	6,485	241,307
Exact Sciences Corporation	132,793	1,593,516
Exelixis, Inc.	814,326	2,882,714
Fibrocell Science, Inc.	60,682	230,592
Foundation Medicine, Inc.	32,778	955,806
Galectin Therapeutics, Inc.	95,529	1,102,405
Galena Biopharma, Inc.	1,639,329	4,016,356
Genocea Biosciences, Inc.	24	466
GenVec, Inc.	17,086	42,373
Halozyme Therapeutics, Inc.	9,281	69,143
Heat Biologics, Inc.	700	3,815
Horizon Pharma, Inc.	84,252	1,194,693
Idenix Pharmaceuticals, Inc.	305,356	1,682,512
Idera Pharmaceuticals, Inc.	176,309	500,718
ImmunoCellular Therapeutics Ltd.	68,147	79,732
Immunomedics, Inc.	180,695	760,726
Infinity Pharmaceuticals, Inc.	31,319	305,987
Inovio Pharmaceuticals, Inc.	395,540	937,430
Intrexon Corporation	17,638	333,005
Ironwood Pharmaceuticals, Inc.	2,961	32,630
IsoRay, Inc.	713,250	1,718,932
Kamada Ltd.	1,900	27,322
Keryx Biopharmaceuticals, Inc.	111,390	1,645,230
KYTHERA Biopharmaceuticals, Inc.	10,811	352,547
La Jolla Pharmaceutical Company	11,475	104,881
MannKind Corporation	458,973	3,006,273
Mast Therapeutics, Inc.	593,719	340,854
Medgenics, Inc.	2,506	16,339
MEI Pharma, Inc.	122,925	961,273
Merrimack Pharmaceuticals, Inc.	559,781	2,457,439
Metabolix, Inc.	181,332	186,772

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Health Care - 14.4% (Continued)
Biotechnology - 8.3% (Continued)
Mirati Therapeutics, Inc.	6,259	$117,920
Myriad Genetics, Inc.	60,430	2,550,750
NanoViricides, Inc.	202,493	643,928
NeoStem, Inc.	159,668	945,235
Neuralstem, Inc.	182,765	657,954
NewLink Genetics Corporation	25,592	563,024
Northwest Biotherapeutics, Inc.	471,464	2,800,496
Novavax, Inc.	39,968	175,060
NPS Pharmaceuticals, Inc.	2,176	57,925
Ohr Pharmaceutical, Inc.	7,138	67,668
Omeros Corporation	82,286	1,018,701
Oncolytics Biotech, Inc.	112,080	163,637
OncoMed Pharmaceuticals, Inc.	23,435	617,278
Opexa Therapeutics, Inc.	117,157	186,865
OPKO Health, Inc.	309,398	2,558,725
Oragenics, Inc.	3	6
Orexigen Therapeutics, Inc.	34,269	192,592
Organovo Holdings, Inc.	275,004	1,606,023
Osiris Therapeutics, Inc.	64,143	912,755
OXiGENE, Inc.	246,262	797,889
Oxygen Biotherapeutics, Inc.	339,007	1,654,354
Palatin Technologies, Inc.	69,648	87,060
Peregrine Pharmaceuticals, Inc.	110,280	191,887
PharmAthene, Inc.	458	632
Pluristem Therapeutics, Inc.	14,486	51,860
Prana Biotechnology Ltd. - ADR	66,607	117,228
Prosensa Holding N.V.	10,483	73,276
Puma Biotechnology, Inc.	3,800	287,052
Raptor Pharmaceutical Corporation	104,984	868,218
Retrophin, Inc.	16,882	241,244
Rexahn Pharmaceuticals, Inc.	878,229	833,878
Rosetta Genomics Ltd.	128,530	484,558
RXi Pharmaceuticals Corporation	214	698
Sarepta Therapeutics, Inc.	111,304	4,132,718
SciClone Pharmaceuticals, Inc.	169,374	809,608
SIGA Technologies, Inc.	189	542
Spectrum Pharmaceuticals, Inc.	131,104	900,684
Synageva BioPharma Corporation	5,192	448,433
Synergy Pharmaceuticals, Inc.	98,737	443,329
Synta Pharmaceuticals Corporation	485,346	2,043,307
Tekmira Pharmaceuticals Corporation	2,838	37,717
Theravance, Inc.	13,674	368,104
TrovaGene, Inc.	4,900	27,587
Vanda Pharmaceuticals, Inc.	21,832	304,120
Venaxis, Inc.	61,580	128,702
ZIOPHARM Oncology, Inc.	396,607	1,427,785
		83,699,776
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc.	21,378	868,161
Abiomed, Inc.	31,575	748,012
Accuray, Inc.	292,785	2,459,394
Antares Pharma, Inc.	52,284	145,349

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Health Care - 14.4% (Continued)
Health Care Equipment & Supplies - 2.4% (Continued)
AtriCure, Inc.	16,875	$259,875
Bacterin International Holdings, Inc.	830	578
Baxano Surgical, Inc.	35,308	30,012
BIOLASE, Inc.	49,801	96,115
BSD Medical Corporation	443,920	492,751
Cerus Corporation	135,700	587,581
Cesca Therapeutics, Inc.	180,261	295,628
Delcath Systems, Inc.	46,237	165,528
Echo Therapeutics, Inc.	4,813	14,968
Edwards Lifesciences Corporation	1,524	124,160
EnteroMedics, Inc.	59,677	108,612
GenMark Diagnostics, Inc.	121,749	1,089,654
Hansen Medical, Inc.	133,964	278,645
HeartWare International, Inc.	1,335	113,422
IMRIS, Inc.	23	27
Integra LifeSciences Holdings Corporation	906	41,295
Masimo Corporation	4,629	123,872
Mazor Robotics Ltd. - ADR	7,300	131,400
Meridian Bioscience, Inc.	140,606	2,807,902
Navidea Biopharmaceuticals, Inc.	16,010	26,737
Neogen Corporation	5,261	219,778
PhotoMedex, Inc.	87,791	1,326,522
Quidel Corporation	75,719	1,624,173
ResMed, Inc.	9,628	479,956
Rockwell Medical, Inc.	345,636	3,511,662
Sirona Dental Systems, Inc.	3,131	235,514
Stereotaxis, Inc.	161,342	624,394
SurModics, Inc.	1,660	36,122
Synergetics USA, Inc.	74	246
TearLab Corporation	260,787	1,126,600
Unilife Corporation	605,814	1,968,895
Uroplasty, Inc.	2,209	7,687
Vermillion, Inc.	3,600	11,556
Volcano Corporation	24,908	437,384
Wright Medical Group, Inc.	57,771	1,580,037
		24,200,204
Health Care Providers & Services - 1.7%
Air Methods Corporation	29,708	1,653,844
Amedisys, Inc.	45,517	620,397
Bio-Reference Laboratories, Inc.	145,916	3,706,266
BioScrip, Inc.	362,656	2,509,580
Chemed Corporation	32,924	2,741,582
Diversicare Healthcare Services, Inc.	62	433
FAB Universal Corporation (b)	558,610	558,610
Healthways, Inc.	128,058	2,305,044
IPC The Hospitalist Company, Inc.	9,345	378,473
Kindred Healthcare, Inc.	10,433	261,868
Laboratory Corporation of America Holdings	389	38,394
LHC Group, Inc.	2,682	55,732
Omnicare, Inc.	5,225	309,686
Owens & Minor, Inc.	28,960	971,318
Patterson Companies, Inc.	1,741	70,859

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Health Care - 14.4% (Continued)
Health Care Providers & Services - 1.7% (Continued)
Quest Diagnostics, Inc.	5,422	$303,252
Skilled Healthcare Group, Inc. - Class A	2,040	10,526
Tenet Healthcare Corporation	8,109	365,554
Universal American Corporation	12,541	89,919
USMD Holdings, Inc.	26	328
		16,951,665
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.	60,811	925,544
Medidata Solutions, Inc.	10,959	397,921
Veeva Systems, Inc. - Class A	219	4,207
Vocera Communications, Inc.	68,261	1,040,980
		2,368,652
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc.	142,977	2,635,066
Albany Molecular Research, Inc.	60,895	977,974
Apricus Biosciences, Inc.	151,758	336,144
BG Medicine, Inc.	241,952	295,182
BioDelivery Sciences International, Inc.	9,364	83,433
CombiMatrix Corporation	105,544	290,246
Furiex Pharmaceuticals, Inc.	103	10,647
Harvard Bioscience, Inc.	42,150	177,873
Illumina, Inc.	3,105	421,814
Luminex Corporation	10,580	203,242
Pacific Biosciences of California, Inc.	67,164	296,865
QIAGEN N.V.	866	18,965
Sequenom, Inc.	626,896	1,711,426
Techne Corporation	16	1,429
Thermo Fisher Scientific, Inc.	1,036	118,104
		7,578,410
Pharmaceuticals - 1.1%
Acura Pharmaceuticals, Inc.	15,638	21,581
Alexza Pharmaceuticals, Inc.	49,836	212,800
Alimera Sciences, Inc.	211,786	1,287,659
Ampio Pharmaceuticals, Inc.	147,814	900,187
ANI Pharmaceuticals, Inc.	10,404	323,668
Aoxing Pharmaceutical Company, Inc.	1,504	692
Auxilium Pharmaceuticals, Inc.	13,894	312,754
DepoMed, Inc.	2,027	28,398
Endocyte, Inc.	50,107	907,438
GW Pharmaceuticals plc - ADR	9,100	665,210
IntelliPharmaCeutics International, Inc.	171,332	692,181
Mallinckrodt plc	1,144	81,487
Medicines Company (The)	324	8,618
Oculus Innovative Sciences, Inc.	44,194	132,140
Oramed Pharmaceuticals, Inc.	59,691	576,615
Perrigo Company plc	2,410	349,113
POZEN, Inc.	21,836	182,549
Redhill Biopharma Ltd. - ADR	300	4,272
Repros Therapeutics, Inc.	44,693	753,971
Revance Therapeutics, Inc.	1,460	50,049
Supernus Pharmaceuticals, Inc.	122,010	1,001,702
TherapeuticsMD, Inc.	11,917	50,051

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Health Care - 14.4% (Continued)
Pharmaceuticals - 1.1% (Continued)
VIVUS, Inc.	357,509	$1,859,047
XenoPort, Inc.	126,944	515,393
Zogenix, Inc.	27,198	66,363
		10,983,938
Industrials - 10.6%
Aerospace & Defense - 1.0%
AAR Corporation	13,417	347,500
American Science & Engineering, Inc.	854	57,389
Arotech Corporation	97,549	338,495
DigitalGlobe, Inc.	13,212	393,453
Erickson, Inc.	2,176	34,403
GenCorp, Inc.	272,992	4,793,740
Global Defense & National Security Systems, Inc.	1,785	18,136
KEYW Holding Corporation (The)	122,460	1,573,611
LMI Aerospace, Inc.	23,013	313,897
National Presto Industries, Inc.	16,051	1,159,845
Rockwell Collins, Inc.	5,530	429,405
Spirit Aerosystems Holdings, Inc. - Class A	10,552	316,877
TAT Technologies Ltd.	300	2,433
Transdigm Group, Inc.	1,381	245,638
Triumph Group, Inc.	6,862	444,726
		10,469,548
Air Freight & Logistics - 0.4%
Echo Global Logistics, Inc.	76,778	1,501,778
UTi Worldwide, Inc.	106,787	1,045,445
XPO Logistics, Inc.	37,461	1,016,691
		3,563,914
Airlines - 0.3%
American Airlines Group, Inc.	73,849	2,589,884
GOL - Linhas Aéreas Inteligentes S.A. - ADR	54,300	352,950
		2,942,834
Building Products - 0.4%
Apogee Enterprises, Inc.	19	604
Armstrong World Industries, Inc.	23,353	1,227,434
Fortune Brands Home & Security, Inc.	3,814	151,988
Gilbraltar Industries, Inc.	17,444	297,943
Griffon Corporation	16,487	175,422
Owens Corning, Inc.	415	16,953
Quanex Building Products Corporation	17,498	329,662
Trex Company, Inc.	12,227	960,064
Universal Forest Products, Inc.	15,489	782,039
		3,942,109
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	26,499	717,858
ACCO Brands Corporation	234,726	1,438,870
ADT Corporation (The)	10,480	316,915
Brink's Company (The)	622	15,824
Ceco Environmental Corporation	2,751	43,713
Cenveo, Inc.	332,331	1,026,903
China Recycling Energy Corporation	180,905	562,615
Covanta Holding Corporation	36,947	681,672

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
Commercial Services & Supplies - 1.0% (Continued)
Ennis, Inc.	22,150	$331,364
Healthcare Services Group, Inc.	9,953	289,632
HNI Corporation	9,278	326,864
Industrial Services of America, Inc.	58	268
InnerWorkings, Inc.	103,261	743,479
Intersections, Inc.	60,558	340,336
Iron Mountain, Inc.	1,080	30,715
MagneGas Corporation	68,480	89,709
Performant Financial Corporation	60,040	522,948
Pointer Telocation Ltd.	4,747	38,736
Portfolio Recovery Associates, Inc.	9,852	563,042
Standard Register Company (The)	729	5,293
Team, Inc.	329	14,111
Tetra Tech, Inc.	17,010	487,677
United Stationers, Inc.	31,062	1,165,757
Waste Connections, Inc.	796	35,549
Waste Management, Inc.	3,761	167,176
West Corporation	11,380	277,103
		10,234,129
Construction & Engineering - 0.2%
Abengoa, S.A. - ADR	1,166	26,165
Aegion Corporation	7,114	181,336
Ameresco, Inc. - Class A	502	3,218
EMCOR Group, Inc.	1,819	83,656
Layne Christensen Company	87,547	1,525,069
Northwest Pipe Company	4,802	171,767
Pike Corporation	899	8,630
		1,999,841
Electrical Equipment - 2.2%
AZZ, Inc.	10,956	475,710
Capstone Turbine Corporation	937,719	1,931,701
China BAK Battery, Inc.	49,507	123,767
Enphase Energy, Inc.	316,732	2,391,327
Franklin Electric Company, Inc.	4,484	173,396
FuelCell Energy, Inc.	924,848	2,099,405
Global Power Equipment Group, Inc.	1,383	24,244
GrafTech International Ltd.	192,664	2,159,763
Highpower International, Inc.	155,548	735,742
Hydrogenics Corporation	36,327	765,773
II-VI, Inc.	3,114	44,842
Lime Energy Company	1,000	2,890
Ocean Power Technologies, Inc.	181,313	489,545
Plug Power, Inc.	664,493	3,089,892
Polypore International, Inc.	53,004	1,838,179
Power Solutions International, Inc.	1,741	144,068
Real Goods Solar, Inc. - Class A	529,702	1,552,027
Revolution Lighting Technologies, Inc.	787,556	2,291,788
SolarCity Corporation	8,838	470,624
Trina Solar Ltd. - ADR	25,113	280,763
Yingli Green Energy Holding Company Ltd. - ADR	234,383	801,590
		21,887,036

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
Industrial Conglomerates - 0.0% (a)
Carlisle Companies, Inc.	717	$58,973
Raven Industries, Inc.	1,235	38,162
		97,135
Machinery - 2.6%
Accuride Corporation	133,929	755,360
Actuant Corporation - Class A	40,444	1,369,434
Adept Technology, Inc.	53,433	639,059
Albany International Corporation - Class A	10,694	384,770
American Railcar Industries, Inc.	1,815	126,034
ARC Group Worldwide, Inc.	1,789	74,100
Barnes Group, Inc.	9,296	358,082
Briggs & Stratton Corporation	83,934	1,793,670
China Valves Technology, Inc.	40,338	43,565
Deere & Company	2,751	256,778
Dynamic Materials Corporation	12,722	256,984
Energy Recovery, Inc.	135,467	692,236
EnPro Industries, Inc.	17,171	1,222,747
ESCO Technologies, Inc.	6,767	226,153
ExOne Company (The)	149,557	5,165,699
Harsco Corporation	39,391	942,627
Joy Global, Inc.	8,161	492,761
Kennametal, Inc.	3,924	183,368
Lindsay Corporation	25,010	2,204,131
Miller Industries, Inc.	53	1,027
Mueller Industries, Inc.	43,773	1,266,791
Navistar International Corporation	36,801	1,395,862
PMFG, Inc.	3,864	21,909
RBC Bearings, Inc.	342	21,293
Sun Hydraulics Corporation	5,889	240,742
Tecumseh Products Company - Class A	3,055	18,361
Tennant Company	6,135	391,352
Titan International, Inc.	52,695	922,689
Valmont Industries, Inc.	1,099	163,652
voxeljet AG - ADR	91,353	1,436,069
Watts Water Technologies, Inc. - Class A	6,026	320,583
Westport Innovations, Inc.	194,999	2,558,387
		25,946,275
Marine - 0.4%
Box Ships, Inc.	5,735	9,061
Diana Containerships, Inc.	27,900	105,044
Eagle Bulk Shipping, Inc.	604,310	1,764,585
FreeSeas, Inc.	144,201	178,809
Genco Shipping & Trading Ltd.	892,169	1,472,079
Navios Maritime Partners, L.P.	17,640	333,925
Seanergy Maritime Holdings Corporation	182	306
		3,863,809
Professional Services - 1.0%
Acacia Research Corporation	213,440	3,423,577
Advisory Board Company (The)	8,896	509,385
CBIZ, Inc.	317,360	2,719,775
Corporate Resource Services, Inc.	55,279	148,148
Dun & Bradstreet Corporation (The)	539	59,700

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
Professional Services - 1.0% (Continued)
FTI Consulting, Inc.	35,474	$1,216,758
IHS, Inc. - Class A	836	100,847
Kforce, Inc.	29,362	678,849
Odyssey Marine Exploration, Inc.	712,604	1,560,603
Spherix, Inc.	110,924	175,260
		10,592,902
Road & Rail - 0.4%
Heartland Express, Inc.	19,387	421,861
J.B. Hunt Transport Services, Inc.	1,845	140,405
Kansas City Southern	385	38,839
Knight Transportation, Inc.	6,714	159,323
Roadrunner Transportation Systems, Inc.	38,723	953,747
USA Truck, Inc.	42,471	707,567
YRC Worldwide, Inc.	52,870	1,185,874
		3,607,616
Trading Companies & Distributors - 0.6%
Aceto Corporation	21,400	468,232
Armco Metals Holdings, Inc.	986	296
Beacon Roofing Supply, Inc.	12,400	441,192
Euro Tech Holdings Company Ltd.	1,211	5,244
Fastenal Company	8,447	423,026
General Finance Corporation	571	5,070
Kaman Corporation	18,379	771,367
MSC Industrial Direct Company, Inc. - Class A	1,850	168,461
Rush Enterprises, Inc. - Class A	17,786	570,930
Titan Machinery, Inc.	203,427	3,588,452
		6,442,270
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	14,650	135,220
Sino-Global Shipping America Ltd.	5,499	14,132
Wesco Aircraft Holdings, Inc.	56,369	1,142,036
		1,291,388
Information Technology - 13.2%
Communications Equipment - 1.6%
ADTRAN, Inc.	37,439	839,757
Alliance Fiber Optic Products, Inc.	67,729	1,301,751
Ambient Corporation	344	337
Aruba Networks, Inc.	72,084	1,425,101
Black Box Corporation	19,457	413,656
CalAmp Corporation	63,398	1,125,314
Calix, Inc.	7,178	63,238
Ciena Corporation	50,114	990,754
Cisco Systems, Inc.	4,447	102,770
Comtech Telecommunications Corporation	3,414	108,395
Echostar Corporation - Class A	24,016	1,079,759
EMCORE Corporation	105,245	508,333
Finisar Corporation	5,033	131,613
Infinera Corporation	168,144	1,506,570
InterDigital, Inc.	45,569	1,582,156
Ituran Location and Control Ltd.	22	528
KVH Industries, Inc.	3,559	48,082
NETGEAR, Inc.	2,004	64,729

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Information Technology - 13.2% (Continued)
Communications Equipment - 1.6% (Continued)
Oplink Communications, Inc.	5,884	$100,852
Palo Alto Networks, Inc.	6,611	420,327
ParkerVision, Inc.	726,503	3,312,854
Procera Networks, Inc.	109,768	1,016,452
ZST Digital Networks, Inc.	36,656	40,322
		16,183,650
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics, Inc.	839	47,613
ClearSign Combustion Corporation	63,686	588,459
Cognex Corporation	819	28,198
Control4 Corporation	27,590	487,239
Document Security Systems, Inc.	200,217	254,276
DTS, Inc.	37,905	705,412
Electro Scientific Industries, Inc.	55,120	467,418
FARO Technologies, Inc.	12,266	489,413
FLIR Systems, Inc.	235	7,999
InvenSense, Inc.	106,007	2,282,331
IPG Photonics Corporation	6,456	417,251
Littelfuse, Inc.	3,999	362,109
Magal Security Systems Ltd.	78	286
Maxwell Technologies, Inc.	54,043	813,888
Measurement Specialties, Inc.	11	708
MTS Systems Corporation	7,223	465,667
Neonode, Inc.	413,026	2,209,689
Parametric Sound Corporation	65,631	604,462
RadiSys Corporation	12,406	39,699
RealD, Inc.	92,799	1,017,077
Research Frontiers, Inc.	72,769	331,099
Rofin-Sinar Technologies, Inc.	72,721	1,614,406
Schmitt Industries, Inc.	200	576
Speed Commerce, Inc.	5,014	16,546
SuperCom Ltd.	19,398	153,632
Superconductor Technologies, Inc.	64,214	145,124
SYNNEX Corporation	18,596	1,252,999
TTM Technologies, Inc.	227,223	1,792,790
Uni-Pixel, Inc.	278,619	1,524,046
Universal Display Corporation	55,186	1,437,595
		19,558,007
Internet Software & Services - 2.0%
Angie's List, Inc.	119,726	1,354,101
Bazaarvoice, Inc.	194,323	1,305,850
ChannelAdvisor Corporation	700	18,368
Chegg, Inc.	7,955	41,923
ChinaCache International Holdings Ltd. - ADR	21,137	291,691
Conversant, Inc.	11,574	282,868
eGain Corporation	768	5,023
Equinix, Inc.	1,469	275,893
Gogo, Inc.	31,670	428,178
Innodata, Inc.	705	2,376
Internap Network Services Corporation	27,236	183,026
j2 Global, Inc.	47,105	2,183,788
LinkedIn Corporation - Class A	457	70,136

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Information Technology - 13.2% (Continued)
Internet Software & Services - 2.0% (Continued)
Liquidity Services, Inc.	104,377	$1,800,503
LiveDeal, Inc.	94,363	418,972
LookSmart Ltd.	300	501
Marin Software, Inc.	91,638	859,564
MeetMe, Inc.	157,908	438,984
Millennial Media, Inc.	351,480	2,245,957
Monster Worldwide, Inc.	83,572	575,811
OpenTable, Inc.	3,245	217,934
Piksel, Inc. - Series A-2 (b)	346,880	–
Professional Diversity Network, Inc.	45	158
Rocket Fuel, Inc.	12,037	386,027
Shutterstock, Inc.	167	12,109
Spark Networks, Inc.	37,113	168,122
StarTek, Inc.	797	5,539
Textura Corporation	42,981	765,492
Trulia, Inc.	64,183	2,182,222
Twitter, Inc.	43,128	1,680,698
Vistaprint N.V.	24,642	972,620
Web.com Group, Inc.	2,299	70,602
WebMD Health Corporation	7,409	326,663
Weibo Corporation - ADR	10,000	195,600
Wix.com Ltd.	12	246
Xoom Corporation	17,312	386,231
Zix Corporation	134,879	442,403
		20,596,179
IT Services - 1.2%
Acorn Energy, Inc.	19,761	45,846
BitAuto Holdings Ltd. - ADR	11,471	411,006
Blackhawk Network Holdings, Inc.	68,911	1,653,175
CACI International, Inc. - Class A	19,312	1,345,081
Cass Information Systems, Inc.	258	13,032
CIBER, Inc.	174,867	755,425
Computer Task Group, Inc.	24,624	389,305
CSG Systems International, Inc.	2,005	52,852
Euronet Worldwide, Inc.	12,982	597,042
Forrester Research, Inc.	25,707	910,799
Heartland Payment Systems, Inc.	52,405	2,145,461
Helios and Matheson Analytics, Inc.	146	623
Higher One Holdings, Inc.	40,565	242,984
InterCloud Systems, Inc.	92,075	374,745
International Business Machines Corporation	797	156,587
Jack Henry & Associates, Inc.	1,809	99,784
JetPay Corporation	73	150
Leidos Holdings, Inc.	12,783	476,039
ManTech International Corporation - Class A	13,471	401,840
NeuStar, Inc. - Class A	30,335	780,216
Teradata Corporation	9,731	442,371
Total System Services, Inc.	2,526	80,251
Unisys Corporation	1,902	46,352
Western Union Company (The)	7,488	118,835
WidePoint Corporation	27,692	38,215

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Information Technology - 13.2% (Continued)
IT Services - 1.2% (Continued)
WPCS International, Inc.	28,400	$30,388
		11,608,404
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.	803,396	3,285,890
Ambarella, Inc.	7,110	176,683
Applied Micro Circuits Corporation	135,131	1,312,122
ASM International N.V.	100	4,353
Camtek Ltd.	354,247	1,101,708
Canadian Solar, Inc.	11,293	306,266
Cirrus Logic, Inc.	30,223	673,973
Cohu, Inc.	2,974	30,632
CSR plc - ADR	532	20,594
CVD Equipment Corporation	3,587	47,886
Daqo New Energy Corporation - ADR	4,400	180,708
Entropic Communications, Inc.	28,043	103,479
Exar Corporation	105,498	1,141,488
EZchip Semiconductor Ltd.	20,102	481,443
Global-Tech Advanced Innovations, Inc.	100	579
GT Advanced Technologies, Inc.	105,564	1,753,418
Hanwha SolarOne Company Ltd. - ADR	37,613	97,794
Himax Technologies, Inc. - ADR	37,819	329,782
Hittite Microwave Corporation	2,056	122,044
Intel Corporation	1,625	43,371
JA Solar Holdings Company Ltd. - ADR	102,300	985,149
JinkoSolar Holding Company Ltd. - ADR	12,834	345,235
Kopin Corporation	14,100	45,966
Mellanox Technologies Ltd.	2,164	75,675
Microchip Technology, Inc.	5,933	282,055
MKS Instruments, Inc.	10,355	291,493
Montage Technology Group Ltd.	49,766	1,034,635
MoSys, Inc.	147,150	575,356
Peregrine Semiconductor Corporation	12,494	67,093
Photronics, Inc.	264,226	2,293,482
Pixelworks, Inc.	93,311	478,685
QuickLogic Corporation	325,208	1,538,234
Rubicon Technology, Inc.	258,641	2,620,033
Rudolph Technologies, Inc.	176,454	1,607,496
Semtech Corporation	2,073	49,711
Spansion, Inc. - Class A	22,069	393,490
SunPower Corporation	60,900	2,035,278
Teradyne, Inc.	26,116	461,470
Tessera Technologies, Inc.	10,976	240,704
Ultratech, Inc.	79,485	2,115,891
Veeco Instruments, Inc.	36,786	1,359,978
		30,111,322
Software - 3.0%
Allot Communications Ltd.	818	11,158
AVG Technologies N.V.	43,965	823,464
Barracuda Networks, Inc.	49,271	1,272,670
BluePhoenix Solutions Ltd.	571	2,472
Bottomline Technologies, Inc.	41,947	1,327,203
BroadSoft, Inc.	15,666	397,603

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Information Technology - 13.2% (Continued)
Software - 3.0% (Continued)
Cadence Design Systems, Inc.	1,257	$19,559
China Mobile Games & Entertainment Group Ltd. - ADR	9,500	161,785
CommVault Systems, Inc.	5,599	270,992
Concur Technologies, Inc.	1,867	150,237
Cyan, Inc.	223,848	935,685
Datawatch Corporation	51,909	702,329
Ebix, Inc.	245,691	3,877,004
Ellie Mae, Inc.	27,107	661,140
FireEye, Inc.	2,393	93,949
Fleetmatics Group plc	20,866	626,606
Gigamon, Inc.	18,300	288,591
Glu Mobile, Inc.	252,641	1,010,564
Jive Software, Inc.	113,419	848,374
Magic Software Enterprises Ltd.	24,710	199,904
Mitek Systems, Inc.	386,004	1,258,373
NQ Mobile, Inc. - ADR	210,772	2,605,142
Nuance Communications, Inc.	9,504	152,919
Park City Group, Inc.	24,589	248,595
Qualys Inc.	6,931	133,699
RealPage, Inc.	16,489	292,680
Rosetta Stone, Inc.	25,045	298,286
salesforce.com, inc.	6,691	345,590
SeaChange International, Inc.	53,719	503,347
ServiceNow, Inc.	6,897	342,919
Splunk, Inc.	327	17,844
Tangoe, Inc.	67,054	1,008,492
Taomee Holdings Ltd. - ADR	4,281	22,647
VirnetX Holding Corporation	348,743	5,492,702
Voltari Corporation	27,986	97,951
Vringo, Inc.	664,869	2,719,314
Workday, Inc. - Class A	4,736	346,060
Zynga, Inc. - Class A	169,603	686,892
		30,254,741
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corporation	16,873	798,768
Electronics for Imaging, Inc.	13,260	501,095
Fusion-io, Inc.	168,615	1,455,148
Nimble Storage, Inc.	1,375	33,894
Quantum Corporation	184,720	199,498
Silicon Graphics International Corporation	84,714	1,023,345
Violin Memory, Inc.	206,027	741,697
		4,753,445
Materials - 3.8%
Chemicals - 0.8%
Albemarle Corporation	1,034	69,319
American Vanguard Corporation	76,930	1,370,123
Clean Diesel Technologies, Inc.	154,134	369,922
Flotek Industries, Inc.	1,656	46,385
Gulf Resources, Inc.	8,505	15,649
Intrepid Potash, Inc.	203,118	3,310,823
Landec Corporation	30,916	366,664
LSB Industries, Inc.	893	34,104

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Materials - 3.8% (Continued)
Chemicals - 0.8% (Continued)
Marrone Bio Innovations, Inc.	2,582	$31,449
NewMarket Corporation	594	221,158
OCI Partners, L.P.	5,933	129,399
Olin Corporation	30,231	849,491
Rentech Nitrogen Partners, L.P.	3,231	58,417
Scotts Miracle-Gro Company (The) - Class A	5,478	335,308
Senomyx, Inc.	45,174	369,975
W.R. Grace & Company	1,080	99,468
Yongye International, Inc.	47,817	334,241
Zep, Inc.	7,498	129,640
		8,141,535
Construction Materials - 0.2%
James Hardie Industries plc - ADR	100	6,414
Tecnoglass, Inc.	73	756
Texas Industries, Inc.	19,496	1,690,303
US Concrete, Inc.	8,348	205,528
		1,903,001
Containers & Packaging - 0.1%
AptarGroup, Inc.	2,941	198,282
Bemis Company, Inc.	1,464	58,912
Greif, Inc. - Class A	19,946	1,080,874
		1,338,068
Metals & Mining - 2.4%
A.M. Castle & Company	130,542	1,603,056
AK Steel Holding Corporation	228,308	1,598,156
Allied Nevada Gold Corporation	252,005	854,297
Century Aluminum Company	4,145	56,994
China Precision Steel, Inc.	7,845	16,161
Cliffs Natural Resources, Inc.	110,185	1,952,478
Coeur Mining, Inc.	205,822	1,782,418
Commercial Metals Company	46,680	896,256
Comstock Mining, Inc.	128	227
Energy Fuels, Inc.	1,604	12,399
General Moly, Inc.	13,615	14,976
General Steel Holdings, Inc.	568	585
Gold Resource Corporation	97,398	449,005
Golden Star Resources Ltd.	363,025	207,287
Great Northern Iron Ore Properties	1,962	33,962
Horsehead Holding Corporation	61,245	954,810
Kaiser Aluminum Corporation	8,175	575,520
Molycorp, Inc.	1,114,824	5,295,414
North American Palladium Ltd.	1,705,321	494,543
NovaGold Resources, Inc.	37,306	131,690
OCI Resources, L.P.	800	17,560
Olympic Steel, Inc.	11,335	298,791
Paramount Gold and Silver Corporation	241,417	243,831
Pretium Resources, Inc.	107,491	698,691
Revett Minerals, Inc.	621	509
RTI International Metals, Inc.	61,657	1,736,261
Schnitzer Steel Industries, Inc. - Class A	3,103	87,101
Seabridge Gold, Inc.	56,242	449,374
Silver Bull Resources, Inc.	1,577	520

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Materials - 3.8% (Continued)
Metals & Mining - 2.4% (Continued)
Silver Standard Resources, Inc.	816	$8,087
SinoCoking Coal and Coke Chemical Industries, Inc.	111,223	130,131
Tahoe Resources, Inc.	652	14,540
Tanzanian Royalty Exploration Corporation	165,160	360,049
Thompson Creek Metals Company, Inc.	326,384	874,709
United States Antimony Corporation	6,169	12,338
Walter Energy, Inc.	313,472	2,256,998
		24,119,724
Paper & Forest Products - 0.3%
Louisiana-Pacific Corporation	102,405	1,678,418
MeadWestvaco Corporation	1,655	64,661
Orient Paper, Inc.	52,733	123,923
Pope Resources, L.P.	30	2,047
Verso Paper Corporation	206,316	561,179
Wausau Paper Corporation	70,380	841,745
		3,271,973
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.5%
8x8, Inc.	21,977	213,177
Atlantic Tele-Network, Inc.	9,147	541,228
Consolidated Communications Holdings, Inc.	27,159	541,007
Elephant Talk Communications Corporation	15,286	16,356
Fairpoint Communications, Inc.	19,031	259,583
Hawaiian Telcom Holdco, Inc.	10,200	271,524
inContact, Inc.	23,904	197,208
Iridium Communications, Inc.	149,813	999,253
magicJack VocalTec Ltd.	66,304	1,172,255
Otelco, Inc. - Class A	662	3,316
Radcom Ltd.	171	944
xG Technology, Inc.	152,028	244,765
		4,460,616
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc.	24,185	159,621
NII Holdings, Inc.	1,144,938	984,532
NTELOS Holdings Corporation	63,254	872,273
SBA Communications Corporation - Class A	1,136	101,967
Sprint Corporation	4,543	38,616
Telephone & Data Systems, Inc.	14,186	385,717
United States Cellular Corporation	17,248	716,482
		3,259,208
Utilities - 1.0%
Electric Utilities - 0.2%
ALLETE, Inc.	5,501	284,732
Empire District Electric Company (The)	11,896	289,311
Hawaiian Electric Industries, Inc.	15,011	360,114
MGE Energy, Inc.	671	25,646
Portland General Electric Company	36,263	1,213,722
Southern Company	341	15,628
UIL Holdings Corporation	1,439	52,854
UNS Energy Corporation	2,348	141,021
		2,383,028

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 75.1% (Continued)	Shares	Value
Utilities - 1.0% (Continued)
Gas Utilities - 0.4%
AGL Resources, Inc.	3,748	$202,392
AmeriGas Partners, L.P.	11,400	528,732
China Natural Gas, Inc.	1,282	1,026
Ferrellgas Partners, L.P.	41,850	1,039,972
Northwest Natural Gas Company	33,522	1,484,019
Piedmont Natural Gas Company, Inc.	8,733	312,554
WGL Holdings, Inc.	3,933	156,494
		3,725,189
Independent Power and Renewable Electricity Producers - 0.2%
American DG Energy, Inc.	115	282
NRG Energy, Inc.	4,002	130,945
Ormat Technologies, Inc.	56,589	1,509,795
		1,641,022
Multi-Utilities - 0.2%
Black Hills Corporation	859	49,607
Consolidated Edison, Inc.	3,394	196,954
Just Energy Group, Inc.	163,650	1,301,017
PG&E Corporation	3,075	140,158
SCANA Corporation	817	43,857
TECO Energy, Inc.	8,480	152,301
Wisconsin Energy Corporation	1,171	56,770
		1,940,664
Water Utilities - 0.0% (a)
California Water Service Group	11,308	254,430
York Water Company	419	8,384
		262,814

Total Common Stocks (Proceeds $910,015,472)		$759,623,809

PREFERRED STOCKS - 0.0% (a)	Shares	Value
Cabco Trust for J. C. Penney, 7.625%	22	$395
Stanley Black & Decker, Inc., 6.25%	1,804	201,741
Total Preferred Stocks (Proceeds $192,281)		$202,136

RIGHTS - 0.0% (a)	Shares	Value
Accelerate Diagnostics, Inc. (b)	7,443	$12,132
Empire Resorts, Inc. (b)	3,705	1,927
Total Rights (Proceeds $–)		$14,059

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

WARRANTS - 0.0% (a)	Shares	Value
American International Group, Inc.	854	18,993
Magnum Hunter Resources Corporation (b)	15,689	–
Total Warrants (Proceeds $14,295)		$18,993

Total Securities Sold Short - 75.1% (Proceeds $910,222,048)		$759,858,997

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is ($1,268,970) at April 30, 2014, representing (0.1%) of net assets (Note 2).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2014 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	05/20/2014	1,091	$16,332,270	$1,550,167
CBOE Volatility Index (VIX) Future	06/17/2014	1,625	25,496,250	2,101,354
E-Mini S&P 500 Future	06/20/2014	1,187	111,563,162	(2,075,864)

Total Futures Contracts Sold Short			$153,391,682	$1,575,657

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2014(Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Consumer Discretionary - 16.0%
Auto Components - 3.4%
American Axle & Manufacturing Holdings, Inc. (a)	10,010	$176,677
Cooper Tire & Rubber Company	9,181	230,902
Drew Industries, Inc.	4,433	223,069
Federal-Mogul Holdings Corporation (a)	7,592	130,734
Gentherm, Inc. (a)	13,173	478,839
Modine Manufacturing Company (a)	18,253	300,809
Motorcar Parts of America, Inc. (a)	11,919	327,057
Remy International, Inc.	8,603	228,152
Shiloh Industries, Inc. (a)	11,766	232,261
Standard Motor Products, Inc.	356	13,524
STRATTEC Security Corporation	3,071	205,174
Superior Industries International, Inc.	12,930	273,340
Tower International, Inc. (a)	11,658	324,209
Visteon Corporation (a)	4	347
		3,145,094
Distributors - 0.3%
Core-Mark Holding Company, Inc.	2,886	232,438

Diversified Consumer Services - 0.7%
Ascent Capital Group, Inc. - Class A (a)	1,348	92,702
Bright Horizons Family Solutions, Inc. (a)	5,294	215,889
ITT Educational Services, Inc. (a)	640	17,280
JTH Holding, Inc. - Class A (a)	3,747	101,918
Steiner Leisure Ltd. (a)	4,279	184,725
		612,514
Hotels, Restaurants & Leisure - 3.4%
Carrols Restaurant Group, Inc. (a)	1,323	8,877
Century Casinos, Inc. (a)	34,473	205,114
Choice Hotels International, Inc.	1,383	61,101
Del Frisco's Restaurant Group, Inc. (a)	7,209	187,506
DineEquity, Inc.	4,525	343,040
Einstein Noah Restaurant Group, Inc.	13,492	207,237
Jack in the Box, Inc. (a)	1,101	58,947
Kona Grill, Inc. (a)	9,694	227,324
Marcus Corporation	12,998	217,457
Marriott Vacations Worldwide Corporation (a)	4,248	231,431
Papa John's International, Inc.	8,086	354,652
Penn National Gaming, Inc. (a)	7,136	79,638
Red Robin Gourmet Burgers, Inc. (a)	2,667	181,303
Ruby Tuesday, Inc. (a)	18,822	145,118
Ruth's Hospitality Group, Inc.	19,447	244,838
Scientific Games Corporation - Class A (a)	15,812	189,428
Speedway Motorsports, Inc.	290	5,275
Texas Roadhouse, Inc.	9,084	224,738
		3,173,024
Household Durables - 1.8%
Cavco Industries, Inc. (a)	530	41,313
CSS Industries, Inc.	1,122	26,894
Dixie Group, Inc. (The) (a)	14,452	217,792

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Consumer Discretionary - 16.0%(Continued)
Household Durables - 1.8% (Continued)
Flexsteel Industries, Inc.	7,101	$243,706
Helen of Troy Ltd. (a)	3,487	218,635
Libbey, Inc. (a)	6,908	184,236
Lifetime Brands, Inc.	11,789	225,170
Universal Electronics, Inc. (a)	6,776	253,084
WCI Communities, Inc. (a)	9,987	191,451
William Lyon Homes - Class A (a)	817	21,324
		1,623,605
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.COM, Inc. - Class A (a)	40,984	223,363
Blue Nile, Inc. (a)	2,855	99,154
Shutterfly, Inc. (a)	3,712	151,932
ValueVision Media, Inc. - Class A (a)	20,388	95,416
		569,865
Leisure Products - 0.1%
Escalade, Inc.	1,915	28,189
LeapFrog Enterprises, Inc. (a)	953	6,528
Nautilus, Inc. (a)	3,576	29,788
		64,505
Media - 1.8%
A.H. Belo Corporation - Class A	20,216	232,686
Carmike Cinemas, Inc. (a)	9,327	276,639
Clear Channel Outdoor Holdings, Inc. - Class A	7,570	60,711
E.W. Scripps Company (The) - Class A (a)	4,566	78,216
Entravision Communications Corporation - Class A	29,014	154,064
Global Sources Ltd. (a)	1,829	16,260
Journal Communications, Inc. - Class A (a)	26,478	212,354
Loral Space & Communications, Inc. (a)	3,178	228,784
Martha Stewart Living Omnimedia, Inc. - Class A (a)	4,775	18,670
McClatchy Company (The) - Class A (a)	6,277	34,398
New York Times Company (The) - Class A	14,599	234,752
Saga Communications, Inc. - Class A	3,397	150,487
		1,698,021
Multiline Retail - 0.0% (b)
Bon-Ton Stores, Inc. (The)	124	1,364

Specialty Retail - 2.6%
Aaron's, Inc.	6,279	185,042
Abercrombie & Fitch Company - Class A	5,979	219,788
Barnes & Noble, Inc. (a)	10,854	178,006
Build-A-Bear Workshop, Inc. (a)	9,399	105,457
Chico's FAS, Inc.	14,331	227,576
Destination Maternity Corporation	5,751	141,820
Destination XL Group, Inc. (a)	3,477	18,776
DSW, Inc. - Class A	68	2,270
Finish Line, Inc. (The) - Class A	8,207	225,939
Kirkland's, Inc. (a)	3,928	67,208
New York & Company, Inc. (a)	21,516	90,152
Stage Stores, Inc.	7,322	140,436
Trans World Entertainment Corporation	8	26

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Consumer Discretionary - 16.0%(Continued)
Specialty Retail - 2.6% (Continued)
Vitamin Shoppe, Inc. (a)	5,140	$246,103
Winmark Corporation	2,730	207,098
Zale Corporation (a)	9,953	212,895
Zumiez, Inc. (a)	4,641	113,472
		2,382,064
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	4,955	74,969
Deckers Outdoor Corporation (a)	2,670	210,796
G-III Apparel Group Ltd. (a)	3,101	222,559
Iconix Brand Group, Inc. (a)	2,110	89,675
Movado Group, Inc.	5,488	215,569
Perry Ellis International, Inc. (a)	51	770
R.G. Barry Corporation	3,563	65,132
Skechers U.S.A., Inc. - Class A (a)	5,777	236,799
Unifi, Inc. (a)	2,854	63,188
		1,179,457
Consumer Staples - 2.8%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	2,788	229,257

Food & Staples Retailing - 0.5%
Ingles Markets, Inc. - Class A	9,947	228,681
Spartan Stores, Inc.	9,320	200,753
Village Super Market, Inc. - Class A	11	266
		429,700
Food Products - 1.0%
Cal-Maine Foods, Inc.	2,241	133,631
Farmer Brothers Company (a)	845	16,655
Inventure Foods, Inc. (a)	9,700	116,594
J & J Snack Foods Corporation	2,415	226,044
Limoneira Company	175	4,020
Omega Protein Corporation (a)	13,379	151,985
Seneca Foods Corporation - Class A (a)	6,048	171,763
Snyder's-Lance, Inc.	2,515	66,798
		887,490
Household Products - 0.0% (b)
Central Garden & Pet Company - Class A (a)	2,279	18,847
Orchids Paper Products Company	518	13,919
WD-40 Company	64	4,662
		37,428
Personal Products - 1.0%
Elizabeth Arden, Inc. (a)	5,315	195,273
Female Health Company (The)	501	3,788
IGI Laboratories, Inc. (a)	47,190	237,366
Inter Parfums, Inc.	6,458	236,298
Nutraceutical International Corporation (a)	1,358	33,841
Revlon, Inc. - Class A (a)	8,177	246,455
		953,021

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Consumer Staples - 2.8%(Continued)
Tobacco - 0.1%
Universal Corporation	1,112	$60,682

Energy - 7.7%
Energy Equipment & Services - 3.2%
Bolt Technology Corporation	815	13,757
Era Group, Inc. (a)	7,746	221,148
Geospace Technologies Corporation (a)	695	40,400
Gulf Island Fabrication, Inc.	3,319	66,579
Gulfmark Offshore, Inc. - Class A	3,899	175,494
Helix Energy Solutions Group, Inc. (a)	9,387	225,664
ION Geophysical Corporation (a)	29,683	130,605
Key Energy Services, Inc. (a)	22,936	230,278
Matrix Service Company (a)	7,161	221,776
Natural Gas Services Group, Inc. (a)	6,924	212,498
Parker Drilling Company (a)	34,509	228,795
Pioneer Energy Services Corporation (a)	33,221	497,318
RigNet, Inc. (a)	4,537	212,150
Tesco Corporation (a)	7,574	151,480
Willbros Group, Inc. (a)	25,584	284,238
		2,912,180
Oil, Gas & Consumable Fuels - 4.5%
Abraxas Petroleum Corporation (a)	43,353	236,707
Adams Resources & Energy, Inc.	3,403	245,220
Alon USA Energy, Inc.	364	5,929
Bonanza Creek Energy, Inc. (a)	4,627	224,965
Callon Petroleum Company (a)	25,056	230,014
Delek US Holdings, Inc.	4,587	146,738
DHT Holdings, Inc.	29,880	233,363
Endeavour International Corporation (a)	216	743
EXCO Resources, Inc.	37,311	236,925
GasLog Ltd.	8,333	223,158
Pacific Ethanol, Inc. (a)	8,490	132,444
Panhandle Oil & Gas, Inc. - Class A	4,851	212,716
PBF Energy, Inc. - Class A	7,601	233,959
PetroQuest Energy, Inc. (a)	18,712	112,646
REX American Resources Corporation (a)	3,616	236,342
Sanchez Energy Corporation (a)	7,878	222,790
Stone Energy Corporation (a)	4,593	225,287
Swift Energy Company (a)	7,963	98,184
Triangle Petroleum Corporation (a)	24,860	239,153
VAALCO Energy, Inc. (a)	7,027	64,789
Vertex Energy, Inc. (a)	27,641	224,721
Warren Resources, Inc. (a)	61,972	314,198
Westmoreland Coal Company (a)	3,139	92,946
		4,193,937
Financials - 16.9%
Banks - 2.2%
1st Source Corporation	22	649
Bank of Marin Bancorp	6	272
C&F Financial Corporation	68	2,125

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Financials - 16.9%(Continued)
Banks - 2.2% (Continued)
Capital Bank Financial Corporation - Class A (a)	9,534	$227,386
Central Pacific Financial Corporation	11,353	213,096
ConnectOne Bancorp, Inc. (a)	1	48
Customers Bancorp, Inc. (a)	12,423	273,679
Enterprise Financial Services Corporation	132	2,359
Financial Institutions, Inc.	5,745	132,997
First BanCorp (Puerto Rico) (a)	13,451	69,138
First Business Financial Services, Inc.	2,038	92,138
First Horizon National Corporation	19,835	227,907
First Interstate BancSystem, Inc.	927	23,073
First Merchants Corporation	1,846	39,172
Fulton Financial Corporation	18,564	226,295
Great Southern Bancorp, Inc.	28	803
Independent Bank Corporation (Michigan)	18,138	236,157
NBT Bancorp, Inc.	19	430
Old Line Bancshares, Inc.	1,257	21,331
Park Sterling Corporation	84	548
PrivateBancorp, Inc.	389	10,725
Seacoast Banking Corporation of Florida (a)	18,318	194,171
Synovus Financial Corporation	100	321
Taylor Capital Group, Inc. (a)	471	10,027
Washington Banking Company	19	327
Washington Trust Bancorp, Inc.	17	581
WesBanco, Inc.	837	25,311
		2,031,066
Capital Markets - 2.1%
Calamos Asset Management, Inc. - Class A	3,909	47,611
Evercore Partners, Inc. - Class A	3,056	163,282
FBR & Company (a)	6,726	173,531
GAMCO Investors, Inc. - Class A	2,848	216,249
Garrison Capital, Inc.	20	282
Gladstone Capital Corporation	11	106
HFF, Inc. - Class A	5,327	181,118
ICG Group, Inc. (a)	323	6,583
Manning & Napier, Inc.	15,979	265,571
MCG Capital Corporation	14,707	49,415
Piper Jaffray Companies, Inc. (a)	1,517	66,535
Pzena Investment Management, Inc. - Class A	18,794	204,291
Safeguard Scientifics, Inc. (a)	13	273
Solar Capital Ltd.	4,482	98,156
SWS Group, Inc. (a)	31,329	232,148
U.S. Global Investors, Inc. - Class A	187	679
Virtus Investment Partners, Inc. (a)	15	2,775
Walter Investment Management Corporation (a)	2,677	71,155
Westwood Holdings Group, Inc.	465	27,049
WhiteHorse Finance, Inc.	9,075	123,783
		1,930,592
Consumer Finance - 0.6%
DFC Global Corporation (a)	9,845	91,755
Nelnet, Inc. - Class A	7,724	326,416

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Financials - 16.9%(Continued)
Consumer Finance - 0.6% (Continued)
Nicholas Financial, Inc.	8,512	$133,809
		551,980
Diversified Financial Services - 0.5%
MarketAxess Holdings, Inc.	4,147	223,440
Marlin Business Services Corporation	8,000	137,360
PHH Corporation (a)	3,786	89,993
PICO Holdings, Inc. (a)	203	4,720
		455,513
Insurance - 4.0%
American Equity Investment Life Holding Company	499	11,637
AmTrust Financial Services, Inc.	2,339	90,449
Donegal Group, Inc. - Class A	9	133
EMC Insurance Group, Inc.	5,562	183,490
Endurance Specialty Holdings Ltd.	1,531	77,806
Federated National Holding Company	13,520	262,694
Hanover Insurance Group, Inc. (The)	3,860	225,617
Horace Mann Educators Corporation	6,974	209,708
Kansas City Life Insurance Company	5,216	216,881
Kemper Corporation	6,122	241,268
MBIA, Inc. (a)	16,173	196,017
Mercury General Corporation	4,770	228,292
National Interstate Corporation	7,899	221,330
Navigators Group, Inc. (The) (a)	3,833	218,366
OneBeacon Insurance Group Ltd. - Class A	13,157	203,144
ProAssurance Corporation	1,681	76,351
Safety Insurance Group, Inc.	3,856	207,106
Selective Insurance Group, Inc.	10,067	230,937
Symetra Financial Corporation	11,646	240,606
United Insurance Holdings Corporation	18,644	284,321
		3,626,153
Real Estate Investment Trusts (REIT) - 5.2%
Agree Realty Corporation	1,717	51,287
Aviv REIT, Inc.	8,897	234,792
Cedar Realty Trust, Inc.	38,007	235,263
Chesapeake Lodging Trust	1,834	49,500
DCT Industrial Trust, Inc.	29,528	230,909
Dynex Capital, Inc.	1,945	16,688
Education Realty Trust, Inc.	20,890	213,078
Franklin Street Properties Corporation	13,925	169,606
Geo Group, Inc. (The)	13,474	451,783
Healthcare Trust of America, Inc. - Class A	20,053	234,420
Invesco Mortgage Capital, Inc.	10,236	170,634
Kite Realty Group Trust	38,136	236,443
LTC Properties, Inc.	5,398	208,525
New Residential Investment Corporation	36,585	223,168
Post Properties, Inc.	3,456	173,526
PS Business Parks, Inc.	2,732	234,324
Saul Centers, Inc.	4,913	225,458
Sovran Self Storage, Inc.	3,060	232,254
Starwood Waypoint Residential Trust (a)	8,728	237,140

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Financials - 16.9%(Continued)
Real Estate Investment Trusts (REIT) - 5.2% (Continued)
Strategic Hotels & Resorts, Inc. (a)	22,189	$239,419
Sun Communities, Inc.	3,403	155,075
Sunstone Hotel Investors, Inc.	12,139	173,709
Universal Health Realty Income Trust	2,729	115,791
Winthrop Realty Trust	19,263	267,756
		4,780,548
Real Estate Management & Development - 0.4%
Forestar Group, Inc. (a)	191	3,257
Kennedy-Wilson Holdings, Inc.	17,838	389,582
		392,839
Thrifts & Mortgage Finance - 1.9%
Apollo Residential Mortgage, Inc.	14,124	228,103
BBX Capital Corporation - Class A (a)	11,070	207,341
Brookline Bancorp, Inc.	5,143	46,698
Charter Financial Corporation	4,257	46,827
Clifton Bancorp, Inc.	8,606	99,744
Everbank Financial Corp	9,716	181,883
Federal Agricultural Mortgage Corporation - Class C	293	10,425
Flagstar Bancorp, Inc. (a)	5,007	88,123
Home Federal Bancorp, Inc.	4,143	62,352
HomeStreet, Inc.	896	16,271
Meridian Interstate Bancorp, Inc. (a)	3,144	79,449
Oritani Financial Corporation	7,372	109,327
Walker & Dunlop, Inc. (a)	1,151	18,048
Washington Federal, Inc.	10,388	224,173
Waterstone Financial, Inc.	22,080	229,853
WSFS Financial Corporation	1,549	104,743
		1,753,360
Health Care - 16.6%
Biotechnology - 1.9%
Aegerion Pharmaceuticals, Inc. (a)	4,304	190,495
Anacor Pharmaceuticals, Inc. (a)	8,984	147,966
BioSpecifics Technologies Corporation (a)	7,242	171,853
Coronado Biosciences, Inc. (a)	1	2
Durata Therapeutics, Inc. (a)	357	4,834
Dyax Corporation (a)	34,299	226,716
Harvard Apparatus Regenerative Technology, Inc. (a)	1	2
Hyperion Therapeutics, Inc. (a)	1,801	44,377
Ligand Pharmaceuticals, Inc. (a)	3,264	206,187
Nanosphere, Inc. (a)	100	171
PDL BioPharma, Inc.	28,335	240,564
Prothena Corporation plc (a)	6,451	141,922
Rigel Pharmaceuticals, Inc. (a)	58,738	187,961
Synthetic Biologics, Inc. (a)	57,766	83,761
TESARO, Inc. (a)	8	200
Tetraphase Pharmaceuticals, Inc. (a)	11,033	118,494
TG Therapeutics, Inc. (a)	30	160
		1,765,665
Health Care Equipment & Supplies - 5.1%
Alere, Inc. (a)	6,756	225,650

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Health Care - 16.6%(Continued)
Health Care Equipment & Supplies - 5.1% (Continued)
AngioDynamics, Inc. (a)	16,532	$222,190
Anika Therapeutics, Inc. (a)	5,858	250,371
ArthroCare Corporation (a)	4,958	240,612
AtriCure, Inc. (a)	6,818	104,997
Cantel Medical Corporation	6,252	207,316
Cardiovascular Systems, Inc. (a)	5,290	152,088
CryoLife, Inc.	16,226	147,332
Cynosure, Inc. - Class A (a)	15,188	372,714
Derma Sciences, Inc. (a)	4,895	50,614
DexCom, Inc. (a)	4,914	159,410
Endologix, Inc. (a)	9,888	125,380
Exactech, Inc. (a)	4,495	99,879
Globus Medical, Inc. - Class A (a)	3,516	85,861
Greatbatch, Inc. (a)	8,076	371,738
Haemonetics Corporation (a)	7,255	220,262
HeartWare International, Inc. (a)	1,705	144,857
Invacare Corporation	4,896	77,357
Merit Medical Systems, Inc. (a)	7,430	95,624
Natus Medical, Inc. (a)	17,225	427,697
NuVasive, Inc. (a)	6,407	215,980
OraSure Technologies, Inc. (a)	41,573	272,303
Orthofix International N.V. (a)	4,281	129,286
Symmetry Medical, Inc. (a)	2,320	19,163
Tornier N.V. (a)	12,726	215,960
Vascular Solutions, Inc. (a)	1,155	25,306
		4,659,947
Health Care Providers & Services - 5.7%
Addus HomeCare Corporation (a)	10,519	227,421
Alliance Healthcare Services, Inc. (a)	7,887	224,464
Almost Family, Inc. (a)	9,165	196,772
AMN Healthcare Services, Inc. (a)	18,963	236,658
AmSurg Corporation (a)	3,880	168,043
BioTelemetry, Inc. (a)	26,564	210,918
Capital Senior Living Corporation (a)	2,622	64,842
Chindex International, Inc. (a)	9,960	237,347
Corvel Corporation (a)	4,109	187,124
Cross Country Healthcare, Inc. (a)	26,975	191,253
Emeritus Corporation (a)	7,550	225,216
Ensign Group, Inc. (The)	3,712	157,760
Five Star Quality Care, Inc. (a)	51,626	249,353
Gentiva Health Services, Inc. (a)	17,300	130,269
Health Net, Inc. (a)	7,175	246,318
Landauer, Inc.	509	22,009
LHC Group, Inc. (a)	838	17,414
LifePoint Hospitals, Inc. (a)	3,935	220,045
Magellan Health Services, Inc. (a)	7,965	459,740
Molina Healthcare, Inc. (a)	5,866	219,388
Providence Service Corporation (The) (a)	2,729	110,825
RadNet, Inc. (a)	47,170	234,435
Select Medical Holdings Corporation	25,984	362,737

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Health Care - 16.6%(Continued)
Health Care Providers & Services - 5.7% (Continued)
Triple-S Management Corporation - Class B (a)	1,245	$18,650
U.S. Physical Therapy, Inc.	2,432	75,027
Universal American Corporation	14,595	104,646
VCA Antech, Inc. (a)	7,493	229,511
WellCare Health Plans, Inc. (a)	3,617	244,039
		5,272,224
Health Care Technology - 0.6%
HealthStream, Inc. (a)	6,236	141,245
MedAssets, Inc. (a)	971	22,168
Omnicell, Inc. (a)	8,503	225,160
Quality Systems, Inc.	8,826	130,360
		518,933
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (a)	16,414	121,956
Cambrex Corporation (a)	7,002	143,471
Charles River Laboratories International, Inc. (a)	3,976	213,591
Enzo Biochem, Inc. (a)	55,283	232,188
Fluidigm Corporation (a)	4,464	167,668
Harvard Bioscience, Inc. (a)	9	38
		878,912
Pharmaceuticals - 2.4%
AcelRx Pharmaceuticals, Inc. (a)	14,888	161,088
Akorn, Inc. (a)	10,021	252,730
Biota Pharmaceuticals, Inc. (a)	36,989	136,490
Impax Laboratories, Inc. (a)	8,565	223,975
Lannett Company, Inc. (a)	6,829	235,805
Medicines Company (The) (a)	4,880	129,808
Nektar Therapeutics (a)	16,238	191,121
Pacira Pharmaceuticals, Inc. (a)	2,984	204,374
Pain Therapeutics, Inc. (a)	41,316	235,088
Pernix Therapeutics Holdings, Inc. (a)	50,298	241,934
Prestige Brands Holdings, Inc. (a)	4,966	166,460
		2,178,873
Industrials - 14.2%
Aerospace & Defense - 0.9%
API Technologies Corporation (a)	110	251
Astronics Corporation (a)	4,063	232,078
Engility Holdings, Inc. (a)	2,892	126,207
Huntington Ingalls Industries, Inc.	63	6,489
Moog, Inc. - Class A (a)	3,580	234,311
Orbital Sciences Corporation (a)	8,049	236,641
Sparton Corporation (a)	549	14,911
		850,888
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	3,195	25,017
Atlas Air Worldwide Holdings, Inc. (a)	792	27,712
Park-Ohio Holdings Corporation (a)	3,949	230,582
		283,311
Airlines - 0.6%
Hawaiian Holdings, Inc. (a)	15,460	223,397

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Industrials - 14.2%(Continued)
Airlines - 0.6% (Continued)
JetBlue Airways Corporation (a)	23,511	$185,855
Republic Airways Holdings, Inc. (a)	13,346	110,905
		520,157
Building Products - 0.7%
Builders FirstSource, Inc. (a)	8,292	65,092
Insteel Industries, Inc.	8,622	177,441
Patrick Industries, Inc. (a)	5,643	226,115
PGT, Inc. (a)	23,292	231,756
		700,404
Commercial Services & Supplies - 2.0%
ARC Document Solutions, Inc. (a)	29,249	187,194
CECO Environmental Corporation	1,612	25,615
Deluxe Corporation	4,221	231,944
EnerNOC, Inc. (a)	4,934	116,442
Heritage-Crystal Clean, Inc. (a)	110	1,760
Kimball International, Inc. - Class B	12,060	202,126
Knoll, Inc.	6,950	126,420
Multi-Color Corporation	624	21,746
Quad/Graphics, Inc.	3,536	76,554
Schawk, Inc.	11,244	224,880
SP Plus Corporation (a)	974	23,785
Steelcase, Inc. - Class A	14,133	232,912
Sykes Enterprises, Inc. (a)	2,064	40,847
Team, Inc. (a)	140	6,005
US Ecology, Inc.	439	19,601
Viad Corporation	12,602	290,476
		1,828,307
Construction & Engineering - 1.5%
Argan, Inc.	10,262	274,714
Dycom Industries, Inc. (a)	4,800	150,720
Furmanite Corporation (a)	33	346
Great Lakes Dredge & Dock Corporation (a)	4,916	42,425
MYR Group, Inc. (a)	5,768	135,317
Orion Marine Group, Inc. (a)	13,598	159,505
Primoris Services Corporation	8,526	238,557
Tutor Perini Corporation (a)	12,714	376,334
		1,377,918
Electrical Equipment - 0.4%
Broadwind Energy, Inc. (a)	15,632	210,876
Preformed Line Products Company	2,307	137,866
Vicor Corporation (a)	5	42
		348,784
Industrial Conglomerates - 0.3%
Standex International Corporation	4,222	250,660

Machinery - 2.1%
Alamo Group, Inc.	4,246	225,548
Albany International Corporation - Class A	2,486	89,446
Ampco-Pittsburgh Corporation	8,703	174,321
CIRCOR International, Inc.	2,863	232,504

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Industrials - 14.2%(Continued)
Machinery - 2.1% (Continued)
Douglas Dynamics, Inc.	5,393	$90,980
FreightCar America, Inc.	1,512	39,705
Gorman-Rupp Company (The)	16	497
Harsco Corporation	3,360	80,405
Kadant, Inc.	3,815	132,571
Lydall, Inc. (a)	7,635	178,735
Manitex International, Inc. (a)	2,220	36,541
Mueller Water Products, Inc. - Class A	22,885	208,711
NACCO Industries, Inc. - Class A	4,523	242,388
Rexnord Corporation (a)	6,329	169,237
Twin Disc, Inc.	150	4,340
Xerium Technologies, Inc. (a)	2	27
		1,905,956
Marine - 0.2%
Baltic Trading Ltd.	9,569	57,318
Matson, Inc.	4,371	103,549
		160,867
Professional Services - 3.2%
Barrett Business Services, Inc.	936	47,184
CDI Corporation	6,220	95,290
CRA International, Inc. (a)	3,894	84,772
Exponent, Inc.	3,217	226,541
Franklin Covey Company (a)	3,972	80,512
Hill International, Inc. (a)	36,922	248,116
Huron Consulting Group, Inc. (a)	3,895	277,324
ICF International, Inc. (a)	5,769	224,818
Insperity, Inc.	2,326	74,572
Kelly Services, Inc. - Class A	3,264	68,740
Korn/Ferry International (a)	15,612	453,529
Navigant Consulting, Inc. (a)	8,257	138,718
On Assignment, Inc. (a)	6,546	229,110
Resources Connection, Inc.	14,180	192,990
RPX Corporation (a)	7,014	114,889
TrueBlue, Inc. (a)	8,452	226,091
VSE Corporation	2,728	170,418
		2,953,614
Road & Rail - 0.4%
Marten Transport Ltd.	9,938	233,146
Patriot Transportation Holding, Inc. (a)	24	837
Universal Truckload Services, Inc.	5,590	137,849
		371,832
Trading Companies & Distributors - 1.6%
Aircastle Ltd.	9,695	170,341
Applied Industrial Technologies, Inc.	4,439	212,717
CAI International, Inc. (a)	1,228	26,709
DXP Enterprises, Inc. (a)	2,256	255,402
H&E Equipment Services, Inc. (a)	10,593	408,360
MRC Global, Inc. (a)	7,813	228,061
TAL International Group, Inc. (a)	4,582	193,269
		1,494,859

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Information Technology - 18.2%
Communications Equipment - 1.1%
Alliance Fiber Optic Products, Inc.	9,246	$177,708
Bel Fuse, Inc. - Class B	9,360	203,674
Digi International, Inc. (a)	63	558
Emulex Corporation (a)	17,123	122,429
Harmonic, Inc. (a)	17,105	120,248
Oclaro, Inc. (a)	2,283	7,762
ShoreTel, Inc. (a)	6,329	47,784
Sonus Networks, Inc. (a)	74,013	242,023
TESSCO Technologies, Inc.	500	16,445
Westell Technologies, Inc. - Class A (a)	21,707	70,765
		1,009,396
Electronic Equipment, Instruments & Components - 3.0%
Aeroflex Holding Corporation (a)	6,668	51,010
Audience, Inc. (a)	16,583	190,704
AVX Corporation	12,323	164,512
Benchmark Electronics, Inc. (a)	3,336	77,328
Clearfield, Inc. (a)	3,510	55,318
Cognex Corporation (a)	67	2,307
Coherent, Inc. (a)	3,677	219,554
CUI Global, Inc (a)	21,275	193,815
Daktronics, Inc.	16,408	213,632
Fabrinet (a)	2,033	43,913
Insight Enterprises, Inc. (a)	8,471	221,263
Itron, Inc. (a)	2,392	90,896
Key Tronic Corporation (a)	39	409
Mesa Laboratories, Inc.	730	62,561
Multi-Fineline Electronix, Inc. (a)	38	470
Newport Corporation (a)	7,634	142,603
OSI Systems, Inc. (a)	3,405	190,033
PC Connection, Inc.	2,728	54,587
ScanSource, Inc. (a)	329	12,637
Tech Data Corporation (a)	7,333	458,239
Vishay Intertechnology, Inc.	5,139	73,077
Vishay Precision Group, Inc. (a)	133	2,159
Zygo Corporation (a)	11,688	224,877
		2,745,904
Internet Software & Services - 1.9%
Blucora, Inc. (a)	3,246	62,486
Carbonite, Inc. (a)	1,773	17,535
comScore, Inc. (a)	16	501
DealerTrack Holdings, Inc. (a)	4,106	187,603
Demandware, Inc. (a)	4,630	229,787
EarthLink Holdings Corporation	25,217	85,990
eGain Corporation (a)	25	164
Envestnet, Inc. (a)	4,692	172,900
LogMeIn, Inc. (a)	5,675	257,929
Marchex, Inc. - Class B	2,393	22,135
Perficient, Inc. (a)	12,719	232,376
SPS Commerce, Inc. (a)	4,266	220,979
Unwired Planet, Inc. (a)	31,162	71,049

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Information Technology - 18.2%(Continued)
Internet Software & Services - 1.9% (Continued)
XO Group, Inc. (a)	18,074	$191,946
		1,753,380
IT Services - 3.5%
Acxiom Corporation (a)	2,793	78,874
Cardtronics, Inc. (a)	5,016	167,936
Cass Information Systems, Inc.	15	758
Convergys Corporation	9,933	213,957
CoreLogic, Inc. (a)	8,085	226,622
EPAM Systems, Inc. (a)	7,448	231,856
ExlService Holdings, Inc. (a)	8,248	233,377
Global Cash Access Holdings, Inc. (a)	24,362	160,789
iGATE Corporation (a)	6,295	230,397
Information Services Group, Inc. (a)	41,603	205,935
Lionbridge Technologies, Inc. (a)	45,810	269,363
MAXIMUS, Inc.	5,415	230,517
ModusLink Global Solutions, Inc. (a)	11,316	45,717
MoneyGram International, Inc. (a)	19,716	260,251
PRGX Global, Inc. (a)	27,650	177,789
Science Applications International Corporation	5,778	225,342
TeleTech Holdings, Inc. (a)	2,607	62,907
Virtusa Corporation (a)	6,970	229,801
		3,252,188
Semiconductors & Semiconductor Equipment - 4.2%
Alpha & Omega Semiconductor Ltd. (a)	46	331
Amkor Technology, Inc. (a)	31,400	249,630
ATMI, Inc. (a)	6,610	224,641
Axcelis Technologies, Inc. (a)	93,331	167,062
Cavium, Inc. (a)	5,413	229,349
CEVA, Inc. (a)	1,966	31,908
Cirrus Logic, Inc. (a)	4,806	107,174
DSP Group, Inc. (a)	26,144	208,106
Inphi Corporation (a)	15,443	228,402
Integrated Device Technology, Inc. (a)	30,086	351,104
Intermolecular, Inc. (a)	192	522
Intersil Corporation - Class A	6,650	82,061
IXYS Corporation	20,737	223,752
Lattice Semiconductor Corporation (a)	25,773	217,009
MA/COM Technology Solutions Holdings, Inc. (a)	4,098	71,756
Mattson Technology, Inc. (a)	113,145	225,159
Microsemi Corporation (a)	734	17,264
Monolithic Power Systems, Inc. (a)	5,780	214,438
OmniVision Technologies, Inc. (a)	12,389	241,957
PLX Technology, Inc. (a)	13,406	77,755
RF Micro Devices, Inc. (a)	27,312	230,513
Sigma Designs, Inc. (a)	5,706	21,512
Silicon Image, Inc. (a)	36,645	205,578
Vitesse Semiconductor Corporation (a)	48,376	179,959
		3,806,942
Software - 3.5%
ACI Worldwide, Inc. (a)	3,851	220,085

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Information Technology - 18.2%(Continued)
Software - 3.5% (Continued)
Actuate Corporation (a)	4,269	$24,034
American Software, Inc. - Class A	3,007	28,987
Cinedigm Corporation - Class A (a)	78,557	196,392
Compuware Corporation	22,478	232,872
Comverse, Inc. (a)	6,064	151,236
Digimarc Corporation	5,204	171,836
ePlus, Inc. (a)	3,661	183,196
Guidance Software, Inc. (a)	350	3,224
Imperva, Inc. (a)	3,295	75,390
Infoblox, Inc. (a)	10,063	197,436
Interactive Intelligence Group, Inc. (a)	3,402	212,863
Model N, Inc. (a)	6,820	61,448
NetScout Systems, Inc. (a)	4,216	164,255
Pegasystems, Inc.	13,880	229,992
Progress Software Corporation (a)	6,003	128,824
Sapiens International Corporation N.V. (a)	23,664	186,236
Synchronoss Technologies, Inc. (a)	6,983	212,563
Take-Two Interactive Software, Inc. (a)	7,329	149,365
Telenav, Inc. (a)	32,043	196,424
Verint Systems, Inc. (a)	5,183	226,860
		3,253,518
Technology Hardware, Storage & Peripherals - 1.0%
Cray, Inc. (a)	6,846	196,549
Dot Hill Systems Corporation (a)	42,522	175,616
Electronics For Imaging, Inc. (a)	1,693	63,978
Intevac, Inc. (a)	5,623	45,265
Lexmark International, Inc. - Class A	221	9,503
QLogic Corporation (a)	18,971	219,684
Synaptics, Inc. (a)	2,899	180,173
		890,768
Materials - 4.5%
Chemicals - 1.4%
A. Schulman, Inc.	2,524	90,662
Arabian American Development Company (a)	3,534	38,627
Chase Corporation	25	778
Chemtura Corporation (a)	8	178
Ferro Corporation (a)	18,029	234,016
Innospec, Inc.	2,226	95,852
Koppers Holdings, Inc.	7,256	309,831
Penford Corporation (a)	35	441
Quaker Chemical Corporation	743	55,301
Sensient Technologies Corporation	4,210	227,551
Stepan Company	4,132	238,954
Tredegar Corporation	1,373	28,572
		1,320,763
Construction Materials - 0.1%
United States Lime & Minerals, Inc.	1,045	56,493

Containers & Packaging - 0.6%
AEP Industries, Inc. (a)	1,322	47,089

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7%(Continued)	Shares	Value
Materials - 4.5%(Continued)
Containers & Packaging - 0.6% (Continued)
Berry Plastics Group, Inc. (a)	19,114	$429,874
Myers Industries, Inc.	4,921	92,023
		568,986
Metals & Mining - 1.4%
AMCOL International Corporation	4,921	225,628
Charles & Colvard Ltd. (a)	178	386
Compass Minerals International, Inc.	5,340	489,144
Horsehead Holding Corporation (a)	96	1,497
Materion Corporation	25	841
Noranda Aluminum Holding Corporation	43,443	154,223
Stillwater Mining Company (a)	13,907	219,453
Tahoe Resources, Inc. (a)	8	178
Worthington Industries, Inc.	6,109	224,811
		1,316,161
Paper & Forest Products - 1.0%
KapStone Paper and Packaging Corporation (a)	8,758	231,036
Neenah Paper, Inc.	4,002	201,581
P.H. Glatfelter Company	10,321	263,392
Schweitzer-Mauduit International, Inc.	5,403	235,787
		931,796
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
Cbeyond, Inc. (a)	28,232	279,215
Lumos Networks Corporation	2,444	32,285
Premiere Global Services, Inc. (a)	3,585	45,601
Vonage Holdings Corporation (a)	61,308	235,423
		592,524
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	85	561
NII Holdings, Inc. (a)	224	192
Telephone and Data Systems, Inc.	1,794	48,779
		49,532
Utilities - 1.1%
Electric Utilities - 0.2%
Unitil Corporation	6,894	228,881

Gas Utilities - 0.5%
Chesapeake Utilities Corporation	64	4,049
Delta Natural Gas Company, Inc.	8	152
Laclede Group, Inc. (The)	4,988	236,481
Southwest Gas Corporation	4,107	225,926
		466,608
Water Utilities - 0.4%
American States Water Company	7,319	222,205
Consolidated Water Company Ltd.	9,276	107,787
		329,992

Total Common Stocks (Cost $87,515,126)		$90,803,640

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 0.2%	Shares	Value
Firsthand Technology Value Fund, Inc. (a) (Cost $204,230)	9,185	$179,659

MONEY MARKET FUNDS - 1.3%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $1,173,818)	1,173,818	$1,173,818

Total Investments at Value - 100.2% (Cost $88,893,174)		$92,157,117

Liabilities in Excess of Other Assets - (0.2%)		(183,206)

Net Assets - 100.0%		$91,973,911

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of April 30, 2014.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
April 30, 2014(Unaudited)

U.S. TREASURY OBLIGATIONS (a) - 22.7%	Par Value	Value
U.S. Treasury Bills,
0.065%, due 08/21/2014	$2,650,000	$2,649,754
0.068%, due 09/04/2014	3,050,000	3,049,680
0.037%, due 09/18/2014	3,125,000	3,124,634
0.025%, due 09/25/2014	550,000	549,921
0.040%, due 10/02/2014	2,600,000	2,599,555
Total U.S. Treasury Obligations (Cost $11,972,787)		$11,973,544

MONEY MARKET FUNDS - 66.6%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.03% (b)	6,526,230	$6,526,230
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (b)	14,516,757	14,516,757
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.06% (b)	6,528,635	6,528,635
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.09% (b)	542,832	542,832
PIMCO Money Market Fund - Institutional Class, 0.00% (b)	540,989	540,989
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	6,526,733	6,526,733
Total Money Market Funds (Cost $35,182,176)		$35,182,176

Total Investments at Value - 89.3% (Cost $47,154,963)		$47,155,720

Other Assets in Excess of Liabilities - 10.7%		5,637,487	(c)

Net Assets - 100.0%		$52,793,207

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of April 30, 2014.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
April 30, 2014 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Copper Future	07/29/2014	17	$1,284,350	$(12)
Crude Oil Future	05/20/2014	12	1,198,200	(29,886)
Ethanol Future	06/04/2014	33	2,092,002	27,230
Live Cattle Future	06/30/2014	43	2,362,850	1,342
Lumber Future	07/15/2014	18	655,182	(160)
Oats Future	07/14/2014	124	2,235,100	28,194
Red Spring Wheat Future	07/14/2014	41	1,575,937	59,709
Soybean Future	07/14/2014	5	378,188	3,574
Soybean Meal Future	07/14/2014	81	3,998,970	145,724

Total Futures Contracts			$15,780,779	$235,715

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2014 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Butter Cash Future	06/03/2014	1	$39,250	$(2,228)
Butter Cash Future	07/01/2014	2	78,800	(5,255)
Cocoa Future	07/16/2014	27	804,600	3,976
Coffee Future	07/21/2014	21	1,621,069	(50,232)
Corn Future	07/14/2014	58	1,505,100	(27,792)
Cotton No. 2 Future	07/09/2014	15	707,175	(15,901)
Feeder Cattle Future	05/22/2014	7	633,850	(7,207)
Feeder Cattle Future	08/28/2014	7	655,987	(8,656)
Frozen Concentrate Orange Juice Future	07/11/2014	16	385,440	3,061
Hard Red Winter Wheat Future	07/14/2014	1	40,625	(3,315)
Lean Hogs Future	06/13/2014	6	295,440	1,313
Natural Gas Future	05/28/2014	9	431,820	(16,820)
Palladium Future	06/26/2014	3	243,015	(2,362)
Platinum Future	07/29/2014	2	142,750	2,096
Soybean Oil Future	07/14/2014	145	3,663,570	75,345
Sugar No. 11 Future	06/30/2014	89	1,766,330	(22,172)
Wheat Future	07/14/2014	79	2,849,925	(100,036)
Total Commodity Futures			15,864,746	(176,185)

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	05/20/2014	188	2,814,360	244,150
CBOE Volatility Index (VIX) Future	06/17/2014	280	4,393,200	366,565
E-Mini S&P 500 Future	06/20/2014	205	19,267,437	(327,211)
Total Financial Futures			26,474,997	283,504

Total Futures Contracts Sold Short			$42,339,743	$107,319

See accompanying notes to financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S, Eiben
Larry S. Eiben, President

Date	June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	June 26, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	June 26, 2014

*	Print the name and title of each signing officer under his or her signature.